The Hartford Growth Opportunities Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 91.5%
	Automobiles & Components - 1.6%
35,703	Tesla, Inc.*	$ 33,443,714
763,282	Thor Industries, Inc.	72,198,844
		105,642,558
	Capital Goods - 3.0%
1,630,959	Johnson Controls International plc	118,521,791
441,592	Middleby Corp.	81,782,838
		200,304,629
	Commercial & Professional Services - 1.8%
592,125	Copart, Inc.*	76,532,156
575,039	CoStar Group, Inc.*	40,344,736
		116,876,892
	Consumer Durables & Apparel - 3.7%
860,158	Lennar Corp. Class A	82,669,785
275,259	Lululemon Athletica, Inc.*	91,870,444
2,421,013	Peloton Interactive, Inc. Class A*	66,166,285
		240,706,514
	Consumer Services - 6.4%
1,163,869	Airbnb, Inc. Class A*	179,200,910
47,818	Booking Holdings, Inc.*	117,447,224
3,597,726	DraftKings, Inc. Class A*	79,473,767
916,314	Penn National Gaming, Inc.*	41,793,082
		417,914,983
	Food, Beverage & Tobacco - 0.2%
58,473	Constellation Brands, Inc. Class A	13,901,956
	Health Care Equipment & Services - 4.2%
266,967	ABIOMED, Inc.*	78,987,526
202,941	DexCom, Inc.*	87,362,042
1,439,411	GoodRx Holdings, Inc. Class A*(1)	34,560,258
304,279	Veeva Systems, Inc. Class A*	71,974,155
		272,883,981
	Materials - 1.2%
351,036	Albemarle Corp.	77,487,687
	Media & Entertainment - 22.6%
199,303	Alphabet, Inc. Class A*	539,327,869
566,337	Electronic Arts, Inc.	75,130,266
1,147,028	Match Group, Inc.*	129,270,056
787,713	Meta Platforms, Inc. Class A*	246,758,974
441,552	Roku, Inc.*	72,436,606
1,576,339	Snap, Inc. Class A*	51,294,071
794,478	Spotify Technology S.A.*	155,924,252
1,409,809	Twitter, Inc.*	52,881,936
665,962	Walt Disney Co.*	95,212,587
1,213,950	ZoomInfo Technologies, Inc.*	64,169,397
		1,482,406,014
	Pharmaceuticals, Biotechnology & Life Sciences - 5.5%
209,083	Ascendis Pharma A/S ADR*	25,432,856
304,729	Danaher Corp.	87,088,501
1,345,828	Exact Sciences Corp.*	102,767,426
410,023	Illumina, Inc.*	143,024,223
121,360	Reata Pharmaceuticals, Inc. Class A*	3,412,643
		361,725,649
	Real Estate - 0.0%
448,214	WeWork, Inc.*(1)	3,330,230
	Retailing - 7.8%
86,087	Amazon.com, Inc.*	257,526,678
Shares or Principal Amount		Market Value†
COMMON STOCKS - 91.5% - (continued)
	Retailing - 7.8% - (continued)
280,141	Five Below, Inc.*	$ 45,943,124
560,736	Ross Stores, Inc.	54,811,944
171,581	Tory Burch LLC(2)(3)(4)	7,365,971
396,957	Ulta Beauty, Inc.	144,389,139
		510,036,856
	Semiconductors & Semiconductor Equipment - 9.0%
1,923,882	Advanced Micro Devices, Inc.*	219,803,519
475,971	MKS Instruments, Inc.	73,932,575
708,611	NVIDIA Corp.	173,510,489
302,704	SolarEdge Technologies, Inc.*	72,110,147
345,750	Universal Display Corp.	53,076,083
		592,432,813
	Software & Services - 20.8%
758,755	Block, Inc. Class A*	92,788,149
292,653	Fair Isaac Corp.*	144,860,308
478,828	Five9, Inc.*	60,188,680
498,601	Guidewire Software, Inc.*	50,278,925
3,708,500	ironSource Ltd.	25,625,735
1,887,545	ironSource Ltd. Class A*(1)	13,042,936
697,270	Mastercard, Inc. Class A	269,411,183
219,866	Palo Alto Networks, Inc.*	113,758,668
344,461	Paycom Software, Inc.*	115,497,773
685,800	Payoneer Global, Inc.	3,579,876
623,821	RingCentral, Inc. Class A*	110,098,168
326,300	salesforce.com, Inc.*	75,907,169
2,559,477	UiPath, Inc. Class A*	93,497,695
777,652	Workday, Inc. Class A*	196,753,733
		1,365,288,998
	Technology Hardware & Equipment - 2.6%
1,397,413	Arista Networks, Inc.*	173,712,410
	Transportation - 1.1%
1,913,889	Uber Technologies, Inc.*	71,579,449
	Total Common Stocks (cost $5,605,732,051)	$ 6,006,231,619
CONVERTIBLE PREFERRED STOCKS - 0.6%
	Commercial & Professional Services - 0.3%
470,535	Rubicon Global Holdings LLC Series C*(2)(3)(4)	$ 19,797,760
	Software & Services - 0.3%
5,668,755	Essence Group Holdings Corp. Series 3*(2)(3)(4)	11,620,948
743,470	Lookout, Inc. Series F*(2)(3)(4)	6,260,017
		17,880,965
	Total Convertible Preferred Stocks (cost $26,848,848)	$ 37,678,725

1

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
EXCHANGE-TRADED FUNDS - 5.2%
	Other Investment Pools & Funds - 5.2%
1,108,140	iShares Russell 1000 Growth ETF		$ 309,237,549
132,661	Vanguard Mega Cap Growth ETF		31,599,850
			340,837,399
	Total Exchange-Traded Funds (cost $334,208,499)		$ 340,837,399
	Total Long-Term Investments (Cost $5,966,789,398)		$ 6,384,747,743
SHORT-TERM INVESTMENTS - 2.2%
	Repurchase Agreements - 1.8%
$ 120,933,109	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2022 at 0.020%, due on 02/01/2022 with a maturity value of $120,933,176; collateralized by U.S. Treasury Note at 1.500%, maturing 11/30/2028, with a market value of $109,118,942, U.S. Treasury Bond at 2.500%, maturing 01/15/2029, with a market value of $14,232,894		$ 120,933,109
	Securities Lending Collateral - 0.4%
865,097	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(5)		865,097
23,298,046	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(5)		23,298,046
1,319,739	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(5)		1,319,739
			25,482,882
	Total Short-Term Investments (cost $146,415,991)		$ 146,415,991
	Total Investments (cost $6,113,205,389)	99.5%	$ 6,531,163,734
	Other Assets and Liabilities	0.5%	33,100,570
	Total Net Assets	100.0%	$ 6,564,264,304
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2022, the aggregate fair value of these securities are $45,044,696, which represented 0.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $45,044,696 or 0.7% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	5,668,755	$ 8,964,002	$ 11,620,948
07/2014	Lookout, Inc. Series F Convertible Preferred	743,470	8,492,732	6,260,017
09/2015	Rubicon Global Holdings LLC Series C Convertible Preferred	470,535	9,392,114	19,797,760
11/2013	Tory Burch LLC	171,581	13,447,917	7,365,971
			$ 40,296,765	$ 45,044,696

(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

2

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 105,642,558	$ 105,642,558	$ —	$ —
Capital Goods	200,304,629	200,304,629	—	—
Commercial & Professional Services	116,876,892	116,876,892	—	—
Consumer Durables & Apparel	240,706,514	240,706,514	—	—
Consumer Services	417,914,983	417,914,983	—	—
Food, Beverage & Tobacco	13,901,956	13,901,956	—	—
Health Care Equipment & Services	272,883,981	272,883,981	—	—
Materials	77,487,687	77,487,687	—	—
Media & Entertainment	1,482,406,014	1,482,406,014	—	—
Pharmaceuticals, Biotechnology & Life Sciences	361,725,649	361,725,649	—	—
Real Estate	3,330,230	3,330,230	—	—
Retailing	510,036,856	502,670,885	—	7,365,971
Semiconductors & Semiconductor Equipment	592,432,813	592,432,813	—	—
Software & Services	1,365,288,998	1,365,288,998	—	—
Technology Hardware & Equipment	173,712,410	173,712,410	—	—
Transportation	71,579,449	71,579,449	—	—
Convertible Preferred Stocks	37,678,725	—	—	37,678,725
Exchange-Traded Funds	340,837,399	340,837,399	—	—
Short-Term Investments	146,415,991	25,482,882	120,933,109	—
Total	$ 6,531,163,734	$ 6,365,185,929	$ 120,933,109	$ 45,044,696

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2022 is not presented.
3

Hartford Quality Value Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6%
	Banks - 10.6%
186,604	Bank of America Corp.	$ 8,609,909
30,342	Bank of Nova Scotia	2,183,410
61,018	JP Morgan Chase & Co.	9,067,275
25,664	PNC Financial Services Group, Inc.	5,286,527
		25,147,121
	Capital Goods - 7.7%
12,803	Honeywell International, Inc.	2,617,957
40,043	Johnson Controls International plc	2,909,925
11,462	Lockheed Martin Corp.	4,460,208
49,099	Raytheon Technologies Corp.	4,428,239
42,782	Westinghouse Air Brake Technologies Corp.	3,803,320
		18,219,649
	Commercial & Professional Services - 1.2%
18,322	Waste Management, Inc.	2,756,362
	Consumer Services - 3.2%
21,180	Hilton Worldwide Holdings, Inc.*	3,073,430
17,241	McDonald's Corp.	4,473,177
		7,546,607
	Diversified Financials - 3.1%
27,642	American Express Co.	4,970,584
27,615	Charles Schwab Corp.	2,421,836
		7,392,420
	Energy - 5.4%
43,424	Chevron Corp.	5,702,874
30,920	EOG Resources, Inc.	3,446,962
65,404	TotalEnergies SE ADR	3,714,947
		12,864,783
	Food & Staples Retailing - 1.2%
36,628	Sysco Corp.	2,862,478
	Food, Beverage & Tobacco - 4.5%
41,235	Coca-Cola Co.	2,515,748
60,204	Mondelez International, Inc. Class A	4,035,474
39,918	Philip Morris International, Inc.	4,105,566
		10,656,788
	Health Care Equipment & Services - 9.5%
9,602	Anthem, Inc.	4,234,386
17,527	Becton Dickinson and Co.	4,454,311
74,500	Koninklijke Philips N.V. ADR	2,479,360
41,571	Medtronic plc	4,302,183
15,093	UnitedHealth Group, Inc.	7,132,499
		22,602,739
	Household & Personal Products - 1.5%
42,926	Colgate-Palmolive Co.	3,539,249
	Insurance - 8.7%
59,505	American International Group, Inc.	3,436,414
29,634	Chubb Ltd.	5,846,195
19,968	Marsh & McLennan Cos., Inc.	3,067,884
38,553	MetLife, Inc.	2,585,364
37,255	Principal Financial Group, Inc.	2,721,850
25,916	Prudential Financial, Inc.	2,891,448
		20,549,155
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	Materials - 3.7%
20,834	Celanese Corp.	$ 3,244,062
32,620	FMC Corp.	3,600,269
11,689	PPG Industries, Inc.	1,825,822
		8,670,153
	Media & Entertainment - 3.2%
94,892	Comcast Corp. Class A	4,743,651
37,110	Omnicom Group, Inc.	2,796,610
		7,540,261
	Pharmaceuticals, Biotechnology & Life Sciences - 6.7%
62,295	AstraZeneca plc ADR	3,626,192
37,801	Merck & Co., Inc.	3,080,025
30,548	Novartis AG ADR	2,654,927
126,008	Pfizer, Inc.	6,639,362
		16,000,506
	Real Estate - 4.1%
9,857	American Tower Corp. REIT	2,479,036
133,045	Host Hotels & Resorts, Inc. REIT*	2,307,000
7,063	Public Storage REIT	2,532,297
82,505	VICI Properties, Inc. REIT	2,361,293
		9,679,626
	Retailing - 3.2%
571,800	Allstar Co.(1)(2)(3)	—
11,436	Lowe's Cos., Inc.	2,714,334
9,562	Target Corp.	2,107,752
38,298	TJX Cos., Inc.	2,756,307
		7,578,393
	Semiconductors & Semiconductor Equipment - 3.9%
4,875	Broadcom, Inc.	2,856,165
44,658	Intel Corp.	2,180,203
22,981	Texas Instruments, Inc.	4,124,860
		9,161,228
	Software & Services - 5.0%
8,135	Accenture plc Class A	2,876,374
52,391	Cognizant Technology Solutions Corp. Class A	4,475,239
37,260	Fidelity National Information Services, Inc.	4,468,219
		11,819,832
	Technology Hardware & Equipment - 1.7%
73,792	Cisco Systems, Inc.	4,108,001
	Telecommunication Services - 2.2%
100,108	Verizon Communications, Inc.	5,328,749
	Transportation - 1.5%
8,771	J.B. Hunt Transport Services, Inc.	1,688,768
42,271	Southwest Airlines Co.*	1,892,050
		3,580,818
	Utilities - 4.8%
42,174	Alliant Energy Corp.	2,524,535
40,488	Dominion Energy, Inc.	3,265,762

4

Hartford Quality Value Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.6% - (continued)
	Utilities - 4.8% - (continued)
25,673	Eversource Energy		$ 2,297,477
24,317	Sempra Energy		3,359,637
			11,447,411
	Total Common Stocks (cost $169,782,789)		$ 229,052,329
SHORT-TERM INVESTMENTS - 2.6%
	Repurchase Agreements - 2.6%
$ 6,030,714	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2022 at 0.020%, due on 02/01/2022 with a maturity value of $6,030,717; collateralized by U.S. Treasury Note at 1.750%, maturing 01/31/2029, with a market value of $6,151,400		$ 6,030,714
	Total Short-Term Investments (cost $6,030,714)		$ 6,030,714
	Total Investments (cost $175,813,503)	99.2%	$ 235,083,043
	Other Assets and Liabilities	0.8%	1,984,888
	Total Net Assets	100.0%	$ 237,067,931
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2022, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	571,800	$ —	$ —

(3)	Investment valued using significant unobservable inputs.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

5

Hartford Quality Value Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 25,147,121	$ 25,147,121	$ —	$ —
Capital Goods	18,219,649	18,219,649	—	—
Commercial & Professional Services	2,756,362	2,756,362	—	—
Consumer Services	7,546,607	7,546,607	—	—
Diversified Financials	7,392,420	7,392,420	—	—
Energy	12,864,783	12,864,783	—	—
Food & Staples Retailing	2,862,478	2,862,478	—	—
Food, Beverage & Tobacco	10,656,788	10,656,788	—	—
Health Care Equipment & Services	22,602,739	22,602,739	—	—
Household & Personal Products	3,539,249	3,539,249	—	—
Insurance	20,549,155	20,549,155	—	—
Materials	8,670,153	8,670,153	—	—
Media & Entertainment	7,540,261	7,540,261	—	—
Pharmaceuticals, Biotechnology & Life Sciences	16,000,506	16,000,506	—	—
Real Estate	9,679,626	9,679,626	—	—
Retailing	7,578,393	7,578,393	—	—
Semiconductors & Semiconductor Equipment	9,161,228	9,161,228	—	—
Software & Services	11,819,832	11,819,832	—	—
Technology Hardware & Equipment	4,108,001	4,108,001	—	—
Telecommunication Services	5,328,749	5,328,749	—	—
Transportation	3,580,818	3,580,818	—	—
Utilities	11,447,411	11,447,411	—	—
Short-Term Investments	6,030,714	—	6,030,714	—
Total	$ 235,083,043	$ 229,052,329	$ 6,030,714	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2022 is not presented.
6

The Hartford Small Cap Growth Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1%
	Automobiles & Components - 2.7%
60,714	Fox Factory Holding Corp.*	$ 8,079,212
78,399	Patrick Industries, Inc.	5,048,896
59,506	Thor Industries, Inc.	5,628,672
		18,756,780
	Banks - 3.0%
366,279	MGIC Investment Corp.	5,560,115
107,566	Synovus Financial Corp.	5,352,484
61,786	Triumph Bancorp, Inc.*	5,405,039
43,739	Western Alliance Bancorp	4,338,472
		20,656,110
	Capital Goods - 11.0%
73,159	Altra Industrial Motion Corp.	3,532,117
68,352	Applied Industrial Technologies, Inc.	6,697,129
48,772	Armstrong World Industries, Inc.	4,829,403
47,888	Boise Cascade Co.	3,362,695
26,699	Builders FirstSource, Inc.*	1,815,265
47,300	Chart Industries, Inc.*	5,764,451
38,035	Curtiss-Wright Corp.	5,050,668
155,409	Hydrofarm Holdings Group, Inc.*	3,047,571
63,045	ITT, Inc.	5,795,096
56,966	John Bean Technologies Corp.	7,690,410
95,962	SPX Corp.*	5,007,297
52,026	SPX FLOW, Inc.	4,484,641
341,456	WillScot Mobile Mini Holdings Corp.*	12,647,530
225,275	Zurn Water Solutios Corp.	6,879,899
		76,604,172
	Commercial & Professional Services - 6.0%
84,078	ASGN, Inc.*	9,658,040
26,814	CACI International, Inc. Class A*	6,635,392
35,729	Clean Harbors, Inc.*	3,306,719
51,682	Exponent, Inc.	4,908,756
64,102	Insperity, Inc.	6,892,888
50,776	Tetra Tech, Inc.	7,067,512
93,639	Viad Corp.*	3,527,381
		41,996,688
	Consumer Durables & Apparel - 4.2%
51,895	Crocs, Inc.*	5,325,465
15,605	Deckers Outdoor Corp.*	4,997,189
53,656	PVH Corp.	5,097,857
28,408	TopBuild Corp.*	6,609,121
175,291	Traeger, Inc.*(1)	1,786,215
172,755	Under Armour, Inc. Class C*	2,762,353
43,083	YETI Holdings, Inc.*	2,825,383
		29,403,583
	Consumer Services - 6.0%
149,388	BJ's Restaurants, Inc.*	4,495,085
29,654	Churchill Downs, Inc.	6,236,236
326,219	GAN Ltd.*	2,247,649
313,309	Mister Car Wash, Inc.*	5,388,915
95,162	Penn National Gaming, Inc.*	4,340,339
105,200	Texas Roadhouse, Inc.	8,983,028
63,429	Wingstop, Inc.	9,720,494
		41,411,746
	Diversified Financials - 1.7%
115,826	OneMain Holdings, Inc.	5,983,571
79,171	Stifel Financial Corp.	5,929,908
		11,913,479
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Energy - 0.7%
221,279	Magnolia Oil & Gas Corp. Class A	$ 4,786,265
	Food & Staples Retailing - 1.1%
180,634	Performance Food Group Co.*	7,620,949
	Food, Beverage & Tobacco - 2.7%
54,984	Freshpet, Inc.*	5,115,162
34,274	Lancaster Colony Corp.	5,441,683
112,852	Simply Good Foods Co.*	3,975,776
283,594	Sovos Brands, Inc.*	4,160,324
		18,692,945
	Health Care Equipment & Services - 10.9%
16,751	Amedisys, Inc.*	2,263,060
62,229	AtriCure, Inc.*	4,084,712
172,420	Covetrus, Inc.*	3,115,629
71,441	Glaukos Corp.*	3,803,519
82,272	Globus Medical, Inc. Class A*	5,490,011
113,370	Health Catalyst, Inc.*	3,384,095
56,837	Integer Holdings Corp.*	4,456,589
95,383	Integra LifeSciences Holdings Corp.*	6,175,095
41,746	LHC Group, Inc.*	5,180,679
23,448	ModivCare, Inc.*	2,718,327
40,432	Nevro Corp.*	2,656,382
67,722	Omnicell, Inc.*	10,167,781
147,694	Owens & Minor, Inc.	6,216,440
449,469	R1 RCM, Inc.*	10,688,373
43,828	Tandem Diabetes Care, Inc.*	5,176,525
		75,577,217
	Household & Personal Products - 0.4%
202,592	Beauty Health Co.*	2,876,806
	Insurance - 0.9%
102,234	James River Group Holdings Ltd.	2,895,267
53,289	Kemper Corp.	3,196,274
		6,091,541
	Materials - 2.4%
220,563	Axalta Coating Systems Ltd.*	6,530,870
50,827	Ingevity Corp.*	3,350,008
66,547	Louisiana-Pacific Corp.	4,421,383
89,984	Ranpak Holdings Corp.*	2,416,970
		16,719,231
	Media & Entertainment - 2.4%
102,062	Bumble, Inc. Class A*	3,011,850
92,964	Cardlytics, Inc.*	6,237,884
71,385	Ziff Davis, Inc.*	7,499,708
		16,749,442
	Pharmaceuticals, Biotechnology & Life Sciences - 11.9%
202,253	Aclaris Therapeutics, Inc.*	2,208,603
99,037	Akero Therapeutics, Inc.*	1,735,128
65,565	ALX Oncology Holdings, Inc.*	1,049,040
85,110	Apellis Pharmaceuticals, Inc.*	3,427,380
47,948	Arena Pharmaceuticals, Inc.*	4,410,257
27,731	Arrowhead Pharmaceuticals, Inc.*	1,463,087
50,957	Arvinas, Inc.*	3,642,916
80,772	Avidity Biosciences, Inc.*	1,342,431
50,696	BioAtla, Inc.*	484,654
17,467	Biohaven Pharmaceutical Holding Co., Ltd.*	2,320,840
59,850	Blueprint Medicines Corp.*	4,614,435
94,374	Celldex Therapeutics, Inc.*	2,926,538
113,844	Cytokinetics, Inc.*	3,778,482

7

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 11.9% - (continued)
1,748	Dyne Therapeutics, Inc.*	$ 12,970
30,333	Fate Therapeutics, Inc.*	1,259,123
226,798	Heron Therapeutics, Inc.*(1)	1,975,411
424,351	ImmunoGen, Inc.*	2,397,583
35,759	Intellia Therapeutics, Inc.*	3,381,729
113,887	KalVista Pharmaceuticals, Inc.*	1,437,254
31,886	Karuna Therapeutics, Inc.*	3,541,259
42,048	Kodiak Sciences, Inc.*	2,468,218
69,537	Kymera Therapeutics, Inc.*	2,920,554
174,425	Mersana Therapeutics, Inc.*	832,007
19,639	Mirati Therapeutics, Inc.*	2,342,933
103,595	NanoString Technologies, Inc.*	3,596,818
133,887	NeoGenomics, Inc.*	3,017,813
102,999	PTC Therapeutics, Inc.*	4,142,620
100,106	RAPT Therapeutics, Inc.*	2,164,292
140,810	Revance Therapeutics, Inc.*	1,876,997
90,073	Revolution Medicines, Inc.*	1,938,371
86,060	Scholar Rock Holding Corp.*	1,532,729
153,534	Syndax Pharmaceuticals, Inc.*	2,508,745
130,515	TG Therapeutics, Inc.*	1,510,058
47,853	Turning Point Therapeutics, Inc.*	1,781,567
72,394	Veracyte, Inc.*	2,201,501
68,720	Y-mAbs Therapeutics, Inc.*	679,641
		82,923,984
	Real Estate - 5.1%
216,241	Essential Properties Realty Trust, Inc. REIT	5,741,199
293,195	Independence Realty Trust, Inc. REIT	6,740,553
41,248	PS Business Parks, Inc. REIT	6,886,766
64,876	Redfin Corp.*	1,918,383
102,609	Rexford Industrial Realty, Inc. REIT	7,507,900
73,617	Ryman Hospitality Properties, Inc. REIT*	6,507,743
		35,302,544
	Retailing - 2.3%
121,814	Foot Locker, Inc.	5,442,649
106,969	Ollie's Bargain Outlet Holdings, Inc.*	5,128,094
58,937	Shutterstock, Inc.	5,715,121
		16,285,864
	Semiconductors & Semiconductor Equipment - 5.2%
104,303	Axcelis Technologies, Inc.*	6,530,411
66,069	Cirrus Logic, Inc.*	5,909,211
135,339	Lattice Semiconductor Corp.*	7,473,420
84,340	Power Integrations, Inc.	6,807,081
44,749	Synaptics, Inc.*	9,412,952
		36,133,075
	Software & Services - 15.4%
74,825	Alarm.com Holdings, Inc.*	5,579,701
68,896	Blackbaud, Inc.*	4,694,573
54,736	Concentrix Corp.	11,001,389
30,315	Consensus Cloud Solutions, Inc.*	1,718,860
113,864	Digital Turbine, Inc.*	5,027,096
25,000	DigitalOcean Holdings, Inc.*	1,433,500
65,199	ExlService Holdings, Inc.*	7,857,783
84,917	LiveRamp Holdings, Inc.*	3,791,544
33,146	Manhattan Associates, Inc.*	4,437,255
39,533	Mimecast Ltd.*	3,151,175
174,420	Olo, Inc. Class A*(1)	3,061,071
79,930	Perficient, Inc.*	8,378,263
57,539	Q2 Holdings, Inc.*	3,754,420
75,758	Rapid7, Inc.*	7,297,768
289,713	Repay Holdings Corp.*	5,182,966
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.1% - (continued)
	Software & Services - 15.4% - (continued)
78,163	Shift4 Payments, Inc. Class A*		$ 4,120,753
47,226	Sprinklr, Inc.*(1)		531,293
66,688	Sprout Social, Inc. Class A*		4,591,469
156,758	Telos Corp.*		1,832,501
140,498	Varonis Systems, Inc.*		5,234,955
137,316	Veritone, Inc.*(1)		2,165,473
482,182	Verra Mobility Corp.*		7,637,763
38,846	Workiva, Inc.*		4,594,705
			107,076,276
	Technology Hardware & Equipment - 2.8%
114,803	II-VI, Inc.*		7,278,510
62,470	Insight Enterprises, Inc.*		5,881,551
64,164	Lumentum Holdings, Inc.*		6,511,363
			19,671,424
	Telecommunication Services - 0.3%
29,198	Bandwidth, Inc. Class A*		1,828,087
	Total Common Stocks (cost $554,233,985)		$ 689,078,208
SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 0.5%
$ 3,822,232	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2022 at 0.020%, due on 02/01/2022 with a maturity value of $3,822,234; collateralized by U.S. Treasury Note at 1.000%, maturing 07/31/2028, with a market value of $ 3,898,687		$ 3,822,232
	Securities Lending Collateral - 0.6%
144,865	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)		144,865
3,901,369	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(2)		3,901,369
220,996	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(2)		220,996
			4,267,230
	Total Short-Term Investments (cost $8,089,462)		$ 8,089,462
	Total Investments (cost $562,323,447)	100.2%	$ 697,167,670
	Other Assets and Liabilities	(0.2)%	(1,667,349)
	Total Net Assets	100.0%	$ 695,500,321
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.

8

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 18,756,780	$ 18,756,780	$ —	$ —
Banks	20,656,110	20,656,110	—	—
Capital Goods	76,604,172	76,604,172	—	—
Commercial & Professional Services	41,996,688	41,996,688	—	—
Consumer Durables & Apparel	29,403,583	29,403,583	—	—
Consumer Services	41,411,746	41,411,746	—	—
Diversified Financials	11,913,479	11,913,479	—	—
Energy	4,786,265	4,786,265	—	—
Food & Staples Retailing	7,620,949	7,620,949	—	—
Food, Beverage & Tobacco	18,692,945	18,692,945	—	—
Health Care Equipment & Services	75,577,217	75,577,217	—	—
Household & Personal Products	2,876,806	2,876,806	—	—
Insurance	6,091,541	6,091,541	—	—
Materials	16,719,231	16,719,231	—	—
Media & Entertainment	16,749,442	16,749,442	—	—
Pharmaceuticals, Biotechnology & Life Sciences	82,923,984	82,923,984	—	—
Real Estate	35,302,544	35,302,544	—	—
Retailing	16,285,864	16,285,864	—	—
Semiconductors & Semiconductor Equipment	36,133,075	36,133,075	—	—
Software & Services	107,076,276	107,076,276	—	—
Technology Hardware & Equipment	19,671,424	19,671,424	—	—
Telecommunication Services	1,828,087	1,828,087	—	—
Short-Term Investments	8,089,462	4,267,230	3,822,232	—
Total	$ 697,167,670	$ 693,345,438	$ 3,822,232	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
9

Hartford Schroders China A Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 82.1%
	Automobiles & Components - 0.7%
107,327	Streamax Technology Co., Ltd. Class A	$ 610,204
	Banks - 5.7%
250,692	Bank of Ningbo Co., Ltd. Class A	1,551,645
405,033	China Merchants Bank Co., Ltd. Class A	3,152,028
		4,703,673
	Capital Goods - 9.8%
84,587	Eve Energy Co., Ltd. Class A	1,274,465
23,200	Gongniu Group Co., Ltd. Class A	570,220
193,300	Hongfa Technology Co., Ltd. Class A	1,946,637
28,900	Luoyang Xinqianglian Slewing Bearing Co., Ltd. Class A	774,727
69,400	PNC Process Systems Co., Ltd. Class A	458,489
102,610	Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	398,972
88,589	Shenzhen Inovance Technology Co., Ltd. Class A	848,215
299,800	Weichai Power Co., Ltd. Class A	741,537
357,400	Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A*	1,083,884
		8,097,146
	Consumer Durables & Apparel - 10.3%
280,800	Hang Zhou Great Star Industrial Co., Ltd. Class A*	1,122,806
294,400	Joyoung Co., Ltd. Class A*	1,045,234
252,700	Midea Group Co., Ltd. Class A	2,938,095
158,189	Oppein Home Group, Inc. Class A	3,436,681
		8,542,816
	Diversified Financials - 1.7%
68,300	Hithink RoyalFlush Information Network Co., Ltd. Class A	1,366,196
	Food, Beverage & Tobacco - 7.6%
224,995	Chacha Food Co., Ltd. Class A	1,943,869
10,745	Kweichow Moutai Co., Ltd. Class A	3,212,248
280,860	Toly Bread Co., Ltd. Class A	1,151,880
		6,307,997
	Health Care Equipment & Services - 1.0%
315,900	Edan Instruments, Inc. Class A	557,358
197,165	Shanghai Kinetic Medical Co., Ltd. Class A	285,111
		842,469
	Insurance - 4.4%
460,300	Ping An Insurance Group Co. of China Ltd. Class A	3,640,294
	Materials - 16.0%
781,316	China Jushi Co., Ltd. Class A	2,017,714
164,364	Chongqing Zaisheng Technology Corp. Ltd. Class A	262,796
507,900	Citic Pacific Special Steel Group Co., Ltd. Class A	1,749,187
242,180	Hengli Petrochemical Co., Ltd. Class A	917,417
648,178	Huafon Chemical Co., Ltd. Class A	970,442
223,000	LB Group Co., Ltd. Class A	860,719
157,899	Satellite Chemical Co., Ltd. Class A	1,052,146
242,400	Shandong Sinocera Functional Material Co., Ltd. Class A	1,540,455
252,099	Shenzhen Senior Technology Material Co., Ltd. Class A	1,425,378
35,124	Skshu Paint Co., Ltd. Class A	586,563
41,900	Wanhua Chemical Group Co., Ltd. Class A	604,893
781,257	Zijin Mining Group Co., Ltd. Class A	1,233,729
		13,221,439
	Media & Entertainment - 2.0%
295,500	Mango Excellent Media Co., Ltd. Class A	1,649,765
Shares or Principal Amount		Market Value†
COMMON STOCKS - 82.1% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 6.9%
33,000	Amoy Diagnostics Co., Ltd. Class A	$ 299,837
302,676	Jiangsu Hengrui Medicine Co., Ltd. Class A	1,954,141
147,639	Livzon Pharmaceutical Group, Inc. Class A	815,535
40,800	Shenzhen Kangtai Biological Products Co., Ltd. Class A	518,865
78,360	WuXi AppTec Co., Ltd. Class A	1,303,320
53,800	Yunnan Baiyao Group Co., Ltd. Class A	766,436
		5,658,134
	Real Estate - 2.3%
753,044	Poly Developments and Holdings Group Co., Ltd. Class A	1,857,367
	Semiconductors & Semiconductor Equipment - 4.0%
51,600	Gigadevice Semiconductor Beijing, Inc. Class A	1,150,410
94,940	LONGi Green Energy Technology Co., Ltd. Class A*	1,064,283
73,800	Shenzhen SC New Energy Technology Corp. Class A	957,612
5,200	Wuxi NCE Power Co., Ltd. Class A	129,670
		3,301,975
	Technology Hardware & Equipment - 6.2%
130,200	GoerTek, Inc. Class A	981,909
73,110	Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	878,008
377,059	Shenzhen Sunlord Electronics Co., Ltd. Class A	2,007,378
45,900	Wuhan Jingce Electronic Group Co., Ltd. Class A	392,403
135,200	Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	879,973
		5,139,671
	Transportation - 3.5%
287,600	SF Holding Co., Ltd. Class A	2,888,102
	Total Common Stocks (cost $70,637,356)	$ 67,827,248
WARRANTS - 15.3%
	Consumer Durables & Apparel - 1.6%
3,552	Beijing Roborock Technology Co., Ltd.*	$ 494,907
129,810	Shanghai Milkground Food Tech Co., Ltd.*	846,361
		1,341,268
	Diversified Financials - 0.8%
107,100	Sinoseal Holding Co., Ltd.*	674,516
	Food & Staples Retailing - 0.7%
85,100	Qingdao Richen Food Co., Ltd.*	585,913
	Health Care Equipment & Services - 5.9%
17,433	iRay Technology Co., Ltd.*	1,088,290
38,457	Micro-Tech Nanjing Co., Ltd.*	935,736
158,748	Ninebot Ltd.*	1,517,631
118,134	Qingdao Haier Biomedical Co., Ltd.*	1,335,231
		4,876,888
	Materials - 0.4%
179,952	Chongqing Zaisheng Technology Corp. Ltd.*	286,484
	Semiconductors & Semiconductor Equipment - 2.0%
8,549	Beijing Huafeng Test & Control Technology Co., Ltd.*	517,727
46,673	Wuxi NCE Power Co., Ltd.*	1,163,865
		1,681,592
	Software & Services - 1.2%
61,439	Arcsoft Corp. Ltd.*	372,075
61,508	Piesat Information Technology Co., Ltd.*	609,544
		981,619

10

Hartford Schroders China A Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
WARRANTS - 15.3% - (continued)
	Technology Hardware & Equipment - 2.7%
40,742	Advanced Micro-Fabrication Equipment, Inc. China*		$ 760,164
27,337	Gongniu Group Co., Ltd.*		666,750
26,935	Shanghai Holystar Information Technology Co., Ltd.*		437,963
49,312	Wuxi Xinje Electric Co., Ltd.*		315,498
			2,180,375
	Total Warrants (cost $15,091,605)		$ 12,608,655
	Total Long-Term Investments (Cost $85,728,961)		$ 80,435,903
SHORT-TERM INVESTMENTS - 2.6%
	Other Investment Pools & Funds - 2.6%
2,166,388	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(1)		$ 2,166,388
	Total Short-Term Investments (cost $2,166,388)		$ 2,166,388
	Total Investments (cost $87,895,349)	100.0%	$ 82,602,291
	Other Assets and Liabilities	(0.0)%	(16,918)
	Total Net Assets	100.0%	$ 82,585,373
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 610,204	$ 610,204	$ —	$ —
Banks	4,703,673	—	4,703,673	—
Capital Goods	8,097,146	398,972	7,698,174	—
Consumer Durables & Apparel	8,542,816	—	8,542,816	—
Diversified Financials	1,366,196	—	1,366,196	—
Food, Beverage & Tobacco	6,307,997	—	6,307,997	—
Health Care Equipment & Services	842,469	—	842,469	—
Insurance	3,640,294	—	3,640,294	—
Materials	13,221,439	586,563	12,634,876	—
Media & Entertainment	1,649,765	—	1,649,765	—
Pharmaceuticals, Biotechnology & Life Sciences	5,658,134	—	5,658,134	—
Real Estate	1,857,367	1,857,367	—	—
Semiconductors & Semiconductor Equipment	3,301,975	129,670	3,172,305	—
Technology Hardware & Equipment	5,139,671	879,973	4,259,698	—
Transportation	2,888,102	—	2,888,102	—
Warrants	12,608,655	12,608,655	—	—
Short-Term Investments	2,166,388	2,166,388	—	—
Total	$ 82,602,291	$ 19,237,792	$ 63,364,499	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
11

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 85.4%
	Brazil - 1.9%
1,800	AES Brasil Energia S.A.	$ 4,003
18,800	B3 S.A. - Brasil Bolsa Balcao	51,761
3,500	BB Seguridade Participacoes S.A.	15,252
2,100	Boa Vista Servicos S.A.	2,234
700	Cia de Saneamento Basico do Estado de Sao Paulo	4,925
7,700	Cosan S.A.	34,468
1,200	Equatorial Energia S.A.	5,188
5,100	Light S.A.	11,151
2,000	Sao Martinho S.A.	13,838
2,100	Tres Tentos Agroindustrial S.A.*	3,876
8,300	Ultrapar Participacoes S.A.	23,618
2,500	WEG S.A.	15,141
		185,455
	Cayman Islands - 0.7%
1,046	Patria Investments Ltd.	17,782
5,000	Wuxi Biologics Cayman, Inc.*(1)	50,114
		67,896
	Chile - 0.3%
570	Sociedad Quimica y Minera de Chile S.A. ADR	30,865
	China - 27.1%
7,500	3SBio, Inc.*(1)	5,938
27,500	Alibaba Group Holding Ltd.*	431,023
750	A-Living Smart City Services Co., Ltd.(1)	1,460
1,600	ANTA Sports Products Ltd.	24,024
200	Asymchem Laboratories Tianjin Co., Ltd.	10,227
26,500	BAIC Motor Corp. Ltd. Class H(1)	9,724
950	Baidu, Inc. Class A*	18,818
4,100	Bank of Chengdu Co., Ltd.	9,113
1,500	Bank of Ningbo Co., Ltd. Class A	9,284
500	Beijing Easpring Material Technology Co., Ltd. Class A	6,856
1,500	Brii Biosciences Ltd.*	3,162
1,500	BYD Co., Ltd. Class H	44,366
1,000	BYD Electronic International Co., Ltd.	3,024
600	CanSino Biologics, Inc. Class H*(1)	10,051
300	Changchun High & New Technology Industry Group, Inc. Class A	8,349
300	Chengxin Lithium Group Co., Ltd. Class A*	2,149
7,000	China Datang Corp. Renewable Power Co., Ltd. Class H	2,840
31,000	China Feihe Ltd.(1)	42,990
7,500	China Harmony Auto Holding Ltd.	4,136
3,500	China Jushi Co., Ltd. Class A	9,039
12,000	China Lesso Group Holdings Ltd. Class L	20,862
12,000	China Life Insurance Co., Ltd. Class H	21,095
8,000	China Medical System Holdings Ltd.	13,396
27,000	China Molybdenum Co., Ltd. Class H	13,875
11,800	China Pacific Insurance Group Co., Ltd. Class H	35,922
2,000	China Renaissance Holdings Ltd.(1)	3,518
3,000	China Shineway Pharmaceutical Group Ltd.	2,701
9,000	China Suntien Green Energy Corp. Ltd. Class H	5,484
14,500	China Yongda Automobiles Services Holdings Ltd.	18,553
200	Chongqing Zhifei Biological Products Co., Ltd.	3,362
12,000	CMGE Technology Group Ltd.	4,668
300	Contemporary Amperex Technology Co., Ltd.	28,976
8,000	CSPC Pharmaceutical Group Ltd.	9,723
41,500	Dali Foods Group Co. Ltd.(1)	23,986
400	Ecovacs Robotics Co., Ltd.	8,483
20,000	Fosun International Ltd.	22,693
16,000	Fu Shou Yuan International Group Ltd.	12,557
Shares or Principal Amount		Market Value†
COMMON STOCKS - 85.4% - (continued)
	China - 27.1% - (continued)
2,000	Ganfeng Lithium Co., Ltd.(1)	$ 31,781
1,900	GEM Co., Ltd.	2,667
12,600	GF Securities Co., Ltd. Class H	21,840
100	Ginlong Technologies Co., Ltd. Class A	3,772
600	Gotion High-tech Co., Ltd.*	3,834
11,500	Great Wall Motor Co., Ltd. Class H	31,201
4,000	Guangzhou Automobile Group Co., Ltd. Class H	3,929
1,700	Guangzhou Tinci Materials Technology Co., Ltd.	25,623
700	Hangzhou Tigermed Consulting Co., Ltd. Class H(1)	7,333
1,800	Hefei Meiya Optoelectronic Technology, Inc. Class A	9,554
5,500	Hengan International Group Co., Ltd.	26,886
11,900	Huafon Chemical Co., Ltd. Class A	17,817
95,000	Industrial & Commercial Bank of China Ltd. Class H	57,555
800	Jafron Biomedical Co., Ltd. Class A	5,953
5,830	JD.com, Inc. Class A*	220,965
8,000	Jiangsu Expressway Co., Ltd. Class H	8,359
200	Jiangsu Hengli Hydraulic Co., Ltd. Class A	2,438
9,000	Jiumaojiu International Holdings Ltd.(1)(2)	19,436
7,500	Kingfa Sci & Tech Co., Ltd.	13,466
6,000	Li Ning Co., Ltd.	58,548
3,000	Livzon Pharmaceutical Group, Inc. Class H	10,701
2,700	LONGi Green Energy Technology Co., Ltd. Class A	30,267
19,000	Lonking Holdings Ltd.	5,542
7,400	Luxi Chemical Group Co., Ltd.	16,557
900	Ming Yang Smart Energy Group Ltd.	3,666
2,500	NetDragon Websoft Holdings Ltd.	6,310
900	NetEase, Inc.	18,792
6,800	New China Life Insurance Co., Ltd. Class H	19,395
4,600	Nongfu Spring Co., Ltd.(1)	27,851
1,200	Ovctek China, Inc.	7,221
45,000	People's Insurance Co., Group of China Ltd. Class H	14,240
800	Pharmaron Beijing Co., Ltd. Class H(1)	10,178
13,500	Ping An Insurance Group Co. of China Ltd. Class H	107,134
6,200	Pop Mart International Group Ltd.(1)	30,864
2,000	Powerlong Commercial Management Holdings Ltd.	4,236
4,000	Q Technology Group Co., Ltd.	4,349
300	SG Micro Corp.	13,128
24,500	Shandong Nanshan Aluminum Co., Ltd.	16,835
4,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	4,930
900	Shenzhen Capchem Technology Co., Ltd.	13,527
300	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	15,236
1,100	Shenzhou International Group Holdings Ltd.	20,410
3,400	Sichuan Chuantou Energy Co., Ltd.	5,929
3,300	Sinoma Science & Technology Co., Ltd.	15,416
15,000	Sinopec Engineering Group Co., Ltd. Class H	7,317
4,400	Sinopharm Group Co., Ltd. Class H	9,842
24,000	Sinotrans Ltd. Class H	7,813
8,000	Sinotruk Hong Kong Ltd.	11,900
500	Sungrow Power Supply Co., Ltd. Class A	9,077
100	Suzhou Maxwell Technologies Co., Ltd.	7,855
1,700	Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	17,950
8,300	Tencent Holdings Ltd.	520,097
3,000	Tian Lun Gas Holdings Ltd.	3,551
12,000	Tianneng Power International Ltd.	12,378
3,600	Tongcheng-Elong Holdings Ltd.*	7,408
23,000	Want Want China Holdings Ltd.	22,566

12

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 85.4% - (continued)
	China - 27.1% - (continued)
900	WuXi AppTec Co., Ltd. Class H(1)	$ 12,909
1,100	Wuxi Lead Intelligent Equipment Co., Ltd. Class A	12,644
400	Xiamen Faratronic Co., Ltd. Class A	12,455
8,600	Xinjiang Goldwind Science & Technology Co., Ltd. Class H	14,993
6,000	Xinte Energy Co., Ltd. Class H	11,138
10,000	Yadea Group Holdings Ltd.(1)	14,240
14,000	Zhejiang Expressway Co., Ltd. Class H	11,994
10,700	Zhuzhou Kibing Group Co., Ltd.	26,952
14,600	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	9,562
		2,666,739
	Colombia - 0.0%
209	Tecnoglass, Inc.	4,305
	Cyprus - 0.1%
817	Polymetal International plc	11,739
	Hong Kong - 1.3%
1,200	AIA Group Ltd.	12,528
6,200	China Gas Holdings Ltd.	10,534
5,000	China High Speed Transmission Equipment Group Co., Ltd.*	3,478
8,000	China Water Affairs Group Ltd.	9,355
4,000	CK Asset Holdings Ltd.	26,702
60,000	Concord New Energy Group Ltd.	5,800
4,800	Hongkong Land Holdings Ltd.	25,996
3,500	Kerry Properties Ltd.	9,887
27,000	Sino Biopharmaceutical Ltd.	18,621
8,000	SSY Group Ltd.	3,556
		126,457
	Hungary - 1.0%
633	OTP Bank Nyrt*	36,731
2,253	Richter Gedeon Nyrt	59,382
		96,113
	India - 1.7%
499	HDFC Bank Ltd. ADR	34,246
2,578	ICICI Bank Ltd. ADR	56,020
2,464	Infosys Ltd. ADR	58,077
287	Reliance Industries Ltd. GDR(1)	18,296
		166,639
	Indonesia - 2.8%
132,700	Bank Central Asia Tbk PT	70,583
67,100	Bank Mandiri Persero Tbk PT	35,161
52,300	Bank Negara Indonesia Persero Tbk PT	26,843
169,300	Bank Rakyat Indonesia Persero Tbk PT	48,189
74,300	Bumi Serpong Damai Tbk PT*	4,715
85,400	Erajaya Swasembada Tbk PT	3,289
96,400	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	6,244
39,300	Japfa Comfeed Indonesia Tbk PT	4,572
29,500	Kalbe Farma Tbk PT	3,364
88,400	Media Nusantara Citra Tbk PT	5,247
197,300	Sarana Menara Nusantara Tbk PT	14,101
153,500	Telkom Indonesia Persero Tbk PT	44,956
33,700	Vale Indonesia Tbk PT	11,148
		278,412
	Malaysia - 2.3%
9,900	Astro Malaysia Holdings Bhd	2,271
2,500	Bursa Malaysia Bhd*	3,739
36,800	CIMB Group Holdings Bhd	45,841
10,300	Frontken Corp. Bhd	7,952
800	Hong Leong Financial Group Bhd	3,491
Shares or Principal Amount		Market Value†
COMMON STOCKS - 85.4% - (continued)
	Malaysia - 2.3% - (continued)
7,700	IOI Properties Group Bhd	$ 1,877
21,000	Malayan Banking Bhd	41,520
21,800	Malaysia Building Society Bhd	2,980
4,900	Mega First Corp. Bhd	4,133
16,300	MR DIY Group M Bhd(1)	13,826
100	Nestle Malaysia Bhd	3,160
4,900	Pentamaster Corp. Bhd	4,822
61,700	Public Bank Bhd	62,151
11,100	RHB Bank Bhd	14,774
3,900	TIME dotCom Bhd	3,969
2,900	UWC Bhd	3,272
9,700	Westports Holdings Bhd*	8,899
		228,677
	Mexico - 2.6%
618	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand ADR	3,479
27,400	Bolsa Mexicana de Valores S.A.B. de C.V.	46,809
19,200	Concentradora Fibra Danhos S.A. de C.V. REIT	20,710
16,200	Gentera S.A.B. de C.V.*	11,615
1,700	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	11,430
58	Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	7,969
52	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	10,564
7,800	Grupo Financiero Banorte S.A.B. de C.V. Class O	49,338
9,800	Grupo Financiero Inbursa S.A.B. de C.V. Class O*	14,210
45,200	Kimberly-Clark de Mexico S.A.B. de C.V. Class A	65,188
2,200	Megacable Holdings S.A.B. de C.V. UNIT	7,090
1,000	Qualitas Controladora S.A.B. de C.V.	5,405
		253,807
	Philippines - 0.2%
560	GT Capital Holdings, Inc.	6,280
89,000	Megaworld Corp.	5,424
1,900	Security Bank Corp.	4,010
		15,714
	Poland - 1.5%
1,393	Allegro.eu S.A.*(1)	12,911
871	Bank Polska Kasa Opieki S.A.	29,023
370	Dino Polska S.A.*(1)	28,470
704	KGHM Polska Miedz S.A.	24,285
3,624	Powszechna Kasa Oszczednosci Bank Polski S.A.*	42,424
153	Santander Bank Polska S.A.	13,126
		150,239
	Qatar - 0.4%
7,319	Qatar National Bank QPSC*	43,902
	Romania - 0.0%
464	BRD-Groupe Societe Generale S.A.	2,091
	Russia - 2.4%
378	HeadHunter Group plc	16,749
1,092	Lukoil PJSC ADR	97,046
381	Mobile TeleSystems PJSC ADR	2,911
358	Novatek PJSC GDR	75,612
235	Polyus PJSC GDR	18,410
2,081	Sberbank of Russia PJSC ADR	29,192
		239,920
	South Africa - 3.5%
533	AECI Ltd.	3,951
7,394	AVI Ltd.	36,785
890	Barloworld Ltd.	7,703

13

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 85.4% - (continued)
	South Africa - 3.5% - (continued)
969	Coronation Fund Managers Ltd.	$ 3,222
2,718	Gold Fields Ltd. ADR	28,811
23,726	Growthpoint Properties Ltd.	22,522
1,601	Impala Platinum Holdings Ltd.	24,682
1,491	Imperial Logistics Ltd.	6,257
526	JSE Ltd.	3,999
1,288	Kumba Iron Ore Ltd.	45,952
323	Mr. Price Group Ltd.	4,284
4,142	MultiChoice Group Ltd.	33,971
1,084	PSG Group Ltd.*	5,935
1,076	Royal Bafokeng Platinum Ltd.	11,420
3,416	Sappi Ltd.*	9,579
3,158	Telkom S.A. SOC Ltd.*	10,191
8,781	Vodacom Group Ltd.	83,885
		343,149
	South Korea - 12.5%
131	AfreecaTV Co., Ltd.*	17,185
212	Classys, Inc.	2,767
112	CS Wind Corp.	4,517
213	Daesang Corp.*	3,962
1,860	Daewoo Engineering & Construction Co., Ltd.*	8,909
264	DB HiTek Co., Ltd.*	16,865
875	Dongkuk Steel Mill Co., Ltd.*	10,914
178	Duk San Neolux Co., Ltd.*	6,459
40	GOLFZON Co., Ltd.*	5,378
75	Hansol Chemical Co., Ltd.*	13,482
421	HDC Hyundai Development Co-Engineering & Construction*	5,188
32	Hyosung TNC Corp.*	11,367
153	Hyundai Construction Equipment Co., Ltd.*	5,015
403	Hyundai Greenfood Co., Ltd.*	2,589
62	Hyundai Home Shopping Network Corp.*	3,121
438	JYP Entertainment Corp.*	15,343
169	Kakao Games Corp.*	9,497
138	KIWOOM Securities Co., Ltd.*	10,395
134	Kolon Industries, Inc.*	6,968
109	Korea Investment Holdings Co., Ltd.*	6,684
40	Krafton, Inc.*	9,268
446	KT Skylife Co., Ltd.*	3,035
371	LG Electronics, Inc.	40,306
115	LG Innotek Co., Ltd.	34,575
2,304	LG Uplus Corp.	25,106
149	Lotte Chemical Corp.*	24,502
230	LOTTE Fine Chemical Co., Ltd.*	13,223
322	Lutronic Corp.*	4,997
37	Maeil Dairies Co., Ltd.*	2,092
30	NCSoft Corp.*	13,517
183	Neowiz*	4,029
41	Osstem Implant Co., Ltd.*(3)(4)	2,427
370	Pearl Abyss Corp.*	29,518
183	PI Advanced Materials Co., Ltd.*	6,332
8,374	Samsung Electronics Co., Ltd.	520,855
41	Samyang Holdings Corp.*	3,000
349	Sangsangin Co., Ltd.	2,699
408	SD Biosensor, Inc.*	20,476
1,492	Seohee Construction Co., Ltd.*	1,979
138	Silicon Works Co., Ltd.	15,823
52	SK Bioscience Co., Ltd.*	7,117
1,869	SK Hynix, Inc.	193,456
174	SK Innovation Co., Ltd.*	31,934
Shares or Principal Amount		Market Value†
COMMON STOCKS - 85.4% - (continued)
	South Korea - 12.5% - (continued)
318	SK Telecom Co., Ltd.	$ 15,135
432	S-Oil Corp.	32,795
172	Worldex Industry & Trading Co., Ltd. Class C*	3,963
		1,228,764
	Taiwan - 18.3%
5,000	Advantech Co., Ltd.	69,302
1,000	Alchip Technologies Ltd.	34,693
1,000	Alltop Technology Co., Ltd.	6,973
1,000	Asustek Computer, Inc.	13,074
17,000	Cathay Financial Holding Co., Ltd.	39,432
3,000	Century Iron & Steel Industrial Co., Ltd.	11,671
739	Century Wind Power Co., Ltd.	4,570
32,000	China Development Financial Holding Corp.	21,346
2,000	Chunghwa Telecom Co., Ltd.	8,500
34,000	CTBC Financial Holding Co., Ltd.	34,181
1,000	Eclat Textile Co., Ltd.	22,184
4,000	Elite Material Co., Ltd.	39,002
11,000	Fubon Financial Holding Co., Ltd.	30,355
2,000	Giant Manufacturing Co., Ltd.	23,165
2,000	Gigabyte Technology Co., Ltd.	10,320
16,000	Hon Hai Precision Industry Co., Ltd.	59,823
5,000	King's Town Bank Co., Ltd.	7,358
1,000	KMC Kuei Meng International, Inc.*	6,902
2,000	MediaTek, Inc.	79,438
2,000	Nan Ya Printed Circuit Board Corp.	35,121
3,000	Nien Made Enterprise Co., Ltd.	42,315
1,000	Novatek Microelectronics Corp.	17,586
2,000	O-TA Precision Industry Co., Ltd.	10,601
2,000	President Chain Store Corp.	19,102
3,000	Realtek Semiconductor Corp.	58,200
318	Silicon Motion Technology Corp. ADR*	25,122
2,000	Simplo Technology Co., Ltd.	22,872
3,000	Sino-American Silicon Products, Inc.	23,482
39,000	Taiwan Semiconductor Manufacturing Co., Ltd.*	901,757
2,000	TCI Co., Ltd.	14,033
1,000	Tung Ho Steel Enterprise Corp.	2,469
1,000	TURVO International Co., Ltd.	3,817
2,000	Unimicron Technology Corp.	14,994
5,000	USI Corp.	5,053
7,000	Vanguard International Semiconductor Corp.	33,767
1,000	Wan Hai Lines Ltd.	5,482
2,000	Yageo Corp.	34,086
12,000	Yuanta Financial Holding Co., Ltd.	11,033
		1,803,181
	Thailand - 1.5%
13,300	Bangchak Corp. PCL	11,141
7,100	Bangkok Bank PCL NVDR	29,047
2,900	Carabao Group PCL	8,902
5,200	Com7 PCL NVDR	12,351
7,800	Kasikornbank PCL NVDR	35,314
18,300	KGI Securities Thailand PCL	3,675
11,500	Osotspa PCL	11,187
6,100	Siam Commercial Bank PCL NVDR	23,188
14,400	SPCG PCL	8,088
4,300	Supalai PCL	2,936
12,900	TTW PCL NVDR	4,533
		150,362
	Turkey - 0.8%
2,398	Arcelik AS	9,262

14

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 85.4% - (continued)
	Turkey - 0.8% - (continued)
962	Coca-Cola Icecek AS		$ 8,274
1,521	Ford Otomotiv Sanayi AS		28,319
1,240	Tofas Turk Otomobil Fabrikasi AS		7,415
8,648	Turk Telekomunikasyon AS		6,220
13,666	Turkcell Iletisim Hizmetleri AS		19,273
			78,763
	United Arab Emirates - 2.2%
3,184	Abu Dhabi National Oil Co. for Distribution PJSC		3,580
25,372	Emaar Properties PJSC		33,808
14,610	Emirates NBD Bank PJSC		53,285
6,913	Emirates Telecommunications Group Co. PJSC		62,253
12,237	First Abu Dhabi Bank PJSC		66,631
			219,557
	United Kingdom - 0.2%
605	Mondi plc		15,135
	United States - 0.1%
9,000	Nexteer Automotive Group Ltd.		9,906
	Total Common Stocks (cost $8,569,982)		$ 8,417,787
EXCHANGE-TRADED FUNDS - 0.5%
	Other Investment Pools & Funds - 0.5%
1,178	iShares MSCI Saudi Arabia ETF		$ 53,634
	Total Exchange-Traded Funds (cost $50,678)		$ 53,634
PREFERRED STOCKS - 0.8%
	Brazil - 0.8%
8,900	Banco Bradesco S.A.*		$ 38,214
15,200	Itausa S.A.*		29,169
400	Unipar Carbocloro S.A.		7,073
			74,456
	Total Preferred Stocks (cost $67,380)		$ 74,456
	Total Long-Term Investments (cost $8,688,040)		$ 8,545,877
SHORT-TERM INVESTMENTS - 11.5%
	Other Investment Pools & Funds - 11.5%
$ 1,128,089	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(5)		$ 1,128,090
	Total Short-Term Investments (cost $1,128,090)		$ 1,128,090
	Total Investments (cost $9,816,130)	98.2%	$ 9,673,967
	Other Assets and Liabilities	1.8%	180,338
	Total Net Assets	100.0%	$ 9,854,305
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $375,876, representing 3.8% of net assets.
(2)	Represents entire or partial securities on loan.
(3)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2022, the aggregate fair value of this security was $2,427, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.

15

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Futures Contracts Outstanding at January 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI India Index Futures	11	03/18/2022	$ 1,097,910	$ (7,058)
Total futures contracts				$ (7,058)

Foreign Currency Contracts Outstanding at January 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
37,817	USD	600,400	ZAR	MSC	02/09/2022	$ (1,200)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
16

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 185,455	$ 185,455	$ —	$ —
Cayman Islands	67,896	17,782	50,114	—
Chile	30,865	30,865	—	—
China	2,666,739	59,556	2,607,183	—
Colombia	4,305	4,305	—	—
Cyprus	11,739	—	11,739	—
Hong Kong	126,457	—	126,457	—
Hungary	96,113	59,382	36,731	—
India	166,639	166,639	—	—
Indonesia	278,412	3,364	275,048	—
Malaysia	228,677	24,888	203,789	—
Mexico	253,807	253,807	—	—
Philippines	15,714	—	15,714	—
Poland	150,239	41,596	108,643	—
Qatar	43,902	43,902	—	—
Romania	2,091	—	2,091	—
Russia	239,920	116,706	123,214	—
South Africa	343,149	188,181	154,968	—
South Korea	1,228,764	27,593	1,198,744	2,427
Taiwan	1,803,181	29,692	1,773,489	—
Thailand	150,362	12,621	137,741	—
Turkey	78,763	51,216	27,547	—
United Arab Emirates	219,557	70,211	149,346	—
United Kingdom	15,135	—	15,135	—
United States	9,906	—	9,906	—
Exchange-Traded Funds	53,634	53,634	—	—
Preferred Stocks	74,456	74,456	—	—
Short-Term Investments	1,128,090	1,128,090	—	—
Total	$ 9,673,967	$ 2,643,941	$ 7,027,599	$ 2,427
Liabilities
Foreign Currency Contracts(2)	$ (1,200)	$ —	$ (1,200)	$ —
Futures Contracts(2)	(7,058)	(7,058)	—	—
Total	$ (8,258)	$ (7,058)	$ (1,200)	$ —

(1)	For the period ended January 31, 2022, investments valued at $17,066 were transferred into Level 3 due to the unavailability of significant observable inputs, and investments valued at $27,803 were transferred out of Level 3 due to the availability of significant observable inputs.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2022 is not presented.
17

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8%
	Brazil - 7.3%
20,794,759	B3 S.A. - Brasil Bolsa Balcao	$ 57,253,041
4,755,380	Dexco S.A.	13,388,247
6,190,962	Gerdau S.A.	32,458,218
26,537,969	Itau Unibanco Holding S.A. ADR	125,259,214
3,974,304	Klabin S.A.	18,621,247
7,750,546	Lojas Renner S.A.	41,043,550
3,154,225	Petroleo Brasileiro S.A. ADR	42,108,904
8,973,634	Raia Drogasil S.A.	39,138,503
2,315,323	Telefonica Brasil S.A.	21,661,597
4,508,633	Vale S.A. ADR	68,441,049
5,487,927	WEG S.A.	33,236,988
3,549,723	YDUQS Participacoes S.A.	14,780,207
		507,390,765
	Cayman Islands - 0.8%
5,747,000	Wuxi Biologics Cayman, Inc.*(1)	57,600,825
	Chile - 0.7%
1,361,866	Banco Santander Chile ADR	27,346,269
6,532,490	Falabella S.A.	23,250,925
		50,597,194
	China - 26.2%
12,947,796	Alibaba Group Holding Ltd.*	202,938,079
310,706	Alibaba Group Holding Ltd. ADR*	39,083,708
122,237	Baidu, Inc. ADR*	19,526,138
2,723,804	Baidu, Inc. Class A*	53,955,509
7,990,168	Centre Testing International Group Co., Ltd. Class A	26,687,672
14,388,000	China Mengniu Dairy Co., Ltd.	85,042,042
14,347,200	China Pacific Insurance Group Co., Ltd. Class H	43,675,699
2,958,000	ENN Energy Holdings Ltd.	47,092,146
24,836,500	Great Wall Motor Co., Ltd. Class H	67,383,595
1,230,841	Huazhu Group Ltd. ADR*	48,642,836
2,550,000	Innovent Biologics, Inc.*(1)	10,798,753
303,271	JD.com, Inc. ADR*	22,708,933
4,733,976	JD.com, Inc. Class A*	179,424,266
6,663,500	Li Ning Co., Ltd.	65,022,427
6,181,694	LONGi Green Energy Technology Co., Ltd. Class A	69,297,130
9,111,222	Midea Group Co., Ltd. Class A	105,934,444
54,208,000	PICC Property & Casualty Co., Ltd. Class H	50,508,434
5,304,900	Satellite Chemical Co., Ltd. Class A	35,348,743
3,262,000	Shenzhou International Group Holdings Ltd.	60,526,222
6,927,700	Tencent Holdings Ltd.	434,105,440
6,832,209	Weichai Power Co., Ltd. Class A	16,899,059
9,565,000	Weichai Power Co., Ltd. Class H	17,356,944
659,366	XPeng, Inc. ADR*	23,137,153
975,400	XPeng, Inc. Class A*	17,012,298
252,250	Yum China Holdings, Inc.(2)	11,875,812
985,348	Yum China Holdings, Inc.	47,464,213
2,448,356	Zhejiang Supor Co., Ltd. Class A	20,033,977
		1,821,481,672
	Egypt - 0.3%
5,378,933	Commercial International Bank Egypt S.A.E. GDR*	17,427,743
	Greece - 0.9%
13,796,771	Alpha Services and Holdings S.A.*	20,879,335
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	Greece - 0.9% - (continued)
15,326,075	Eurobank Ergasias S.A.*	$ 17,333,824
1,086,545	Hellenic Telecommunications Organization S.A.	21,119,539
		59,332,698
	Hong Kong - 2.2%
12,283,400	AIA Group Ltd.	128,236,364
10,616,000	Hang Lung Properties Ltd.	22,683,266
		150,919,630
	Hungary - 1.5%
1,075,312	OTP Bank Nyrt*	62,397,281
1,515,048	Richter Gedeon Nyrt	39,931,789
		102,329,070
	India - 8.4%
6,103,086	Bharti Airtel Ltd.*	58,029,107
3,016,357	Cipla Ltd.	38,292,140
4,861,987	HDFC Bank Ltd.	97,779,853
13,689,746	ICICI Bank Ltd.	147,070,922
451,247	Maruti Suzuki India Ltd.	52,278,723
1,746,815	Reliance Industries Ltd.	56,294,900
1,985,181	Tata Consultancy Services Ltd.	99,965,423
1,638,755	Tech Mahindra Ltd.	32,712,350
		582,423,418
	Indonesia - 1.1%
95,415,700	Bank Mandiri Persero Tbk PT	49,998,620
93,290,220	Bank Rakyat Indonesia Persero Tbk PT	26,553,699
		76,552,319
	Luxembourg - 0.0%
74,171	Ternium S.A. ADR	2,987,608
	Malaysia - 0.4%
21,802,574	CIMB Group Holdings Bhd	27,159,256
	Mexico - 2.1%
8,274,211	Cemex S.A.B. de C.V.*	5,070,100
2,225,762	Cemex S.A.B. de C.V. ADR*	13,621,663
835,478	Fomento Economico Mexicano S.A.B. de C.V. ADR	62,844,655
10,570,693	Grupo Financiero Banorte S.A.B. de C.V. Class O	66,863,682
		148,400,100
	Peru - 0.5%
262,349	Credicorp Ltd.	37,573,624
	Poland - 1.2%
544,353	Bank Polska Kasa Opieki S.A.	18,138,565
3,462,764	Powszechna Kasa Oszczednosci Bank Polski S.A.*	40,536,196
2,934,368	Powszechny Zaklad Ubezpieczen S.A.	26,126,643
		84,801,404
	Qatar - 0.4%
4,871,141	Qatar National Bank QPSC	29,218,819
	Russia - 5.1%
6,778,258	Gazprom PJSC	29,035,739
619,724	Lukoil PJSC ADR	55,472,989
424,174	Magnit PJSC	27,526,893
403,393	Novatek PJSC GDR	85,198,852
67,747	Polyus PJSC*	10,599,801
38,085	Polyus PJSC GDR	2,983,558
8,697,435	Rosneft Oil Co. PJSC	64,459,622

18

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	Russia - 5.1% - (continued)
2,715,124	Sberbank of Russia PJSC ADR	$ 38,087,692
941,105	Yandex N.V. Class A*	45,229,506
		358,594,652
	Saudi Arabia - 0.3%
2,985,224	Alinma Bank	23,829,915
	South Africa - 5.0%
2,106,817	Aspen Pharmacare Holdings Ltd.	28,363,212
3,408,058	AVI Ltd.	16,955,226
1,946,256	Bid Corp. Ltd.	41,956,569
24,192,492	FirstRand Ltd.	97,522,362
2,286,680	Foschini Group Ltd.*	19,098,316
3,833,638	Gold Fields Ltd.	41,081,152
2,804,181	Impala Platinum Holdings Ltd.	43,231,662
1,514,979	Nedbank Group Ltd.	18,779,037
2,842,166	Shoprite Holdings Ltd.	38,834,306
169,748	Vodacom Group Ltd.	1,621,607
		347,443,449
	South Korea - 13.8%
1,013,503	Hana Financial Group, Inc.	38,187,154
653,122	KB Financial Group, Inc.	32,368,514
873,313	Kia Corp.	60,892,371
79,913	Korea Zinc Co., Ltd.*	33,993,225
116,793	LG Chem Ltd.*	62,608,091
2,391,702	LG Uplus Corp.	26,061,511
271,916	NAVER Corp.	71,824,048
6,671,006	Samsung Electronics Co., Ltd.	414,930,425
202,101	Samsung Fire & Marine Insurance Co., Ltd.	33,781,445
165,160	Samsung SDI Co., Ltd.	81,966,221
1,006,404	SK Hynix, Inc.	104,170,614
		960,783,619
	Taiwan - 16.1%
4,836,000	Accton Technology Corp.	46,699,587
18,845,036	ASE Technology Holding Co., Ltd.	68,635,338
46,367,000	CTBC Financial Holding Co., Ltd.	46,613,171
25,974,000	Hon Hai Precision Industry Co., Ltd.	97,114,883
4,550,000	MediaTek, Inc.	180,722,314
28,215,139	Taiwan Semiconductor Manufacturing Co., Ltd.	652,390,063
13,026,000	Uni-President Enterprises Corp.	31,926,339
		1,124,101,695
	Thailand - 1.0%
15,623,200	Kasikornbank PCL NVDR	70,733,748
	Turkey - 0.4%
3,042,327	BIM Birlesik Magazalar A.S.	16,067,844
5,381,586	KOC Holding AS	13,114,340
		29,182,184
	United Arab Emirates - 0.8%
39,388,280	Emaar Properties PJSC	52,484,067
	United Kingdom - 0.3%
1,215,196	Prudential plc	20,483,006
	Total Common Stocks (cost $5,302,584,329)	$ 6,743,832,480
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.9%
	Other Investment Pools & Funds - 2.9%
$ 198,175,965	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(3)		$ 198,175,965
	Securities Lending Collateral - 0.0%
70,945	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)		70,945
1,910,641	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(3)		1,910,641
108,230	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(3)		108,230
			2,089,816
	Total Short-Term Investments (cost $200,265,781)		$ 200,265,781
	Total Investments (cost $5,502,850,110)	99.7%	$ 6,944,098,261
	Other Assets and Liabilities	0.3%	18,902,476
	Total Net Assets	100.0%	$ 6,963,000,737
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $68,399,578, representing 1.0% of net assets.
(2)	Represents entire or partial securities on loan.
(3)	Current yield as of period end.

19

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,167,870	USD	9,099,528	HKD	SSG	02/04/2022	$ 825
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 507,390,765	$ 507,390,765	$ —	$ —
Cayman Islands	57,600,825	—	57,600,825	—
Chile	50,597,194	50,597,194	—	—
China	1,821,481,672	200,562,981	1,620,918,691	—
Egypt	17,427,743	17,427,743	—	—
Greece	59,332,698	—	59,332,698	—
Hong Kong	150,919,630	22,683,266	128,236,364	—
Hungary	102,329,070	39,931,789	62,397,281	—
India	582,423,418	2,081,455	580,341,963	—
Indonesia	76,552,319	—	76,552,319	—
Luxembourg	2,987,608	2,987,608	—	—
Malaysia	27,159,256	—	27,159,256	—
Mexico	148,400,100	148,400,100	—	—
Peru	37,573,624	37,573,624	—	—
Poland	84,801,404	—	84,801,404	—
Qatar	29,218,819	29,218,819	—	—
Russia	358,594,652	179,928,063	178,666,589	—
Saudi Arabia	23,829,915	23,829,915	—	—
South Africa	347,443,449	148,653,047	198,790,402	—
South Korea	960,783,619	—	960,783,619	—
Taiwan	1,124,101,695	—	1,124,101,695	—
Thailand	70,733,748	—	70,733,748	—
Turkey	29,182,184	29,182,184	—	—
United Arab Emirates	52,484,067	—	52,484,067	—
United Kingdom	20,483,006	—	20,483,006	—
Short-Term Investments	200,265,781	200,265,781	—	—
Foreign Currency Contracts(2)	825	—	825	—
Total	$ 6,944,099,086	$ 1,640,714,334	$ 5,303,384,752	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
20

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.5%
	Argentina - 1.1%
$ 117,000	YPF Energia Electrica S.A. 10.00%, 07/25/2026(1)	$ 103,588
	YPF S.A.
160,000	8.50%, 07/28/2025(2)	121,600
380,000	8.50%, 06/27/2029(1)(3)	266,000
		491,188
	Austria - 0.2%
81,000	Suzano Austria GmbH 3.13%, 01/15/2032	74,949
	Brazil - 0.5%
200,000	Banco Bradesco S.A. 4.38%, 03/18/2027	204,820
	British Virgin Islands - 1.6%
105,000	Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 5.25%, 04/27/2029	106,516
200,000	China Railway Xunjie Co., Ltd. 3.25%, 07/28/2026(2)	205,548
200,000	Elect Global Investments Ltd. 4.85%, 08/25/2023(2)(4)	199,990
200,000	Huarong Finance II Co., Ltd. 5.00%, 11/19/2025(2)	204,000
		716,054
	Canada - 1.9%
200,000	Canacol Energy Ltd. 5.75%, 11/24/2028(1)	193,850
200,000	First Quantum Minerals Ltd. 7.50%, 04/01/2025(1)	204,500
200,000	Gran Colombia Gold Corp. 6.88%, 08/09/2026(1)	194,502
200,000	MEGlobal Canada ULC 5.88%, 05/18/2030(1)	235,241
		828,093
	Cayman Islands - 1.8%
200,000	Baidu, Inc. 4.38%, 05/14/2024	210,043
200,000	Country Garden Holdings Co., Ltd. 5.13%, 01/17/2025(2)	171,400
200,000	Dar Al-Arkan Sukuk Co., Ltd. 6.75%, 02/15/2025(2)	206,760
200,000	Melco Resorts Finance Ltd. 5.38%, 12/04/2029(1)	188,750
		776,953
	Chile - 2.8%
200,000	AES Andes S.A. 7.13%, 03/26/2079, (7.12% fixed rate until 04/07/2024; 5 year USD Swap + 4.644% thereafter)(1)(5)	204,510
150,000	Agrosuper S.A. 4.60%, 01/20/2032	152,048
250,000	Empresa de los Ferrocarriles del Estado 3.07%, 08/18/2050(1)(3)	199,375
253,568	Empresa Electrica Cochrane S.p.A. 5.50%, 05/14/2027(1)(3)	252,173
420,000	Empresa Nacional del Petroleo 3.75%, 08/05/2026(1)	426,829
		1,234,935
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.5% - (continued)
	China - 0.4%
$ 200,000	Wens Foodstuffs Group Co., Ltd. 2.35%, 10/29/2025(2)	$ 166,037
	Colombia - 1.2%
200,000	Banco Davivienda S.A. 6.65%, 04/22/2031, (6.65% fixed rate until 04/22/2031; 10 year USD CMT + 5.097% thereafter)(1)(4)(5)	198,100
	Ecopetrol S.A.
155,000	4.63%, 11/02/2031	142,801
141,000	5.88%, 05/28/2045	124,313
79,000	6.88%, 04/29/2030	84,663
		549,877
	Guatemala - 0.5%
200,000	CT Trust 5.13%, 02/03/2032	203,546
	Hong Kong - 1.4%
200,000	Beijing State-Owned Assets Management Hong Kong Co., Ltd. 4.13%, 05/26/2025(2)	208,240
200,000	Lenovo Group Ltd. 5.88%, 04/24/2025(2)	217,204
200,000	Xiaomi Best Time International Ltd. 2.88%, 07/14/2031(1)	189,534
		614,978
	India - 1.8%
200,000	Adani Ports & Special Economic Zone Ltd. 4.38%, 07/03/2029(2)	202,957
200,000	JSW Steel Ltd. 5.05%, 04/05/2032(1)	185,199
200,000	ReNew Power Pvt Ltd. 5.88%, 03/05/2027(1)	202,000
200,000	Summit Digitel Infrastructure Pvt Ltd. 2.88%, 08/12/2031(1)	186,363
		776,519
	Indonesia - 0.9%
360,000	Pertamina Persero PT 6.00%, 05/03/2042(1)	411,948
	Ireland - 1.7%
200,000	Hacienda Investments Ltd. Via DME Airport DAC 5.35%, 02/08/2028(1)	192,732
200,000	Lukoil Capital DAC 2.80%, 04/26/2027(1)	184,500
200,000	Metalloinvest Finance DAC 3.38%, 10/22/2028(1)	184,508
200,000	Vnesheconombank Via VEB Finance plc 6.80%, 11/22/2025(1)	208,000
		769,740
	Israel - 0.2%
75,000	Energean Israel Finance Ltd. 4.50%, 03/30/2024(1)(2)	75,131
	Jersey - 0.4%
200,000	Galaxy Pipeline Assets Bidco Ltd. 2.63%, 03/31/2036(1)	188,254
	Kazakhstan - 0.9%
400,000	Development Bank of Kazakhstan JSC 2.95%, 05/06/2031(1)	379,332

21

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.5% - (continued)
	Luxembourg - 2.3%
$ 395,573	FEL Energy S.a.r.l. 5.75%, 12/01/2040(1)	$ 387,171
200,000	MC Brazil Downstream Trading S.a.r.l. 7.25%, 06/30/2031(1)	190,800
200,000	Puma International Financing S.A. 5.00%, 01/24/2026(1)	199,300
200,000	Unigel Luxembourg S.A. 8.75%, 10/01/2026(1)	212,002
		989,273
	Mexico - 9.0%
200,000	Alsea S.A.B. de C.V. 7.75%, 12/14/2026(1)	207,102
200,000	Axtel S.A.B. de C.V. 6.38%, 11/14/2024(1)	205,900
200,000	Banco Mercantil del Norte S.A. 7.63%, 01/10/2028, (7.62% fixed rate until 01/10/2028; 10 year USD CMT + 5.353% thereafter)(1)(4)(5)	204,284
200,000	BBVA Bancomer S.A. 5.88%, 09/13/2034, (5.88% fixed rate until 09/13/2029; 5 year USD CMT + 4.308% thereafter)(1)(5)	212,500
200,000	Braskem Idesa 6.99%, 02/20/2032(1)	198,500
200,000	Cemex S.A.B. de C.V. 5.13%, 06/08/2026, (5.13% fixed rate until 06/08/2026; 5 year USD CMT + 4.534% thereafter)(1)(4)(5)	200,683
350,000	Cibanco Sa Ins De Banca 4.38%, 07/22/2031(1)	327,254
MXN 16,510,000	Grupo Televisa S.A.B. 7.25%, 05/14/2043	552,254
$ 200,000	Infraestructura Energetica Nova S.A.B. de C.V. 4.88%, 01/14/2048(1)	194,002
	Petroleos Mexicanos
230,000	6.63%, 06/15/2035	214,477
516,000	6.70%, 02/16/2032(1)	510,500
710,000	7.69%, 01/23/2050	657,339
250,000	Total Play Telecomunicaciones S.A. de C.V. 6.38%, 09/20/2028(1)	233,125
		3,917,920
	Mult - 0.1%
31,162	Digicel International Finance Ltd/Digicel international Holdings Ltd. 13.00%, 12/31/2025(1)(6)	31,863
	Netherlands - 2.7%
200,000	Braskem Netherlands Finance B.V. 8.50%, 01/23/2081, (8.50% fixed rate until 10/24/2025; 5 year USD CMT + 8.220% thereafter)(1)(5)	228,752
200,000	CIMPOR Financial Operations B.V. 5.75%, 07/17/2024(1)	175,752
200,000	Metinvest B.V. 7.65%, 10/01/2027(1)	172,700
	Petrobras Global Finance B.V.
150,000	5.50%, 06/10/2051	132,028
100,000	6.90%, 03/19/2049	101,900
200,000	Teva Pharmaceutical Finance Netherlands III B.V. 3.15%, 10/01/2026	183,572
200,000	VEON Holdings B.V. 3.38%, 11/25/2027(1)	182,048
		1,176,752
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.5% - (continued)
	Panama - 0.4%
$ 200,000	AES Panama Generation Holdings 4.38%, 05/31/2030(1)	$ 199,002
	Peru - 1.0%
127,000	Banco BBVA Peru S.A. 5.25%, 09/22/2029, (5.25% fixed rate until 09/22/2024; 5 year USD CMT + 2.750% thereafter)(1)(5)	132,620
300,000	Banco Internacional del Peru SAA Interbank 4.00%, 07/08/2030, (4.00% fixed rate until 07/08/2025; 12 mo. USD CMT + 3.711% thereafter)(1)(3)(5)	296,886
		429,506
	Qatar - 0.5%
220,000	Qatar Petroleum 3.13%, 07/12/2041(1)	213,158
	Saudi Arabia - 0.4%
200,000	Saudi Arabian Oil Co. 2.25%, 11/24/2030(2)	189,758
	South Korea - 0.5%
200,000	SK Innovation Co., Ltd. 4.13%, 07/13/2023(2)	205,183
	Spain - 0.6%
250,000	AI Candelaria Spain SLU 7.50%, 12/15/2028(1)	260,000
	Turkey - 0.9%
200,000	Coca-Cola Icecek AS 4.50%, 01/20/2029	200,260
200,000	Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(1)	190,000
		390,260
	United Arab Emirates - 0.5%
200,000	First Abu Dhabi Bank PJSC 4.50%, 04/05/2026, (4.50% fixed rate until 04/05/2026; 5 year USD CMT + 4.138% thereafter)(2)(4)(5)	206,000
	United Kingdom - 1.5%
200,000	Endeavour Mining plc 5.00%, 10/14/2026(1)	194,000
200,000	Energean plc 6.50%, 04/30/2027(1)	193,250
310,000	Gazprom PJSC via Gaz Finance plc 3.25%, 02/25/2030(1)	277,632
		664,882
	United States - 1.8%
200,000	Kosmos Energy Ltd. 7.75%, 05/01/2027(1)	195,000
200,000	Mercury Chile Holdco LLC 6.50%, 01/24/2027	196,880
400,000	Sasol Financing USA LLC 5.50%, 03/18/2031	391,000
		782,880
	Total Corporate Bonds (cost $18,697,965)	$ 18,118,791

22

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 53.7%
	Argentina - 1.3%
$ 511,379	Argentine Republic Government International Bond 1.13%, 07/09/2035(7)	$ 157,254
200,000	Autonomous City of Buenos Aires Argentina 7.50%, 06/01/2027(1)	169,002
371,291	Provincia de Cordoba 5.00%, 12/10/2025(1)(7)	265,477
		591,733
	Azerbaijan - 0.4%
180,000	Republic of Azerbaijan International Bond 3.50%, 09/01/2032(1)	178,114
	Bahrain - 0.4%
200,000	Bahrain Government International Bond 5.63%, 05/18/2034(1)	182,290
	Brazil - 4.3%
	Brazil Notas do Tesouro Nacional
BRL 3,898,000	10.00%, 01/01/2025	712,650
600,000	10.00%, 01/01/2029	105,878
4,000,000	10.00%, 01/01/2031	699,754
	Brazilian Government International Bond
$ 200,000	4.75%, 01/14/2050	168,054
200,000	5.00%, 01/27/2045	178,622
		1,864,958
	Cameroon - 0.3%
EUR 110,000	Republic of Cameroon International Bond 5.95%, 07/07/2032(1)	113,495
	Chile - 0.8%
CLP 110,000,000	Bonos de la Tesoreria de la Republica en pesos 2.50%, 03/01/2025	126,468
$ 200,000	Chile Government International Bond 3.50%, 01/31/2034	204,300
		330,768
	Colombia - 2.8%
	Colombia Government International Bond
200,000	3.00%, 01/30/2030(3)	174,372
270,000	4.50%, 01/28/2026	278,081
200,000	5.20%, 05/15/2049	172,538
340,000	5.63%, 02/26/2044	310,760
COP 1,028,000,000	9.85%, 06/28/2027	285,825
		1,221,576
	Czech Republic - 1.6%
	Czech Republic Government Bond
CZK 5,490,000	0.05%, 11/29/2029	196,609
3,120,000	1.50%, 04/24/2040	107,416
8,750,000	2.40%, 09/17/2025(2)	388,263
		692,288
	Dominican Republic - 1.7%
	Dominican Republic International Bond
$ 150,000	4.50%, 01/30/2030(1)	147,151
500,000	5.30%, 01/21/2041(1)	475,005
110,000	6.85%, 01/27/2045(1)	115,269
		737,425
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 53.7% - (continued)
	Ecuador - 0.6%
	Ecuador Government International Bond
$ 142,373	0.50%, 07/31/2040(1)(7)	$ 87,132
260,000	1.00%, 07/31/2035(1)(7)	183,690
		270,822
	Egypt - 0.9%
460,000	Egypt Government International Bond 8.70%, 03/01/2049(1)	389,050
	El Salvador - 0.1%
70,000	El Salvador Government International Bond 8.63%, 02/28/2029(1)	40,776
	Gabon - 0.4%
200,000	Gabon Government International Bond 6.63%, 02/06/2031(1)	193,561
	Guatemala - 1.0%
	Guatemala Government Bond
250,000	3.70%, 10/07/2033(1)	237,078
200,000	4.65%, 10/07/2041(1)	192,500
		429,578
	Hungary - 0.8%
	Hungary Government Bond
HUF 11,200,000	1.50%, 08/23/2023	34,195
50,960,000	2.75%, 12/22/2026	147,182
21,710,000	3.00%, 06/26/2024	66,617
25,700,000	3.00%, 08/21/2030	70,441
11,050,000	6.00%, 11/24/2023	36,000
		354,435
	Indonesia - 4.2%
	Indonesia Treasury Bond
IDR 5,334,000,000	7.00%, 05/15/2027	394,060
1,276,000,000	7.50%, 08/15/2032	93,336
5,032,000,000	8.25%, 06/15/2032	386,928
843,000,000	8.38%, 09/15/2026	65,649
4,913,000,000	8.75%, 05/15/2031	392,165
6,409,000,000	9.00%, 03/15/2029	512,248
		1,844,386
	Ivory Coast - 1.1%
EUR 440,000	Ivory Coast Government International Bond 6.63%, 03/22/2048(1)	470,424
	Jordan - 0.5%
$ 200,000	Jordan Government International Bond 5.75%, 01/31/2027(1)	207,532
	Kenya - 1.0%
400,000	Kenya Government International Bond 8.00%, 05/22/2032(1)(3)	418,686
	Malaysia - 2.9%
	Malaysia Government Bond
MYR 2,080,000	3.89%, 08/15/2029	502,946
3,158,000	3.90%, 11/30/2026	774,677
		1,277,623
	Mexico - 4.1%
	Mexican Bonos
MXN 7,360,000	7.75%, 05/29/2031	358,110
3,150,000	7.75%, 11/23/2034	152,775
13,140,000	7.75%, 11/13/2042	621,150

23

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 53.7% - (continued)
	Mexico - 4.1% - (continued)
MXN 7,280,000	8.00%, 11/07/2047	$ 352,664
$ 300,000	Mexico Government International Bond 4.28%, 08/14/2041	293,250
		1,777,949
	Nigeria - 0.4%
200,000	Nigeria Government International Bond 7.14%, 02/23/2030(1)	194,540
	Oman - 1.4%
	Oman Government International Bond
400,000	6.75%, 01/17/2048(1)	391,120
232,000	7.00%, 01/25/2051(1)	233,160
		624,280
	Pakistan - 0.4%
200,000	Pakistan Government International Bond 7.38%, 04/08/2031(1)	187,754
	Panama - 0.5%
200,000	Panama Government International Bond 4.50%, 01/19/2063	202,700
	Paraguay - 0.4%
200,000	Paraguay Government International Bond 2.74%, 01/29/2033(1)(3)	184,002
	Peru - 2.1%
	Peru Government Bond
PEN 1,300,000	5.35%, 08/12/2040	284,887
1,472,000	5.40%, 08/12/2034	345,680
520,000	6.95%, 08/12/2031	142,837
	Peruvian Government International Bond
$ 93,000	3.00%, 01/15/2034	88,909
60,000	3.55%, 03/10/2051	57,750
		920,063
	Poland - 0.5%
	Republic of Poland Government Bond
PLN 336,000	2.25%, 10/25/2024	79,342
360,000	2.50%, 01/25/2023	87,422
190,000	2.75%, 10/25/2029	42,598
		209,362
	Qatar - 1.0%
	Qatar Government International Bond
$ 200,000	3.40%, 04/16/2025(1)	209,220
200,000	3.75%, 04/16/2030(1)	219,139
		428,359
	Romania - 0.6%
	Romania Government Bond
RON 1,040,000	4.50%, 06/17/2024	235,392
190,000	5.00%, 02/12/2029	42,618
		278,010
	Russia - 4.1%
	Russian Federal Bond - OFZ
RUB 20,660,000	7.05%, 01/19/2028	239,021
3,259,000	7.25%, 05/10/2034	36,134
15,450,000	7.70%, 03/23/2033	179,005
20,965,000	8.15%, 02/03/2027	258,761
21,022,000	8.50%, 09/17/2031	259,266
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 53.7% - (continued)
	Russia - 4.1% - (continued)
	Russian Foreign Bond - Eurobond
$ 400,000	4.75%, 05/27/2026(1)	$ 410,000
400,000	5.10%, 03/28/2035(1)	420,126
		1,802,313
	Saudi Arabia - 1.6%
	Saudi Government International Bond
230,000	3.25%, 10/26/2026(1)	240,237
400,000	4.50%, 10/26/2046(1)	448,400
		688,637
	Senegal - 1.0%
	Senegal Government International Bond
230,000	6.25%, 05/23/2033(1)	231,380
200,000	6.75%, 03/13/2048(2)	187,100
		418,480
	South Africa - 4.1%
	Republic of South Africa Government Bond
ZAR 9,949,200	7.00%, 02/28/2031	544,843
6,081,400	8.50%, 01/31/2037	336,356
2,390,400	8.88%, 02/28/2035	139,748
4,570,000	9.00%, 01/31/2040	259,304
	Republic of South Africa Government International Bond
$ 300,000	4.30%, 10/12/2028	299,700
200,000	4.85%, 09/30/2029	202,210
		1,782,161
	Thailand - 1.0%
	Thailand Government Bond
THB 1,580,000	1.60%, 06/17/2035	42,591
1,620,000	2.00%, 06/17/2042	42,207
9,898,000	3.63%, 06/16/2023	309,515
1,760,000	4.88%, 06/22/2029	63,598
		457,911
	Turkey - 0.4%
$ 200,000	Turkey Government International Bond 5.88%, 06/26/2031	174,500
	Ukraine - 1.5%
	Ukraine Government International Bond
500,000	7.38%, 09/25/2032(1)	421,980
270,000	7.75%, 09/01/2025(1)	236,925
		658,905
	United Arab Emirates - 1.5%
	Abu Dhabi Government International Bond
450,000	3.13%, 04/16/2030(1)	475,094
200,000	3.13%, 09/30/2049(1)	194,541
		669,635
	Total Foreign Government Obligations (cost $24,479,743)	$ 23,469,081
	Total Long-Term Investments (cost $43,177,708)	$ 41,587,872
SHORT-TERM INVESTMENTS - 6.3%
	Other Investment Pools & Funds - 1.3%
568,202	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(8)	$ 568,202

24

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 6.3% - (continued)
	Securities Lending Collateral - 2.5%
37,154	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(8)		$ 37,154
1,000,610	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(8)		1,000,610
56,681	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(8)		56,681
			1,094,445
	U.S. Treasury Securities - 2.5%
$ 1,100,000	U.S. Treasury Bills 0.17%, 04/21/2022(9)		1,099,596
	Total Short-Term Investments (cost $2,762,244)		$ 2,762,243
	Total Investments (cost $45,939,952)	101.5%	$ 44,350,115
	Other Assets and Liabilities	(1.5)%	(666,252)
	Total Net Assets	100.0%	$ 43,683,863
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $20,444,555, representing 46.8% of net assets.
(2)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $3,155,171, representing 7.2% of net assets.
(3)	Represents entire or partial securities on loan.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(7)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(8)	Current yield as of period end.
(9)	The rate shown represents current yield to maturity.

OTC Credit Default Swap Contracts Outstanding at January 31, 2022
Reference Entity	Counter- party	Notional Amount		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
Colombia Republic (BBB-)	MSC	USD	80,000	1.00%	12/20/2026	Quarterly	$ —	$ (2,562)	$ (4,036)	$ (1,474)
Colombia Republic (BBB-)	MSC	USD	380,000	1.00%	12/20/2026	Quarterly	—	(12,194)	(19,172)	(6,978)
Total OTC credit default swap contracts							$ —	$ (14,756)	$ (23,208)	$ (8,452)

Foreign Currency Contracts Outstanding at January 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
9,691,349	CNY	1,502,299	USD	UBS	03/07/2022	$ 16,686
70,000	CNY	10,947	USD	CBK	03/07/2022	25
1,421,520,000	COP	347,326	USD	UBS	04/12/2022	9,563
546,161	EUR	609,782	USD	SSG	04/20/2022	5,003
3,000,000	PLN	720,293	USD	UBS	02/23/2022	13,805
1,360,000	PLN	332,931	USD	MSC	02/23/2022	(140)
10,300,100	THB	308,278	USD	CBK	02/07/2022	1,064
7,690,000	THB	230,634	USD	UBS	05/13/2022	389
10,290,000	THB	309,567	USD	SSG	05/13/2022	(434)
237,863	USD	1,340,000	BRL	UBS	04/26/2022	(8,869)
352,997	USD	1,421,520,000	COP	UBS	04/12/2022	(3,892)
621,315	USD	546,161	EUR	UBS	04/20/2022	6,530
25

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
695,465	USD	14,570,000	MXN	UBS	04/26/2022	$ (184)
868,879	USD	3,520,000	PLN	CBK	02/23/2022	7,538
199,844	USD	840,000	PLN	MSC	02/23/2022	(5,704)
277,812	USD	22,450,000	RUB	UBS	04/25/2022	(6,129)
Total foreign currency contracts						$ 35,251
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 18,118,791	$ —	$ 18,118,791	$ —
Foreign Government Obligations	23,469,081	—	23,469,081	—
Short-Term Investments	2,762,243	1,662,647	1,099,596	—
Foreign Currency Contracts(2)	60,603	—	60,603	—
Total	$ 44,410,718	$ 1,662,647	$ 42,748,071	$ —
Liabilities
Foreign Currency Contracts(2)	$ (25,352)	$ —	$ (25,352)	$ —
Swaps - Credit Default(2)	(8,452)	—	(8,452)	—
Total	$ (33,804)	$ —	$ (33,804)	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
26

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9%
	Australia - 2.0%
747,929	Allkem Ltd.*	$ 4,870,255
2,446,571	Beach Energy Ltd.	2,584,388
129,219	BHP Group Ltd.	4,078,771
135,979	BHP Group Ltd.(1)	4,360,922
79,691	BlueScope Steel Ltd.	1,044,498
117,220	Champion Iron Ltd.*(1)	541,558
630,992	Fortescue Metals Group Ltd.	8,860,454
66,067	GUD Holdings Ltd.	577,983
391,805	Iluka Resources Ltd.	2,913,434
101,914	Mineral Resources Ltd.	4,050,158
46,719	Nick Scali Ltd.	450,836
225,641	OceanaGold Corp.*	347,918
475,648	Perenti Global Ltd.	260,541
1,778,527	Perseus Mining Ltd.*	1,859,002
1,283,556	Pilbara Minerals Ltd.*	2,969,480
677,024	Regis Resources Ltd.	823,509
159,634	Rio Tinto Ltd.	12,691,808
850,297	St. Barbara Ltd.	745,031
		54,030,546
	Austria - 0.6%
77,954	Erste Group Bank AG	3,643,615
120,149	OMV AG	7,353,644
149,398	Raiffeisen Bank International AG	4,199,166
33,703	voestalpine AG	1,120,461
		16,316,886
	Belgium - 0.5%
69,511	Ageas S.A.	3,345,881
50,069	bpost S.A.*	369,609
57,301	KBC Group N.V.	4,983,430
32,142	Solvay S.A.	3,872,763
14,559	Telenet Group Holding N.V.	558,899
3,927	Wereldhave Belgium Comm REIT	229,662
		13,360,244
	Bermuda - 0.0%
181,687	DHT Holdings, Inc.	886,633
	Brazil - 0.6%
563,500	Atacadao S.A.	1,768,996
388,346	Cia de Saneamento Basico do Estado de Sao Paulo	2,732,266
2,102,553	Cia de Saneamento do Parana	1,587,774
398,500	Cosan S.A.	1,783,835
381,100	Engie Brasil Energia S.A.	2,920,994
668,500	Equatorial Energia S.A.	2,890,484
166,100	Hypera S.A.	973,121
297,500	Light S.A.	650,454
121,200	Sao Martinho S.A.	838,570
		16,146,494
	Canada - 8.0%
130,953	Advantage Energy Ltd.*	708,773
406,668	ARC Resources Ltd.	4,763,629
15,200	AutoCanada, Inc.*	451,641
1,102,400	B2Gold Corp.	3,971,988
85,629	Bank of Montreal(1)	9,692,248
561,509	BCE, Inc.	29,331,076
84,987	BRP, Inc.	7,063,585
52,100	Canaccord Genuity Group, Inc.	622,175
42,130	Canadian National Railway Co.	5,134,879
102,026	Canadian Natural Resources Ltd.	5,189,790
64,347	Canadian Pacific Railway Ltd.	4,603,482
45,856	Canadian Solar, Inc.*(1)	1,283,509
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	Canada - 8.0% - (continued)
58,853	Canfor Corp.*	$ 1,337,116
214,372	Capstone Mining Corp.*	912,365
33,676	Celestica, Inc.*	419,377
211,855	Cenovus Energy, Inc.	3,081,618
252,171	CI Financial Corp.	4,679,789
16,231	Cogeco Communications, Inc.	1,332,292
152,253	Corus Entertainment, Inc. Class B	602,472
504,483	Crescent Point Energy Corp.	3,250,376
132,881	Dollarama, Inc.	6,856,519
362,410	Dundee Precious Metals, Inc.	2,129,727
200	E-L Financial Corp. Ltd.	144,251
20,200	Equitable Group, Inc.	1,121,278
1,693	Fairfax Financial Holdings Ltd.	817,499
206,005	Fortuna Silver Mines, Inc.*(1)	700,107
37,400	Home Capital Group, Inc.*	1,059,787
216,999	Hudbay Minerals, Inc.	1,558,589
63,493	iA Financial Corp., Inc.	4,131,303
593,349	IAMGOLD Corp.*	1,447,022
69,123	IGM Financial, Inc.	2,428,536
126,125	Imperial Oil Ltd.	5,160,493
80,860	Interfor Corp.	2,409,611
14,040	Intertape Polymer Group, Inc.	283,307
1,370,104	Kinross Gold Corp.	7,404,802
23,725	Largo, Inc.*(1)	198,214
33,600	Linamar Corp.	1,862,188
99,049	Magna International, Inc.	7,979,867
318,925	Manulife Financial Corp.	6,641,187
42,700	Martinrea International, Inc.	352,040
264,930	MEG Energy Corp.*	3,155,442
165,661	National Bank of Canada	13,253,923
519,294	New Gold, Inc.*	821,131
55,674	Nutrien Ltd.	3,888,398
135,625	Peyto Exploration & Development Corp.	1,062,679
106,031	Royal Bank of Canada(1)	12,089,110
71,949	Suncor Energy, Inc.	2,055,767
163,652	Teck Resources Ltd. Class B	5,054,461
11,331	TFI International, Inc.	1,090,625
5,637	Topicus.com, Inc.*	457,426
137,822	Toronto-Dominion Bank	11,038,554
123,507	Tourmaline Oil Corp.	4,403,365
38,664	Transcontinental, Inc. Class A	641,789
196,441	Vermilion Energy, Inc.*	3,056,762
116,513	Wesdome Gold Mines Ltd.*	1,001,839
95,204	West Fraser Timber Co., Ltd.	8,812,259
478,764	Whitecap Resources, Inc.	3,378,447
		218,380,484
	Chile - 0.2%
3,946,496	Aguas Andinas S.A. Class A	948,817
196,370	Enel Chile S.A. ADR	396,667
60,013	Sociedad Quimica y Minera de Chile S.A. ADR	3,249,704
		4,595,188
	China - 4.8%
809,000	3SBio, Inc.*(2)	640,561
3,579,000	Agricultural Bank of China Ltd. Class H	1,361,719
811,900	Alibaba Group Holding Ltd.*	12,725,365
824,250	A-Living Smart City Services Co., Ltd.(2)	1,604,692
2,526,500	BAIC Motor Corp. Ltd. Class H(2)	927,052
4,229,000	Bank of China Ltd. Class H	1,648,433
999,000	Bank of Communications Co., Ltd. Class H	670,071
122,200	CanSino Biologics, Inc. Class H*(2)	2,047,044
4,676,000	China BlueChemical Ltd. Class H	1,280,079
790,000	China Conch Venture Holdings Ltd.	3,755,406

27

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	China - 4.8% - (continued)
5,825,000	China Construction Bank Corp. Class H	$ 4,469,804
3,586,000	China Datang Corp. Renewable Power Co., Ltd. Class H	1,455,120
3,372,000	China Feihe Ltd.(2)	4,676,161
948,400	China International Capital Corp. Ltd. Class H(2)	2,583,458
1,267,000	China Lesso Group Holdings Ltd. Class L	2,202,687
1,737,000	China Life Insurance Co., Ltd. Class H	3,053,469
681,000	China Lilang Ltd.	387,436
1,273,000	China Longyuan Power Group Corp. Ltd. Class H	2,597,287
1,977,000	China Medical System Holdings Ltd.	3,310,544
5,565,000	China Molybdenum Co., Ltd. Class H	2,859,705
948,600	China Pacific Insurance Group Co., Ltd. Class H	2,887,725
1,184,000	China SCE Group Holdings Ltd.	264,532
984,000	China Shineway Pharmaceutical Group Ltd.	885,789
3,533,000	China Suntien Green Energy Corp. Ltd. Class H	2,152,868
32,662,000	China Tower Corp. Ltd. Class H(2)	3,945,529
906,500	China Yongda Automobiles Services Holdings Ltd.	1,159,877
735,000	CITIC Securities Co., Ltd. Class H	1,968,197
1,598,000	COFCO Meat Holdings Ltd.	658,821
1,708,000	Consun Pharmaceutical Group Ltd.	834,608
1,077,500	CSC Financial Co., Ltd. Class H(2)	1,214,464
2,761,000	Dali Foods Group Co. Ltd.(2)	1,595,785
93,975	Daqo New Energy Corp. ADR*	3,770,277
2,416,000	Dongfeng Motor Group Co., Ltd. Class H	2,130,538
308,000	Flat Glass Group Co., Ltd. Class H	1,236,509
409,000	Fu Shou Yuan International Group Ltd.	320,988
424,000	Greentown China Holdings Ltd.	700,048
2,256,000	Guangzhou Automobile Group Co., Ltd. Class H	2,216,032
228,000	Haitian International Holdings Ltd.	593,179
512,500	Hengan International Group Co., Ltd.	2,505,259
8,986,000	Industrial & Commercial Bank of China Ltd. Class H	5,444,125
1,634,000	Lenovo Group Ltd.	1,770,779
587,400	Livzon Pharmaceutical Group, Inc. Class H	2,095,277
6,369,000	Lonking Holdings Ltd.	1,857,878
129,500	NetDragon Websoft Holdings Ltd.	326,871
1,032,500	Ping An Insurance Group Co. of China Ltd. Class H	8,193,734
304,000	Q Technology Group Co., Ltd.	330,560
159,000	S-Enjoy Service Group Co., Ltd.(1)	284,748
201,500	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	393,423
1,755,000	Sinopec Engineering Group Co., Ltd. Class H	856,123
1,020,800	Sinopharm Group Co., Ltd. Class H	2,283,319
1,754,000	Sinotrans Ltd. Class H	571,002
838,000	Sinotruk Hong Kong Ltd.	1,246,491
1,068,000	Tianneng Power International Ltd.(1)	1,101,646
435,000	Times Neighborhood Holdings Ltd.	170,780
161,000	Vipshop Holdings Ltd. ADR*	1,498,910
312,000	Weichai Power Co., Ltd. Class H	566,165
1,720,400	Xinjiang Goldwind Science & Technology Co., Ltd. Class H(1)	2,999,304
540,400	Xinte Energy Co., Ltd. Class H(1)	1,003,190
1,268,000	Yadea Group Holdings Ltd.(2)	1,805,620
388,000	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H(2)	557,190
814,000	Yangzijiang Shipbuilding Holdings Ltd.	780,993
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	China - 4.8% - (continued)
489,000	Zhongsheng Group Holdings Ltd.	$ 3,756,555
1,693,600	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	1,109,238
1,285,400	ZTE Corp. Class H	3,473,459
		129,774,498
	Cyprus - 0.2%
406,097	Polymetal International plc	5,835,056
	Denmark - 1.6%
3,562	AP Moller - Maersk A/S Class B	12,795,214
111,868	Carlsberg A/S Class B	18,114,853
87,602	GN Store Nord A/S	5,301,144
53,959	Pandora A/S	5,867,487
80,953	Spar Nord Bank A/S	1,164,138
		43,242,836
	Finland - 0.4%
1,288,700	Nokia Oyj*	7,685,322
258,131	Outokumpu Oyj*	1,672,407
34,854	TietoEVRY Oyj	1,037,134
		10,394,863
	France - 5.2%
45,487	Amundi S.A.(2)	3,535,992
49,652	Atos SE	1,779,873
94,630	BNP Paribas S.A.	6,755,577
162,877	Cie de Saint-Gobain	11,021,474
23,673	Cie Generale des Etablissements Michelin SCA	3,961,056
58,767	Coface S.A.*	777,484
49,561	Derichebourg S.A.*	623,269
6,943	Eramet S.A.*	719,638
109,887	Faurecia SE	4,871,077
8,735	Fnac Darty S.A.	518,442
10,428	Gaztransport Et Technigaz S.A.	956,684
78,350	Ipsen S.A.	7,623,515
35,999	IPSOS	1,644,907
230,244	Metropole Television S.A.	4,491,919
10,226	Nexans S.A.	924,065
861,938	Orange S.A.	10,125,576
61,689	Publicis Groupe S.A.	4,180,100
197,768	Rexel S.A.	4,408,171
12,552	Rothschild & Co.	544,645
21,910	Rubis SCA	709,288
320,846	Sanofi	33,548,302
15,775	Societe BIC S.A.	898,213
231,173	Societe Generale S.A.	8,581,218
346,677	TotalEnergies SE	19,714,627
2,935	Trigano S.A.	556,073
206,272	Valeo S.A.	5,773,265
65,818	Valneva SE*(1)	1,137,693
		140,382,143
	Georgia - 0.0%
68,559	TBC Bank Group plc	1,300,090
	Germany - 2.8%
59,420	BASF SE	4,550,912
159,300	Bayer AG	9,678,089
35,842	Bayerische Motoren Werke AG	3,793,621
82,193	BioNTech SE ADR*(1)	14,143,771
118,072	CECONOMY AG*	525,441
144,115	Covestro AG(2)	8,645,888
52,583	Daimler AG	4,195,794
18,978	Daimler Truck Holding AG*	669,048

28

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	Germany - 2.8% - (continued)
537,369	Deutsche Bank AG*	$ 7,482,069
31,400	DWS Group GmbH & Co. KgaA(2)	1,263,973
80,780	Fresenius SE & Co. KGaA	3,334,627
4,886	Hapag-Lloyd AG(1)(2)	1,458,581
21,272	Hochtief AG	1,654,669
5,294	Hornbach Holding AG & Co. KGaA	811,035
57,297	Kloeckner & Co. SE*	647,126
37,960	Porsche Automobil Holding SE	3,554,913
119,882	ProSiebenSat.1 Media SE	1,875,066
251,499	Schaeffler AG	1,869,512
10,484	Vitesco Technologies Group AG*	519,016
12,042	Volkswagen AG	2,508,014
17,892	Wacker Chemie AG	2,611,160
		75,792,325
	Hong Kong - 2.3%
267,000	Bank of East Asia Ltd.	455,691
2,314,000	Brilliance China Automotive Holdings Ltd.*(3)(4)	1,083,243
292,400	China Gas Holdings Ltd.	496,782
970,000	China Overseas Grand Oceans Group Ltd.	579,554
1,903,500	China Overseas Land & Investment Ltd.	5,618,137
2,126,000	China Traditional Chinese Medicine Co., Ltd.	1,239,837
656,303	CK Asset Holdings Ltd.	4,381,090
401,200	Dah Sing Banking Group Ltd.	380,375
111,600	Dah Sing Financial Holdings Ltd.	361,844
6,907,000	GCL-Poly Energy Holdings Ltd.*(1)	2,105,186
264,000	Hang Lung Group Ltd.	587,540
99,000	Hang Lung Properties Ltd.	211,534
735,000	Henderson Land Development Co., Ltd.	3,214,297
394,400	Hongkong Land Holdings Ltd.	2,136,036
531,000	Hysan Development Co., Ltd.	1,627,654
841,500	JS Global Lifestyle Co., Ltd.(2)	1,344,763
232,000	Kerry Logistics Network Ltd.	580,044
276,000	Kerry Properties Ltd.	779,663
271,500	Kingboard Holdings Ltd.	1,310,727
1,822,000	Kunlun Energy Co., Ltd.	1,889,500
3,106,000	Pacific Basin Shipping Ltd.	1,325,814
962,000	Pacific Textiles Holdings Ltd.	488,810
929,000	PAX Global Technology Ltd.	672,891
10,297,000	Sino Biopharmaceutical Ltd.	7,101,357
720,000	Sino Land Co., Ltd.	932,899
900,000	SITC International Holdings Co., Ltd.	3,430,421
850,000	SSY Group Ltd.	377,848
390,000	Sun Hung Kai Properties Ltd.	4,758,197
280,000	Swire Pacific Ltd. Class A	1,696,262
708,800	Swire Properties Ltd.	1,889,464
1,242,000	Untrade Youyuan(1)(3)(4)	—
668,000	Wharf Real Estate Investment Co., Ltd.	3,177,029
1,956,000	Xinyi Glass Holdings Ltd.	5,185,287
		61,419,776
	Hungary - 0.2%
161,929	Richter Gedeon Nyrt	4,267,927
	Indonesia - 0.4%
37,541,500	Telkom Indonesia Persero Tbk PT	10,994,986
	Ireland - 0.4%
1,218,668	AIB Group plc*	3,218,857
819,529	Bank of Ireland Group plc*	5,523,522
432,166	Glenveagh Properties plc*(2)	593,222
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	Ireland - 0.4% - (continued)
129,726	Kenmare Resources plc	$ 753,704
38,331	Smurfit Kappa Group plc	2,020,259
		12,109,564
	Isle of Man - 0.0%
230,238	Strix Group plc	758,635
	Israel - 0.6%
232,162	Bank Hapoalim BM	2,409,316
105,149	Bank Leumi Le-Israel BM	1,127,722
70,000	Check Point Software Technologies Ltd.*	8,470,700
30,769	Phoenix Holdings Ltd.	367,354
113,019	Plus500 Ltd.	2,244,112
295,027	Teva Pharmaceutical Industries Ltd.*	2,487,078
		17,106,282
	Italy - 1.4%
364,471	Anima Holding S.p.A.(2)	1,843,445
69,136	Azimut Holding S.p.A.	1,859,691
63,299	Banca Farmafactoring S.p.A.(2)	483,981
1,184,436	Eni S.p.A.	17,791,639
40,381	Iveco Group N.V.*	429,616
130,412	Prysmian S.p.A.	4,397,691
1,077,705	Terna Rete Elettrica Nazionale S.p.A.	8,467,972
170,981	UniCredit S.p.A.	2,717,472
18,464	Unieuro S.p.A.(1)(2)	395,359
		38,386,866
	Japan - 16.3%
94,500	ADEKA Corp.	2,050,362
78,500	AGC, Inc.	3,602,788
117,500	Air Water, Inc.	1,790,988
128,700	Aisin Corp.	4,673,479
25,600	Arcland Sakamoto Co., Ltd.	349,640
54,300	Arisawa Manufacturing Co., Ltd.	472,057
75,400	Asahi Diamond Industrial Co., Ltd.	399,738
80,000	Asahi Holdings, Inc.	1,550,024
142,200	Asahi Kasei Corp.	1,404,640
27,200	Asahi Yukizai Corp.	422,853
2,019,800	Astellas Pharma, Inc.	32,600,710
25,700	Canon Electronics, Inc.	363,457
29,700	Canon Marketing Japan, Inc.	606,594
428,100	Citizen Watch Co., Ltd.	1,832,449
48,700	CKD Corp.	899,022
38,700	Coca-Cola Bottlers Japan Holdings, Inc.	453,965
69,400	Cosmo Energy Holdings Co., Ltd.	1,395,204
17,900	Daido Steel Co., Ltd.	691,716
71,700	Daikyonishikawa Corp.	370,631
26,900	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	531,547
13,600	Daito Pharmaceutical Co., Ltd.	329,881
234,000	Daiwabo Holdings Co., Ltd.	3,345,631
95,900	DCM Holdings Co., Ltd.	910,188
41,800	Dexerials Corp.	1,149,403
57,700	DIC Corp.	1,480,311
19,900	Doutor Nichires Holdings Co., Ltd.(1)	277,194
46,800	Dowa Holdings Co., Ltd.	2,028,957
36,000	Eagle Industry Co., Ltd.	345,164
78,000	EDION Corp.(1)	727,881
184,900	ENEOS Holdings, Inc.	736,387
61,600	Exedy Corp.	904,231
104,600	FCC Co., Ltd.	1,345,078
42,100	Ferrotec Holdings Corp.	1,050,592

29

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	Japan - 16.3% - (continued)
46,400	Foster Electric Co., Ltd.	$ 298,881
19,000	FUJIFILM Holdings Corp.	1,273,684
8,800	Fujimi, Inc.	532,798
24,100	Goldcrest Co., Ltd.	377,834
64,200	GS Yuasa Corp.	1,373,485
29,400	G-Tekt Corp.	353,557
33,700	GungHo Online Entertainment, Inc.*	707,678
237,400	Hachijuni Bank Ltd.	876,619
26,300	Hamakyorex Co., Ltd.	653,460
247,600	Haseko Corp.	3,143,916
226,500	Hazama Ando Corp.	1,733,197
106,900	Hokuetsu Kishu Paper Co., Ltd.	709,085
342,600	Honda Motor Co., Ltd.	10,090,519
57,400	Hosiden Corp.	572,805
996,100	Inpex Corp.	10,070,065
408,300	Isuzu Motors Ltd.	5,001,675
264,000	ITOCHU Corp.	8,481,386
210,000	Iyo Bank Ltd.	1,090,038
51,300	Japan Petroleum Exploration Co., Ltd.	1,226,070
47,200	Japan Post Insurance Co., Ltd.	827,589
211,600	JGC Holdings Corp.	2,079,238
173,100	JTEKT Corp.	1,505,745
122,000	Kajima Corp.	1,473,467
119,000	Kamigumi Co., Ltd.	2,299,495
77,600	Kanamoto Co., Ltd.	1,508,894
63,800	Kandenko Co., Ltd.	474,709
61,300	Kaneka Corp.	1,996,843
33,600	Kanematsu Corp.	365,514
42,700	Kanto Denka Kogyo Co., Ltd.	408,884
980,600	KDDI Corp.	31,328,899
19,800	KH Neochem Co., Ltd.	507,902
29,600	Kinden Corp.	423,106
26,400	Kintetsu World Express, Inc.	656,793
18,100	Kissei Pharmaceutical Co., Ltd.	365,471
251,300	Kobe Steel Ltd.	1,199,559
57,300	Koei Tecmo Holdings Co., Ltd.	2,072,921
22,000	Kohnan Shoji Co., Ltd.	652,401
26,400	Komeri Co., Ltd.	615,529
29,600	Kumagai Gumi Co., Ltd.	754,496
29,700	Kureha Corp.	2,217,278
31,200	Kyokuto Kaihatsu Kogyo Co., Ltd.	397,444
45,600	Kyudenko Corp.	1,166,337
14,300	Life Corp.	384,257
36,700	Makino Milling Machine Co., Ltd.	1,267,810
535,600	Marubeni Corp.	5,511,291
573,700	Mazda Motor Corp.*	4,419,642
25,800	Meidensha Corp.	546,802
691,300	Mitsubishi Chemical Holdings Corp.	5,422,684
139,400	Mitsubishi Gas Chemical Co., Inc.	2,670,250
293,900	Mitsubishi Motors Corp.*	839,145
22,200	Mitsuboshi Belting Ltd.	409,357
356,900	Mitsui & Co., Ltd.	8,899,433
145,500	Mitsui Chemicals, Inc.	3,891,344
26,300	Mitsui Mining & Smelting Co., Ltd.	743,710
92,800	Mitsui OSK Lines Ltd.	7,186,659
34,600	Mitsui Sugar Co., Ltd.	595,342
35,400	Mizuno Corp.	681,554
105,800	Musashi Seimitsu Industry Co., Ltd.	1,593,745
88,300	Nagase & Co., Ltd.	1,410,389
159,400	NGK Spark Plug Co., Ltd.	2,709,787
229,000	NHK Spring Co., Ltd.	1,794,802
16,200	Nichias Corp.	367,754
10,868	Nichirin Co., Ltd.	145,373
41,700	Nikkon Holdings Co., Ltd.	785,546
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	Japan - 16.3% - (continued)
319,000	Nikon Corp.	$ 3,329,392
14,100	Nippon Carbon Co., Ltd.	490,719
96,950	Nippon Light Metal Holdings Co., Ltd.	1,485,635
26,600	Nippon Seiki Co., Ltd.	237,605
29,400	Nippon Shokubai Co., Ltd.	1,384,512
23,700	Nippon Soda Co., Ltd.	678,186
107,600	Nippon Suisan Kaisha Ltd.	504,147
1,143,900	Nippon Telegraph & Telephone Corp.	32,735,825
98,700	Nippon Yusen KK	7,737,420
53,300	Nishio Rent All Co., Ltd.	1,305,795
630,500	Nissan Motor Co., Ltd.*	3,336,976
15,000	Nisshin Oillio Group Ltd.	392,760
22,200	Nitta Corp.	544,001
26,800	Nojima Corp.	540,462
137,100	NOK Corp.	1,465,862
869,200	Nomura Holdings, Inc.	3,839,731
12,400	Noritake Co. Ltd.	496,215
433,100	Obayashi Corp.	3,509,039
514,400	Oji Holdings Corp.	2,738,190
980,500	Ono Pharmaceutical Co., Ltd.	23,778,794
65,000	Osaki Electric Co., Ltd.	260,709
28,500	Oyo Corp.	524,390
632,500	Panasonic Corp.	6,963,512
238,100	Penta-Ocean Construction Co., Ltd.	1,322,224
36,000	Piolax, Inc.	546,643
198,500	Press Kogyo Co., Ltd.	663,255
105,800	Renesas Electronics Corp.*	1,214,247
159,600	Rengo Co., Ltd.	1,190,960
68,000	Rohto Pharmaceutical Co., Ltd.	1,877,907
10,200	Rorze Corp.	963,834
26,100	Ryosan Co., Ltd.	517,162
46,900	Sawai Group Holdings Co., Ltd.	1,775,244
132,300	SBI Holdings, Inc.	3,412,785
28,500	SCREEN Holdings Co., Ltd.	2,860,144
18,600	SEC Carbon Ltd.(1)	838,421
115,300	Secom Co., Ltd.	8,118,739
122,700	Seino Holdings Co., Ltd.	1,217,363
119,000	Sekisui House Ltd.	2,410,959
42,300	Sekisui Jushi Corp.	747,313
51,200	Senko Group Holdings Co., Ltd.	411,133
23,000	Shima Seiki Manufacturing Ltd.	347,921
310,900	Shimizu Corp.	2,070,105
30,800	Shinko Electric Industries Co., Ltd.	1,417,363
70,600	Shinnihon Corp.	461,589
96,400	Shionogi & Co., Ltd.	5,494,092
108,700	Shizuoka Bank Ltd.	854,107
48,800	Showa Denko KK	1,013,760
43,000	Sintokogio Ltd.	259,034
29,500	SK-Electronics Co., Ltd.	241,350
327,100	SKY Perfect JSAT Holdings, Inc.	1,231,104
15,900	Sumitomo Bakelite Co., Ltd.	766,224
345,500	Sumitomo Chemical Co., Ltd.	1,742,374
125,600	Sumitomo Corp.	1,941,199
382,200	Sumitomo Electric Industries Ltd.	5,067,396
115,500	Sumitomo Forestry Co., Ltd.	2,033,446
87,700	Sumitomo Heavy Industries Ltd.	2,303,217
146,000	Sumitomo Mitsui Financial Group, Inc.	5,259,059
140,800	Sumitomo Rubber Industries Ltd.	1,465,136
33,600	Sumitomo Seika Chemicals Co., Ltd.	900,958
32,900	Tachi-S Co., Ltd.	343,558
19,000	Taihei Dengyo Kaisha Ltd.	449,708
121,400	Taisei Corp.	3,979,620
63,600	TBS Holdings, Inc.	951,164
70,100	Teijin Ltd.	883,732

30

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	Japan - 16.3% - (continued)
107,100	Toagosei Co., Ltd.	$ 1,056,189
31,900	Toho Holdings Co., Ltd.	498,790
113,500	Tokai Carbon Co., Ltd.	1,177,185
41,700	Tokai Rika Co., Ltd.	543,245
37,900	Tokyo Seimitsu Co., Ltd.	1,607,581
61,200	Tokyo Steel Manufacturing Co., Ltd.	585,934
210,100	Toppan, Inc.	3,996,530
74,800	Topre Corp.	781,069
275,200	Toray Industries, Inc.	1,739,212
9,900	Torii Pharmaceutical Co., Ltd.	246,184
70,200	Tosoh Corp.	1,098,384
105,600	Toyo Construction Co., Ltd.	526,401
38,200	Toyo Ink SC Holdings Co., Ltd.	633,936
120,100	Toyo Seikan Group Holdings Ltd.	1,462,917
26,900	Toyo Tanso Co., Ltd.(1)	691,670
87,600	Toyo Tire Corp.	1,238,595
21,400	Toyoda Gosei Co., Ltd.	449,766
36,100	Toyota Boshoku Corp.	639,888
339,400	Toyota Motor Corp.	6,707,620
81,800	Toyota Tsusho Corp.	3,317,276
44,400	TPR Co., Ltd.	562,593
151,600	TS Tech Co., Ltd.	1,997,553
34,400	Tsubakimoto Chain Co.	963,371
46,400	Tsugami Corp.	538,580
20,200	Tv Tokyo Holdings Corp.	349,353
22,300	Ulvac, Inc.	1,134,659
15,800	Valor Holdings Co., Ltd.	303,710
92,000	Wakita & Co., Ltd.	811,759
253,400	Yamaha Motor Co., Ltd.	6,034,342
52,900	Yokogawa Bridge Holdings Corp.	988,178
104,500	Yokohama Rubber Co., Ltd.	1,523,463
18,500	Yuasa Trading Co., Ltd.	468,177
54,500	Yurtec Corp.	324,926
		442,079,166
	Luxembourg - 0.3%
44,886	Aperam S.A.	2,529,306
6,749	Befesa S.A.(2)	476,460
3,534	Brederode S.A.	478,530
66,373	RTL Group S.A.	3,757,077
		7,241,373
	Malaysia - 0.4%
9,062,400	Astro Malaysia Holdings Bhd	2,078,582
768,200	Lingkaran Trans Kota Holdings Bhd	686,434
525,984	Lynas Corp. Ltd.*	3,397,384
1,462,800	Public Bank Bhd	1,473,484
944,900	RHB Bank Bhd	1,257,662
960,400	Westports Holdings Bhd	881,122
		9,774,668
	Mexico - 0.7%
1,223,601	Bolsa Mexicana de Valores S.A.B. de C.V.	2,090,348
13,382	Coca-Cola Femsa SAB de CV	706,837
2,296,000	Concentradora Fibra Danhos S.A. de C.V. REIT(1)	2,476,537
658,100	Gentera S.A.B. de C.V.*	471,849
30,567	Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	4,199,600
1,043,300	Grupo Financiero Inbursa S.A.B. de C.V. Class O*	1,512,755
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	Mexico - 0.7% - (continued)
5,319,633	Kimberly-Clark de Mexico S.A.B. de C.V. Class A	$ 7,672,052
221,100	Orbia Advance Corp. S.A.B. de C.V.	517,915
2	Urbi Desarrollos Urbanos S.A.B. de C.V.*	0
		19,647,893
	Monaco - 0.0%
33,512	Costamare, Inc.	440,348
	Netherlands - 2.1%
512,235	ABN Amro Bank N.V.(2)	8,220,890
9,743	Accell Group N.V.*	634,082
1,337,485	Aegon N.V.	7,545,413
84,464	AMG Advanced Metallurgical Group N.V.	2,906,857
145,426	ASR Nederland N.V.	6,761,670
24,577	EXOR N.V.	2,060,804
568,194	ING Groep N.V.	8,403,079
152,234	NN Group N.V.	8,519,338
440,234	PostNL N.V.	1,885,839
100,891	Signify N.V.(2)	5,344,086
316,866	Stellantis N.V.	6,118,324
		58,400,382
	Norway - 1.6%
148,743	Aker BP ASA	5,153,828
912,926	Equinor ASA	25,167,378
85,586	Europris ASA(2)	639,254
186,850	Frontline Ltd.*	1,230,027
175,415	Nordic American Tankers Ltd.(1)	271,893
553,676	Norsk Hydro ASA	4,255,171
139,246	Yara International ASA	7,149,979
		43,867,530
	Poland - 0.1%
104,670	KGHM Polska Miedz S.A.	3,610,610
47,461	Powszechna Kasa Oszczednosci Bank Polski S.A.*	555,593
		4,166,203
	Russia - 0.8%
64,397	Globaltrans Investment plc GDR	453,383
49,867	Lukoil PJSC ADR	4,453,830
131,644	MMC Norilsk Nickel PJSC ADR	3,721,338
314,255	Mobile TeleSystems PJSC ADR	2,400,908
6,818	Novatek PJSC GDR	1,439,999
125,199	PhosAgro PJSC GDR	2,511,535
81,232	Polyus PJSC GDR	6,363,671
539,390	RusHydro PJSC ADR	490,845
		21,835,509
	Singapore - 1.2%
181,000	AEM Holdings Ltd.	608,514
74,100	BOC Aviation Ltd.(2)	622,972
237,600	DBS Group Holdings Ltd.	6,241,008
1,400,000	IGG, Inc.	875,986
1,434,700	Oversea-Chinese Banking Corp. Ltd.	13,354,564
448,600	Riverstone Holdings Ltd.	234,104
272,100	United Overseas Bank Ltd.	6,081,070
712,100	UOL Group Ltd.	3,861,699
		31,879,917
	South Africa - 1.9%
76,147	AECI Ltd.	564,439
62,024	Anglo American Platinum Ltd.	7,515,087

31

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	South Africa - 1.9% - (continued)
281,958	AngloGold Ashanti Ltd. ADR	$ 5,238,780
57,565	Aspen Pharmacare Holdings Ltd.	774,974
771,860	AVI Ltd.	3,840,035
615,218	Gold Fields Ltd. ADR	6,521,311
94,262	Hudaco Industries Ltd.	834,068
274,185	Impala Platinum Holdings Ltd.	4,227,071
92,152	Kumba Iron Ore Ltd.	3,287,732
163,695	MTN Group Ltd.*	2,058,616
226,987	MultiChoice Group Ltd.	1,861,645
1,919,746	Netcare Ltd.(1)	1,851,050
73,987	Oceana Group Ltd.	275,153
80,499	Royal Bafokeng Platinum Ltd.	854,379
184,094	Sappi Ltd.*	516,202
303,456	Truworths International Ltd.	1,126,163
1,125,728	Vodacom Group Ltd.	10,754,108
		52,100,813
	South Korea - 5.4%
6,959	AfreecaTV Co., Ltd.	912,924
30,450	Asia Paper Manufacturing Co., Ltd.	1,218,648
131,840	BH Co., Ltd.*	2,399,803
17,741	Bioneer Corp.*	555,884
4,478	CJ CheilJedang Corp.	1,298,865
36,255	Coway Co., Ltd.	2,088,719
19,133	Daesang Corp.	355,896
84,741	Daewoo Engineering & Construction Co., Ltd.*	405,886
32,455	DB HiTek Co., Ltd.	2,073,307
48,189	Dongkuk Steel Mill Co., Ltd.	601,086
15,137	Echo Marketing, Inc.	181,781
10,382	Eo Technics Co., Ltd.	936,844
28,576	Eugene Technology Co., Ltd.	1,161,990
31,308	Fila Holdings Corp.	773,473
24,999	GS Holdings Corp.	807,140
110,742	Hana Financial Group, Inc.	4,172,580
18,238	Handsome Co., Ltd.	515,154
70,539	Hankook Tire & Technology Co., Ltd.	1,991,821
10,274	Hansol Chemical Co., Ltd.	1,846,916
116,319	Hanwha Chemical Corp.*	3,174,529
31,319	Hanyang Eng Co., Ltd.	390,308
57,065	HMM Co., Ltd.*	1,062,438
1,217	Hyosung Advanced Materials Corp.*	441,537
1,390	Hyosung Chemical Corp.*	278,893
6,257	Hyosung Corp.	431,591
1,807	Hyosung TNC Corp.	641,899
27,797	Hyundai Department Store Co., Ltd.	1,674,048
35,233	Hyundai Greenfood Co., Ltd.	226,367
6,416	Hyundai Home Shopping Network Corp.	322,985
29,235	Hyundai Mobis Co., Ltd.	5,738,901
10,730	Hyundai Motor Co.	1,729,450
11,716	Hyundai Wia Corp.	671,024
11,123	Innocean Worldwide, Inc.	462,827
30,973	INTOPS Co., Ltd.	1,025,109
38,955	Kakao Games Corp.*	2,189,146
94,761	KB Financial Group, Inc.	4,696,324
118,418	Kia Corp.	8,256,779
7,236	KIWOOM Securities Co., Ltd.	545,083
15,866	Kolon Industries, Inc.*	825,019
59,066	KT Skylife Co., Ltd.	401,944
55,238	LG Corp.	3,415,999
84,654	LG Electronics, Inc.	9,197,021
10,965	LG Innotek Co., Ltd.	3,296,622
99,775	LG Uplus Corp.	1,087,212
12,606	Lotte Chemical Corp.	2,072,966
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	South Korea - 5.4% - (continued)
13,440	Lotte Corp.	$ 300,267
37,058	LOTTE Fine Chemical Co., Ltd.	2,130,497
88,082	NH Investment & Securities Co., Ltd.	844,565
10,364	Osstem Implant Co., Ltd.(3)(4)	613,415
33,266	Pearl Abyss Corp.*	2,653,902
20,680	Samsung Card Co., Ltd.	532,413
250,059	Samsung Electronics Co., Ltd.	15,553,439
10,202	Samsung Electronics Co., Ltd. GDR	15,907,469
32,897	Samsung Securities Co., Ltd.	1,110,776
20,741	SD Biosensor, Inc.*	1,040,921
634,176	Seohee Construction Co., Ltd.*	841,188
12,783	SFA Engineering Corp.	365,842
13,569	Shindaeyang Paper Co., Ltd.	1,005,440
29,771	Shinhan Financial Group Co., Ltd.	953,540
7,977	Silicon Works Co., Ltd.	914,614
126,392	SK Hynix, Inc.	13,082,552
21,215	SK Innovation Co., Ltd.*	3,893,546
69,126	SK Telecom Co., Ltd.	3,290,059
15,995	S-Oil Corp.	1,214,235
3,575	Soulbrain Co., Ltd.	740,634
16,337	Spigen Korea Co., Ltd.*	548,599
4,195	Tokai Carbon Korea Co., Ltd.*	455,754
16,888	Webzen, Inc.*	315,917
10,343	Youngone Holdings Co., Ltd.	422,972
		147,287,294
	Spain - 1.9%
68,192	Acerinox S.A.	868,986
119,821	Atresmedia Corp. de Medios de Comunicacion S.A.(1)	465,961
1,469,324	Banco Bilbao Vizcaya Argentaria S.A.	9,381,090
514,588	CaixaBank S.A.	1,655,625
53,723	CIE Automotive S.A.	1,560,498
305,678	Mediaset Espana Comunicacion S.A.*	1,431,332
874,960	Prosegur Cash S.A.(2)	641,842
873,755	Red Electrica Corp. S.A.(1)	17,613,345
1,334,951	Repsol S.A.	16,964,027
233,781	Sacyr S.A.	584,410
		51,167,116
	Sweden - 2.0%
17,394	Bure Equity AB	600,167
744,614	Essity AB Class B	20,990,951
37,169	Granges AB	460,976
42,700	Intrum AB	1,285,507
258,930	Lundin Energy AB	10,530,134
85,627	Nobia AB	467,886
720,234	Skandinaviska Enskilda Banken AB Class A	9,310,350
61,717	SKF AB Class B	1,352,968
625,232	Telefonaktiebolaget LM Ericsson Class B	7,806,705
111,733	Tethys Oil AB	817,961
		53,623,605
	Switzerland - 4.8%
5,187	Baloise Holding AG	908,640
943,008	Credit Suisse Group AG	8,963,678
203,487	Ferrexpo plc	668,289
213,989	Julius Baer Group Ltd.	13,984,112
345,461	Novartis AG	30,016,930
87,909	Roche Holding AG	34,020,708
49,837	Swisscom AG	28,485,580

32

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	Switzerland - 4.8% - (continued)
4,684	Swissquote Group Holding S.A.	$ 796,824
659,212	UBS Group AG	12,228,083
		130,072,844
	Taiwan - 7.1%
1,150,000	ASE Technology Holding Co., Ltd.	4,188,405
240,000	Asia Vital Components Co., Ltd.	821,281
169,000	Asustek Computer, Inc.	2,209,419
6,706,000	AU Optronics Corp.	4,985,424
252,000	Catcher Technology Co., Ltd.	1,419,975
2,580,000	Cathay Financial Holding Co., Ltd.	5,984,430
143,000	Century Iron & Steel Industrial Co., Ltd.	556,325
279,000	Cheng Uei Precision Industry Co., Ltd.	383,724
281,000	Chia Chang Co., Ltd.	488,664
954,000	Chicony Electronics Co., Ltd.	3,061,060
164,000	Chicony Power Technology Co., Ltd.	469,231
250,400	China Motor Corp.	555,701
619,000	Chipbond Technology Corp.	1,543,848
443,000	ChipMOS Technologies, Inc.	753,875
12,947	ChipMOS Technologies, Inc. ADR	429,970
561,000	Compeq Manufacturing Co., Ltd.	868,666
765,000	Delta Electronics, Inc.	7,547,064
813,000	E Ink Holdings, Inc.	4,431,254
421,000	Elan Microelectronics Corp.	2,499,432
271,000	Elite Material Co., Ltd.	2,642,385
208,000	Elite Semiconductor Microelectronics Technology, Inc.	1,104,298
1,382,000	Evergreen Marine Corp. Taiwan Ltd.	5,863,451
107,000	FocalTech Systems Co., Ltd.	583,889
320,000	Foxconn Technology Co., Ltd.	704,913
271,000	Fusheng Precision Co., Ltd.	1,927,022
135,000	General Interface Solution Holding Ltd.	471,469
356,000	Gigabyte Technology Co., Ltd.	1,836,977
217,000	Globalwafers Co., Ltd.	6,192,970
186,000	Gold Circuit Electronics Ltd.	517,945
1,238,829	Hannstar Board Corp.	1,887,818
62,285	Himax Technologies, Inc. ADR(1)	677,038
5,775,000	Innolux Corp.	3,627,345
54,000	International Games System Co., Ltd.	1,395,322
899,000	King Yuan Electronics Co., Ltd.	1,490,226
91,000	Kinsus Interconnect Technology Corp.	688,148
65,000	Lotes Co., Ltd.	1,708,340
1,244,000	Macronix International Co., Ltd.	1,897,235
227,000	MediaTek, Inc.	9,016,256
311,000	Micro-Star International Co., Ltd.	1,739,543
167,000	Nan Ya Plastics Corp.	527,343
260,000	Nan Ya Printed Circuit Board Corp.	4,565,683
33,000	Nien Made Enterprise Co., Ltd.	465,464
511,000	Novatek Microelectronics Corp.	8,986,572
757,000	Pegatron Corp.	1,902,864
696,000	Powertech Technology, Inc.	2,480,676
318,000	Radiant Opto-Electronics Corp.	1,177,269
504,000	Realtek Semiconductor Corp.	9,777,671
14,008	Silicon Motion Technology Corp. ADR	1,106,632
191,000	Simplo Technology Co., Ltd.	2,184,290
628,000	Sino-American Silicon Products, Inc.	4,915,570
85,000	Swancor Holding Co., Ltd.	272,602
666,000	Synnex Technology International Corp.	1,640,147
1,438,000	Taiwan Semiconductor Manufacturing Co., Ltd.	33,249,417
238,000	Taiwan Surface Mounting Technology Corp.	1,142,752
164,000	Taiwan Union Technology Corp.	553,462
296,000	Topco Scientific Co., Ltd.	1,783,935
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	Taiwan - 7.1% - (continued)
310,000	Tripod Technology Corp.	$ 1,447,241
308,870	Tung Ho Steel Enterprise Corp.	762,580
311,000	TXC Corp.	1,065,481
985,000	Unimicron Technology Corp.	7,384,292
762,000	United Microelectronics Corp.	1,592,046
524,000	USI Corp.	529,586
968,000	Vanguard International Semiconductor Corp.	4,669,542
469,000	Wan Hai Lines Ltd.	2,570,961
1,657,000	Winbond Electronics Corp.	1,849,392
215,000	WT Microelectronics Co., Ltd.	669,281
245,000	Yageo Corp.	4,175,475
149,000	Yang Ming Marine Transport Corp.*	551,883
152,000	Zhen Ding Technology Holding Ltd.	523,964
		193,694,411
	Thailand - 0.5%
1,184,000	Bangkok Bank PCL NVDR	4,843,913
877,600	Kasikornbank PCL NVDR	3,973,318
3,865,800	Krung Thai Bank PCL NVDR	1,638,488
832,000	Siam Commercial Bank PCL NVDR	3,162,690
617,500	Sri Trang Agro-Industry PCL NVDR	558,168
		14,176,577
	Turkey - 0.5%
129,629	Anadolu Efes Biracilik Ve Malt Sanayii AS	282,609
181,398	Arcelik AS	700,657
556,944	BIM Birlesik Magazalar A.S.	2,941,462
77,490	Coca-Cola Icecek AS	666,508
485,359	Eregli Demir ve Celik Fabrikalari T.A.S.	994,020
84,234	Ford Otomotiv Sanayi AS	1,568,291
391,991	KOC Holding AS	955,239
91,308	Tofas Turk Otomobil Fabrikasi AS	545,987
1,279,577	Turk Telekomunikasyon AS	920,279
26,155	Turk Traktor ve Ziraat Makineleri AS	434,560
1,703,961	Turkcell Iletisim Hizmetleri AS	2,403,091
541,802	Vestel Beyaz Esya Sanayi ve Ticaret AS	290,420
		12,703,123
	United Kingdom - 14.8%
82,327	A.G. Barr plc	548,072
594,188	Airtel Africa plc(2)	1,218,663
219,912	Alphawave IP Group plc*(1)	477,652
35,282	Ashtead Group plc	2,523,650
296,992	AstraZeneca plc	34,548,466
984,553	Aviva plc	5,812,799
3,216,599	Barclays plc	8,629,548
608,518	Barratt Developments plc	5,061,066
89,745	Bellway plc	3,453,308
3,724,058	BP plc	19,305,225
639,762	Britvic plc	7,851,636
3,644,632	BT Group plc	9,653,430
222,083	Bunzl plc	8,318,555
165,936	Central Asia Metals plc	495,431
4,313,209	Centrica plc*	4,241,023
106,055	CNH Industrial N.V.	1,616,500
269,961	Crest Nicholson Holdings plc	1,165,456
48,319	Draper Esprit plc*	502,134
625,395	Drax Group plc	5,095,133
288,146	DS Smith plc	1,471,547
67,855	Endeavour Mining plc	1,511,744
1,498,711	GlaxoSmithKline plc	33,445,213
625,702	Gulf Keystone Petroleum Ltd.	1,872,360
433,636	Harbour Energy plc*	2,115,972
3,212,848	HSBC Holdings plc	22,831,228

33

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	United Kingdom - 14.8% - (continued)
115,910	Hunting plc	$ 336,717
584,648	IG Group Holdings plc	6,436,284
4,793,117	ITV plc*	7,331,783
198,281	Johnson Matthey plc	5,236,340
422,493	Jupiter Fund Management plc	1,310,726
3,645,374	Legal & General Group plc	14,253,258
41,813	Liontrust Asset Management plc	912,120
14,109,316	Lloyds Banking Group plc	9,791,454
1,055,208	M&G plc	3,088,295
1,400,444	Man Group plc	3,658,414
2,740,870	Natwest Group plc	9,008,639
110,957	Norcros plc	458,937
57,934	Polar Capital Holdings plc	492,840
79,437	Rathbone Brothers plc	2,005,757
210,978	Reach plc	740,572
282,485	Reckitt Benckiser Group plc	22,887,529
297,805	Redrow plc	2,508,899
213,510	Rio Tinto plc	15,049,320
821,567	Royal Mail plc	4,909,403
52,455	Severn Trent plc	2,036,527
1,560,110	Shell plc	39,986,140
1,615,337	Standard Chartered plc	11,764,094
217,382	Subsea 7 S.A.	1,634,337
309,892	Synthomer plc	1,529,930
2,529,290	Taylor Wimpey plc	5,188,982
242,439	TI Fluid Systems plc(2)	780,593
542,833	TP ICAP Group plc	1,029,052
680,150	Unilever plc	34,879,349
218,303	United Utilities Group plc	3,149,211
105,777	Vistry Group plc	1,466,567
244,524	WPP plc	3,834,263
		401,462,143
	United States - 0.3%
592,300	Argonaut Gold, Inc.*	1,062,380
148,745	Bausch Health Cos., Inc.*	3,656,753
120,000	Bizlink Holding, Inc.	1,307,248
100,205	Sims Ltd.	1,020,211
		7,046,592
	Total Common Stocks (cost $2,355,959,331)	$ 2,578,149,829
PREFERRED STOCKS - 1.1%
	Brazil - 0.0%
56,600	Unipar Carbocloro S.A.	$ 1,000,874
	Germany - 1.1%
362,549	Henkel AG & Co. KGaA	29,652,327
	Total Preferred Stocks (cost $34,915,914)	$ 30,653,201
Shares or Principal Amount			Market Value†
RIGHTS - 0.0%
	China - 0.0%
110,250	Citic Securities Co., Ltd.*		$ 43,551
	Total Rights (cost $—)		$ 43,551
WARRANTS - 0.0%
	Malaysia - 0.0%
254,080	VS Industry Bhd*		$ 19,425
	Total Warrants (cost $—)		$ 19,425
	Total Long-Term Investments (cost $2,390,875,245)		$ 2,608,866,006
SHORT-TERM INVESTMENTS - 5.2%
	Other Investment Pools & Funds - 3.6%
$ 99,106,530	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(5)		$ 99,106,530
	Securities Lending Collateral - 1.6%
1,470,299	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(5)		1,470,299
39,596,801	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(5)		39,596,801
2,242,996	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(5)		2,242,996
			43,310,096
	Total Short-Term Investments (cost $142,416,626)		$ 142,416,626
	Total Investments (cost $2,533,291,871)	101.2%	$ 2,751,282,632
	Other Assets and Liabilities	(1.2)%	(33,206,336)
	Total Net Assets	100.0%	$ 2,718,076,296
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

34

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $59,107,520, representing 2.2% of net assets.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2022, the aggregate fair value of these securities are $1,696,658, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	716	03/18/2022	$ 80,023,740	$ (1,886,739)
Total futures contracts				$ (1,886,739)

Foreign Currency Contracts Outstanding at January 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
4,526,100	GBP	6,145,636	USD	JPM	02/09/2022	$ (58,828)
57,881,900	ZAR	3,582,553	USD	MSC	02/09/2022	178,873
133,878,670	USD	101,290,100	GBP	JPM	02/09/2022	(2,338,708)
1,017,040	USD	7,926,453	HKD	SSG	02/07/2022	448
26,987,985	USD	430,148,000	ZAR	UBS	02/09/2022	(964,964)
Total foreign currency contracts						$ (3,183,179)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
35

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 54,030,546	$ 4,426,689	$ 49,603,857	$ —
Austria	16,316,886	—	16,316,886	—
Belgium	13,360,244	—	13,360,244	—
Bermuda	886,633	886,633	—	—
Brazil	16,146,494	16,146,494	—	—
Canada	218,380,484	218,380,484	—	—
Chile	4,595,188	3,646,371	948,817	—
China	129,774,498	6,103,795	123,670,703	—
Cyprus	5,835,056	—	5,835,056	—
Denmark	43,242,836	—	43,242,836	—
Finland	10,394,863	—	10,394,863	—
France	140,382,143	—	140,382,143	—
Georgia	1,300,090	1,300,090	—	—
Germany	75,792,325	14,812,819	60,979,506	—
Hong Kong	61,419,776	1,839,188	58,497,345	1,083,243
Hungary	4,267,927	4,267,927	—	—
Indonesia	10,994,986	—	10,994,986	—
Ireland	12,109,564	753,704	11,355,860	—
Isle of Man	758,635	758,635	—	—
Israel	17,106,282	10,957,778	6,148,504	—
Italy	38,386,866	429,616	37,957,250	—
Japan	442,079,166	—	442,079,166	—
Luxembourg	7,241,373	—	7,241,373	—
Malaysia	9,774,668	3,646,138	6,128,530	—
Mexico	19,647,893	19,647,893	—	—
Monaco	440,348	440,348	—	—
Netherlands	58,400,382	—	58,400,382	—
Norway	43,867,530	271,893	43,595,637	—
Poland	4,166,203	—	4,166,203	—
Russia	21,835,509	4,430,448	17,405,061	—
Singapore	31,879,917	234,104	31,645,813	—
South Africa	52,100,813	28,794,425	23,306,388	—
South Korea	147,287,294	1,040,921	145,632,958	613,415
Spain	51,167,116	—	51,167,116	—
Sweden	53,623,605	—	53,623,605	—
Switzerland	130,072,844	—	130,072,844	—
Taiwan	193,694,411	2,213,640	191,480,771	—
Thailand	14,176,577	—	14,176,577	—
Turkey	12,703,123	9,198,964	3,504,159	—
United Kingdom	401,462,143	7,406,427	394,055,716	—
United States	7,046,592	4,719,133	2,327,459	—
Preferred Stocks	30,653,201	1,000,874	29,652,327	—
Rights	43,551	—	43,551	—
Warrants	19,425	19,425	—	—
Short-Term Investments	142,416,626	142,416,626	—	—
Foreign Currency Contracts(2)	179,321	—	179,321	—
Total	$ 2,751,461,953	$ 510,191,482	$ 2,239,573,813	$ 1,696,658
Liabilities
Foreign Currency Contracts(2)	$ (3,362,500)	$ —	$ (3,362,500)	$ —
Futures Contracts(2)	(1,886,739)	(1,886,739)	—	—
Total	$ (5,249,239)	$ (1,886,739)	$ (3,362,500)	$ —

(1)	For the period ended January 31, 2022, investments valued at $1,098,598 were transferred into Level 3 due to the unavailability of significant observable inputs, and investments valued at $6,027,338 were transferred out of Level 3 due to the availability of significant observable inputs.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2022 is not presented.
36

Hartford Schroders International Stock Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7%
	Argentina - 1.9%
66,878	MercadoLibre, Inc.*	$ 75,709,909
	Austria - 1.6%
1,338,293	Erste Group Bank AG	62,552,592
	Brazil - 2.9%
25,145,180	B3 S.A. - Brasil Bolsa Balcao	69,230,811
10,245,124	Raia Drogasil S.A.	44,684,106
		113,914,917
	Canada - 3.8%
697,917	Canadian National Railway Co.	85,063,352
194,701	Lululemon Athletica, Inc.*	64,983,406
		150,046,758
	China - 2.8%
80,509	JD.com, Inc. Class A*	3,051,403
1,690,700	Tencent Holdings Ltd.	105,943,107
		108,994,510
	Denmark - 1.5%
2,142,153	Vestas Wind Systems A/S	57,967,500
	France - 3.6%
569,462	Legrand S.A.	57,955,873
482,354	Schneider Electric SE	81,708,507
		139,664,380
	Germany - 12.2%
647,827	Bayerische Motoren Werke AG	68,567,888
605,172	Daimler AG	48,288,929
1,824,582	Infineon Technologies AG	75,770,773
497,001	Knorr-Bremse AG	50,390,752
687,357	SAP SE	86,236,636
504,436	Siemens AG	80,089,860
817,215	Zalando SE*(1)	64,860,639
		474,205,477
	Hong Kong - 3.7%
9,088,800	AIA Group Ltd.	94,885,347
888,111	Hong Kong Exchanges & Clearing Ltd.	50,689,551
		145,574,898
	India - 2.2%
4,171,867	HDFC Bank Ltd.	83,900,789
	Italy - 3.6%
3,098,084	FinecoBank Banca Fineco S.p.A.	52,085,808
29,981,706	Intesa Sanpaolo S.p.A.	89,100,788
		141,186,596
	Japan - 9.9%
2,374,600	Bridgestone Corp.	103,986,633
1,966,600	Kubota Corp.	42,174,773
1,447,800	Recruit Holdings Co., Ltd.	71,562,694
134,200	SMC Corp.	74,851,592
824,400	Sony Group Corp.	92,224,363
		384,800,055
	Netherlands - 3.0%
172,010	ASML Holding N.V.	116,501,423
	Norway - 1.7%
2,371,306	Equinor ASA	65,371,732
	Spain - 1.6%
5,339,553	Iberdrola S.A.	61,218,296
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.7% - (continued)
	Sweden - 1.6%
5,817,537	Svenska Handelsbanken AB Class A		$ 62,000,726
	Switzerland - 12.8%
740,800	Alcon, Inc.		57,122,060
5,765	Chocoladefabriken Lindt & Spruengli AG		66,904,860
442,791	Cie Financiere Richemont S.A.		64,352,497
81,819	Lonza Group AG		56,409,444
847,839	Nestle S.A.		109,488,475
238,960	Roche Holding AG		92,477,317
147,820	Sika AG		51,718,386
			498,473,039
	Taiwan - 3.9%
6,613,000	Taiwan Semiconductor Manufacturing Co., Ltd.		152,905,697
	United Kingdom - 22.4%
815,730	AstraZeneca plc		94,892,186
29,462,339	Barclays plc		79,042,081
1,555,967	Bunzl plc		58,281,803
2,342,692	Burberry Group plc		59,431,612
1,423,375	Diageo plc		71,825,434
4,046,228	GlaxoSmithKline plc		90,295,565
11,800,228	HSBC Holdings plc		83,986,216
3,911,867	National Grid plc		57,242,023
983,654	Reckitt Benckiser Group plc		79,697,716
1,967,613	RELX plc		60,524,533
4,371,285	Shell plc		111,548,319
16,210,902	Vodafone Group plc		28,464,146
			875,231,634
	United States - 2.0%
32,425	Booking Holdings, Inc.*		79,640,015
	Total Common Stocks (cost $3,505,043,396)		$ 3,849,860,943
SHORT-TERM INVESTMENTS - 2.9%
	Other Investment Pools & Funds - 2.9%
$ 111,628,155	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(2)		$ 111,628,155
	Total Short-Term Investments (cost $111,628,155)		$ 111,628,155
	Total Investments (cost $3,616,671,551)	101.6%	$ 3,961,489,098
	Other Assets and Liabilities	(1.6)%	(62,116,642)
	Total Net Assets	100.0%	$ 3,899,372,456
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

37

Hartford Schroders International Stock Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2022, the aggregate value of this security was $64,860,639, representing 1.7% of net assets.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$ 75,709,909	$ 75,709,909	$ —	$ —
Austria	62,552,592	—	62,552,592	—
Brazil	113,914,917	113,914,917	—	—
Canada	150,046,758	150,046,758	—	—
China	108,994,510	—	108,994,510	—
Denmark	57,967,500	—	57,967,500	—
France	139,664,380	—	139,664,380	—
Germany	474,205,477	—	474,205,477	—
Hong Kong	145,574,898	—	145,574,898	—
India	83,900,789	—	83,900,789	—
Italy	141,186,596	—	141,186,596	—
Japan	384,800,055	—	384,800,055	—
Netherlands	116,501,423	—	116,501,423	—
Norway	65,371,732	—	65,371,732	—
Spain	61,218,296	—	61,218,296	—
Sweden	62,000,726	—	62,000,726	—
Switzerland	498,473,039	—	498,473,039	—
Taiwan	152,905,697	—	152,905,697	—
United Kingdom	875,231,634	—	875,231,634	—
United States	79,640,015	79,640,015	—	—
Short-Term Investments	111,628,155	111,628,155	—	—
Total	$ 3,961,489,098	$ 530,939,754	$ 3,430,549,344	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
38

Hartford Schroders Securitized Income Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 79.5%
	Asset-Backed - Automobile - 2.0%
$ 1,000,000	JP Morgan Chase & Co. 3.69%, 02/26/2029(1)	$ 974,421
1,425,454	Santander Bank Auto Credit-Linked Notes 3.27%, 12/15/2031(1)	1,418,970
		2,393,391
	Asset-Backed - Finance & Insurance - 25.5%
1,573,000	Ares LXI CLO Ltd. 1.28%, 10/20/2034, 3 mo. USD LIBOR + 1.150%(1)(2)	1,575,248
1,038,000	Atlas Senior Loan Fund IX Ltd. 2.80%, 04/20/2028, 3 mo. USD LIBOR + 2.550%(1)(2)	1,028,745
2,097,000	Atrium XII 3.06%, 04/22/2027, 3 mo. USD LIBOR + 2.800%(1)(2)	2,034,491
793,000	Avery Point VII CLO Ltd. 3.84%, 01/15/2028, 3 mo. USD LIBOR + 3.600%(1)(2)	794,045
EUR 1,215,000	Avoca CLO XXI 0.89%, 04/15/2033, 3 mo. Euribor + 0.890%(2)(3)	1,366,274
570,000	Avoca CLO XXIII 0.84%, 04/15/2034, 3 mo. Euribor + 0.840%(1)(2)	639,907
$ 702,000	Barings CLO Ltd. 2016-II 1.16%, 01/20/2032, 3 mo. USD LIBOR + 1.070%(1)(2)	701,824
	Bellemeade Re Ltd.
859,000	2.81%, 03/25/2029, 1 mo. USD LIBOR + 2.700%(1)(2)	858,999
1,857,000	3.01%, 04/25/2028, 1 mo. USD LIBOR + 2.900%(1)(2)	1,865,000
940,000	3.21%, 04/25/2029, 1 mo. USD LIBOR + 3.100%(1)(2)	950,985
879,208	3.46%, 10/25/2027, 1 mo. USD LIBOR + 3.350%(1)(2)	885,339
EUR 805,000	Cairn CLO B.V. 0.86%, 10/30/2030, 3 mo. Euribor + 0.860%	903,334
$ 516,389	Carlyle Global Market Strategies CLO Ltd. 1.24%, 01/15/2031, 3 mo. USD LIBOR + 1.000%(1)(2)	516,399
673,000	Carlyle US CLO 2016-4 Ltd. 3.05%, 10/20/2027, 3 mo. USD LIBOR + 2.800%(1)(2)	659,028
1,902,000	CIFC Funding Ltd. 2.72%, 01/18/2047	1,911,706
414,748	Countrywide Asset-Backed Certificates Trust 5.71%, 05/25/2036(4)	414,123
	CVC Cordatus Loan Fund DAC
EUR 1,102,000	0.81%, 06/22/2034, 3 mo. Euribor + 0.810%(1)(2)	1,236,434
1,840,000	1.40%, 06/22/2034, 3 mo. Euribor + 1.400%(1)(2)	2,039,300
$ 1,267,000	Dryden 64 CLO Ltd. 1.21%, 04/18/2031, 3 mo. USD LIBOR + 0.970%(1)(2)	1,267,375
	Madison Park Funding Ltd.
774,000	3.10%, 04/19/2030, 3 mo. USD LIBOR + 2.850%(1)(2)	763,901
1,000,000	3.50%, 01/20/2029, 3 mo. USD LIBOR + 3.250	1,001,017
1,036,000	Magnetite Ltd. 2.29%, 01/15/2028, 3 mo. USD LIBOR + 2.050%(1)(2)	1,027,210
1,500,000	Neuberger Berman CLO Ltd. 3.14%, 10/17/2027, 3 mo. USD LIBOR + 2.900%(1)(2)	1,489,641
1,216,900	TAL Advantage VII LLC 2.05%, 09/20/2045(1)	1,194,728
	Towd Point Mortgage Trust
237,710	4.40%, 11/25/2058(1)(4)	237,569
398,326	4.50%, 11/25/2058(1)(4)	397,896
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 79.5% - (continued)
	Asset-Backed - Finance & Insurance - 25.5% - (continued)
$ 1,000,000	5.00%, 11/25/2058(1)(4)	$ 1,000,666
356,143	Treman Park CLO Ltd. 1.32%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(1)(2)	355,974
974,000	Tricon American Homes 4.88%, 07/17/2038(1)	988,212
780,000	Venture CLO Ltd. 1.87%, 10/20/2034, 3 mo. USD LIBOR + 1.750%(1)(2)	781,300
		30,886,670
	Asset-Backed - Home Equity - 6.7%
1,016,265	CWHEQ Revolving Home Equity Loan Resecuritization Trust 0.29%, 11/15/2035, 1 mo. USD LIBOR + 0.190%(1)(2)	984,864
	CWHEQ Revolving Home Equity Loan Trust
511,718	0.24%, 01/15/2037, 1 mo. USD LIBOR + 0.140%(2)	487,075
542,067	0.25%, 07/15/2036, 1 mo. USD LIBOR + 0.140%(2)	512,554
102,919	Home Equity Loan Trust 0.24%, 05/25/2036, 1 mo. USD LIBOR + 0.130%(2)	101,864
	Home Re Ltd.
1,199,000	2.85%, 01/25/2034, 1 mo. USD SOFR + 2.800%(1)(2)	1,191,789
899,000	3.11%, 10/25/2028, 1 mo. USD LIBOR + 3.000%(1)(2)	902,521
1,933,000	3.36%, 05/25/2029, 1 mo. USD LIBOR + 3.250%(1)(2)	1,941,448
1,134,000	4.11%, 10/25/2028, 1 mo. USD LIBOR + 4.000%(1)(2)	1,135,400
500,000	4.26%, 10/25/2030, 1 mo. USD LIBOR + 4.150%(1)(2)	504,935
362,602	Option One Mortgage Loan Trust 5.86%, 01/25/2037(5)	360,478
		8,122,928
	Commercial Mortgage-Backed Securities - 10.5%
	BDS Ltd.
500,000	1.45%, 01/18/2036, 1 mo. USD LIBOR + 1.350%(1)(2)	496,324
1,093,000	1.65%, 01/18/2036, 1 mo. USD LIBOR + 1.550%(1)(2)	1,085,013
627,196	BX Commercial Mortgage Trust 2.06%, 03/15/2037, 1 mo. USD LIBOR + 1.951%(1)(2)	623,288
1,015,000	BX Trust 1.88%, 05/15/2030, 1 mo. USD LIBOR + 1.770%(1)(2)	1,003,591
1,000,000	CAMB Commercial Mortgage Trust 2.66%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(2)	996,180
	Citigroup Commercial Mortgage Trust
500,000	2.91%, 12/15/2036, 1 mo. USD LIBOR + 2.800%(1)(2)	494,403
1,000,000	3.52%, 05/10/2035(1)(4)	995,652
585,900	Commercial Mortgage Trust 2.31%, 10/15/2034, 1 mo. USD LIBOR + 2.200%(1)(2)	575,875
668,000	Core Mortgage Trust 2.01%, 12/15/2031, 1 mo. USD LIBOR + 1.900%(1)(2)	652,033
	Credit Suisse Mortgage Capital Certificates
1,708,000	2.26%, 05/15/2036, 1 mo. USD LIBOR + 2.150%(1)(2)	1,706,386
539,000	2.76%, 05/15/2036, 1 mo. USD LIBOR + 2.650%(1)(2)	533,596

39

Hartford Schroders Securitized Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 79.5% - (continued)
	Commercial Mortgage-Backed Securities - 10.5% - (continued)
$ 789,969	HPLY Trust 2.46%, 11/15/2036, 1 mo. USD LIBOR + 2.350%(1)(2)	$ 779,034
250,000	Morgan Stanley Capital Trust 2.66%, 07/15/2035, 1 mo. USD LIBOR + 2.550%(1)(2)	246,555
1,413,000	MSSG Trust 3.74%, 09/13/2039(1)(4)	1,400,518
443,882	Preston Ridge Partners Mortgage Trust LLC 2.12%, 01/25/2026(1)(4)	438,935
GBP 501,318	Taurus DAC 1.70%, 05/17/2031, SONIA + 1.650%(1)(2)	673,187
		12,700,570
	Other Asset-Backed Securities - 10.5%
$ 586,000	AGL CLO Ltd. 1.85%, 07/20/2034, 3 mo. USD LIBOR + 1.600%(1)(2)	585,593
	Arbor Realty Commercial Real Estate Notes Ltd.
2,215,000	1.00%, 01/15/2037, SOFR30A + 1.450%	2,215,008
500,000	1.20%, 05/15/2036, 1 mo. USD LIBOR + 1.100%(1)(2)	498,794
500,000	2.05%, 05/15/2036, 1 mo. USD LIBOR + 1.950%(1)(2)	493,746
565,000	BDS Ltd. 1.17%, 06/16/2036, 1 mo. USD LIBOR + 1.070%(1)(2)	564,801
1,750,000	CBAM Ltd. 1.51%, 01/15/2031, 3 mo. USD LIBOR + 1.270%(1)(2)	1,759,278
850,000	Dryden CLO Ltd. 1.36%, 01/15/2031, 3 mo. USD LIBOR + 1.120%(1)(2)	848,931
1,119,000	FirstKey Homes Trust 3.64%, 08/17/2037(1)	1,123,748
1,679,000	HGI CRE CLO Ltd. 1.16%, 06/16/2036, 1 mo. USD LIBOR + 1.050%(1)(2)	1,664,287
659,863	JP Morgan Mortgage Acquisition Trust 4.68%, 11/25/2036(5)	681,011
1,000,000	LCM XXIII Ltd. 1.32%, 10/20/2029, 3 mo. USD LIBOR + 1.070%(1)(2)	1,000,087
1,252,000	OCP CLO Ltd. 1.29%, 01/26/2034, 3 mo. SOFR + 1.240%(1)(2)(4)	1,251,678
		12,686,962
	Whole Loan Collateral CMO - 24.3%
GBP 2,950,175	Alba plc 0.27%, 12/15/2038, 3 mo. GBP LIBOR + 0.170%(2)(3)	3,875,603
$ 1,174,000	Bank of America Funding Trust 2.20%, 06/26/2035(1)(4)	1,188,040
GBP 0	Banna Rmbs DAC 1.26%, 12/30/2063, SONIO + 1.200%(2)(3)	0
	Bellemeade Re Ltd.
$ 1,508,000	2.96%, 10/25/2029, 1 mo. USD LIBOR + 2.850%(1)(2)	1,504,242
2,485,000	3.20%, 09/25/2031, SOFR30A + 3.150%(1)(2)	2,435,712
	Eagle RE Ltd.
510,729	1.91%, 04/25/2029, 1 mo. USD LIBOR + 1.800%(1)(2)	510,728
617,000	2.10%, 04/25/2034, SOFR30A + 2.050%(1)(2)	619,293
1,450,000	4.11%, 11/25/2028, 1 mo. USD LIBOR + 4.000%(1)(2)	1,471,692
187,304	4.61%, 10/25/2030, 1 mo. USD LIBOR + 4.500%(1)(2)	187,303
GBP 152,816	EMF plc 1.07%, 03/13/2046, 3 mo. GBP LIBOR + 0.980%(2)(3)	205,484
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 79.5% - (continued)
	Whole Loan Collateral CMO - 24.3% - (continued)
GBP 450,411	Landmark Mortgage Securities plc 0.42%, 06/17/2039, 3 mo. GBP LIBOR + 0.200%(2)(3)	$ 583,309
	Newgate Funding plc
447,130	0.26%, 12/15/2050, 3 mo. GBP LIBOR + 0.160%(2)(3)	582,681
597,917	0.27%, 12/01/2050, 3 mo. GBP LIBOR + 0.160%(2)(3)	779,380
	Oaktown Re Ltd.
$ 34,429	1.51%, 07/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	34,429
976,000	2.96%, 07/25/2028, 1 mo. USD LIBOR + 2.850%(1)(2)	981,757
1,190,000	3.05%, 10/25/2033, 1 mo. USD SOFR + 3.000%(1)(2)	1,182,722
430,885	4.11%, 04/25/2027, 1 mo. USD LIBOR + 4.000%(1)(2)	431,708
500,000	5.36%, 10/25/2030, 1 mo. USD LIBOR + 5.250%(1)(2)	509,616
726,088	7.11%, 07/25/2030, 1 mo. USD LIBOR + 7.000%(1)(2)	728,570
1,200,000	Oaktown Re VI Ltd. 2.10%, 10/25/2033, SOFR30A + 2.050%(1)(2)	1,208,044
	Preston Ridge Partners Mortgage Trust LLC
1,801,912	1.79%, 06/25/2026(1)(5)	1,796,235
838,641	2.12%, 03/25/2026(1)(4)	827,006
1,601,726	2.36%, 10/25/2026(1)(4)	1,586,479
688,843	PRPM LLC 2.49%, 10/25/2026(1)(5)	682,594
	Radnor RE Ltd.
746,440	2.06%, 02/25/2029, 1 mo. USD LIBOR + 1.950%(1)(2)	750,089
1,520,000	2.11%, 01/25/2030, 1 mo. USD LIBOR + 2.000%(1)(2)	1,489,945
702,000	3.20%, 12/27/2033, SOFR30A + 3.150%(1)(2)	697,724
0	4.70%, 10/25/2030, 1 mo. USD LIBOR + 4.600%(1)(2)	0
GBP 1,042,569	Resloc plc 0.26%, 12/15/2043, 3 mo. GBP LIBOR + 0.160%(2)(3)	1,356,390
873,614	RMAC Securities plc 0.26%, 06/12/2044, 3 mo. GBP LIBOR + 0.170%(2)(3)	1,134,770
		29,341,545
	Total Asset & Commercial Mortgage-Backed Securities (cost $96,715,794)	$ 96,132,066
CORPORATE BONDS - 3.9%
	Diversified Financial Services - 2.8%
	OneMain Finance Corp.
$ 2,050,000	3.50%, 01/15/2027	$ 1,952,625
643,000	8.88%, 06/01/2025	682,487
764,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. 3.88%, 03/01/2031(1)	715,325
		3,350,437

40

Hartford Schroders Securitized Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 3.9% - (continued)
	Insurance - 1.1%
$ 451,000	MGIC Investment Corp. 5.25%, 08/15/2028		$ 466,294
841,000	NMI Holdings, Inc. 7.38%, 06/01/2025(1)		932,980
			1,399,274
	Total Corporate Bonds (cost $4,811,061)		$ 4,749,711
U.S. GOVERNMENT AGENCIES - 5.1%
	Mortgage-Backed Agencies - 2.0%
	FHLMC - 2.0%
2,364,764	2.50%, 11/01/2051		$ 2,382,199
	U.S. Government Agencies - 3.1%
	FHLMC - 0.3%
408,551	2.00%, 09/25/2050(6)		40,934
1,140,748	3.00%, 10/25/2050(6)		169,549
384,353	3.50%, 12/25/2050(6)		56,875
288,716	4.00%, 12/15/2047(6)		47,805
473,474	4.00%, 12/25/2050(6)		77,467
			392,630
	FNMA - 2.2%
964,624	2.50%, 11/25/2050(6)		133,850
575,054	2.50%, 02/25/2051(6)		58,934
2,458,672	2.50%, 07/01/2051		2,466,760
234,193	3.50%, 03/25/2051(6)		37,404
			2,696,948
	GNMA - 0.6%
838,631	2.00%, 10/20/2050(6)		89,192
1,438,263	2.00%, 11/20/2050(6)		154,377
3,552,614	2.50%, 11/20/2050(6)		425,778
334,237	3.00%, 02/20/2051(6)		38,711
			708,058
	Total U.S. Government Agencies (cost $6,304,202)		$ 6,179,835
COMMON STOCKS - 1.0%
	Real Estate - 1.0%
29,612	Invitation Homes, Inc. REIT		$ 1,243,111
	Total Common Stocks (cost $1,203,774)		$ 1,243,111
	Total Long-Term Investments (Cost $109,034,831)		$ 108,304,723
SHORT-TERM INVESTMENTS - 8.8%
	Other Investment Pools & Funds - 8.8%
10,600,537	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(7)		$ 10,600,537
	Total Short-Term Investments (cost $10,600,537)		$ 10,600,537
	Total Investments (cost $119,635,368)	98.3%	$ 118,905,260
	Other Assets and Liabilities	1.7%	2,102,605
	Total Net Assets	100.0%	$ 121,007,865
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $79,308,310, representing 65.5% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2022. Base lending rates may be subject to a floor or cap.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $9,883,891, representing 8.2% of net assets.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Securities disclosed are interest-only strips.
(7)	Current yield as of period end.

41

Hartford Schroders Securitized Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Futures Contracts Outstanding at January 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	300	03/31/2022	$ 64,996,875	$ (556,881)
U.S. Treasury 10-Year Note Future	50	03/22/2022	6,398,437	(50,488)
Total				$ (607,369)
Short position contracts:
U.S. Treasury 5-Year Note Future	6	03/31/2022	$ 715,219	$ 12,317
U.S. Treasury 10-Year Note Future	106	03/22/2022	13,564,687	304,544
Total				$ 316,861
Total futures contracts				$ (290,508)

Foreign Currency Contracts Outstanding at January 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
4,074	EUR	4,627	USD	UBS	02/23/2022	$ (48)
42,188	GBP	56,676	USD	BOA	02/23/2022	54
6,260,899	USD	5,513,432	EUR	UBS	02/23/2022	64,162
13,194,313	USD	9,672,736	GBP	BOA	02/23/2022	187,284
Total foreign currency contracts						$ 251,452
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 96,132,066	$ —	$ 96,132,066	$ —
Corporate Bonds	4,749,711	—	4,749,711	—
U.S. Government Agencies	6,179,835	—	6,179,835	—
Common Stocks
Real Estate	1,243,111	1,243,111	—	—
Short-Term Investments	10,600,537	10,600,537	—	—
Foreign Currency Contracts(2)	251,500	—	251,500	—
Futures Contracts(2)	316,861	316,861	—	—
Total	$ 119,473,621	$ 12,160,509	$ 107,313,112	$ —
Liabilities
Foreign Currency Contracts(2)	$ (48)	$ —	$ (48)	$ —
Futures Contracts(2)	(607,369)	(607,369)	—	—
Total	$ (607,417)	$ (607,369)	$ (48)	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
42

Hartford Schroders Sustainable Core Bond Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.8%
	Asset-Backed - Finance & Insurance - 2.2%
$ 486,000	Cedar Funding VI CLO Ltd. 1.30%, 04/20/2034, 3 mo. USD LIBOR + 1.050%(1)(2)	$ 485,361
500,000	Dewolf Park CLO Ltd. 1.16%, 10/15/2030, 3 mo. USD LIBOR + 0.920%(1)(2)	500,220
800,000	Madison Park Funding XVIII Ltd. 1.20%, 10/21/2030, 3 mo. USD LIBOR + 0.940%(1)(2)	798,600
600,000	Madison Park Funding XXVI Ltd. 1.50%, 07/29/2030, 3 mo. USD LIBOR + 1.200%(1)(2)	600,592
250,000	Octagon Investment Partners Ltd. 1.25%, 03/17/2030, 3 mo. USD LIBOR + 1.000%(1)(2)	250,164
		2,634,937
	Other Asset-Backed Securities - 0.6%
606,000	Goldentree Loan Management U.S. CLO Ltd. 1.16%, 11/20/2030, 3 mo. USD LIBOR + 0.910%(1)(2)	606,130
	Towd Point Mortgage Trust
15,500	2.75%, 04/25/2057(1)(3)	15,595
59,054	2.75%, 06/25/2057(1)(3)	59,463
86,447	2.75%, 07/25/2057(1)(3)	87,163
		768,351
	Total Asset & Commercial Mortgage-Backed Securities (cost $3,403,872)	$ 3,403,288
CORPORATE BONDS - 52.4%
	Auto Manufacturers - 2.8%
223,000	General Motors Co. 6.13%, 10/01/2025	$ 251,501
	General Motors Financial Co., Inc.
983,000	1.50%, 06/10/2026	941,550
955,000	2.40%, 10/15/2028	920,328
226,000	3.25%, 01/05/2023	230,024
1,202,000	Hyundai Capital America 1.50%, 06/15/2026(1)	1,153,052
		3,496,455
	Auto Parts & Equipment - 0.1%
53,000	Magna International, Inc. 4.15%, 10/01/2025	56,829
	Beverages - 0.9%
583,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.90%, 02/01/2046	691,933
433,000	JDE Peet's N.V. 1.38%, 01/15/2027(1)	409,513
		1,101,446
	Commercial Banks - 21.2%
200,000	Banco Santander S.A. 1.72%, 09/14/2027, (1.72% fixed rate until 09/14/2026; 12 mo. USD CMT + 0.900% thereafter)(4)	191,688
	Bank of America Corp.
30,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(4)	30,272
736,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.210% thereafter)(4)	713,213
349,000	3.00%, 12/20/2023, (3.00% fixed rate until 12/20/2022; 3 mo. USD LIBOR + 0.790% thereafter)(4)	354,351
371,000	3.25%, 10/21/2027	384,614
512,000	3.50%, 04/19/2026	540,026
	Bank of Ireland Group plc
1,765,000	2.03%, 09/30/2027, (2.03% fixed rate until 09/30/2026; 12 mo. USD CMT + 1.100% thereafter)(1)(4)	1,691,223
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 52.4% - (continued)
	Commercial Banks - 21.2% - (continued)
$ 285,000	4.50%, 11/25/2023(1)	$ 297,467
736,000	Barclays plc 3.56%, 09/23/2035, (3.56% fixed rate until 09/23/2030; 5 year USD CMT + 2.900% thereafter)(4)	726,843
	BNP Paribas S.A.
220,000	2.16%, 09/15/2029, (2.16% fixed rate until 09/15/2028; 3 mo. USD SOFR + 1.218% thereafter)(1)(4)	209,139
733,000	2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(1)(4)	726,684
	Citigroup, Inc.
409,000	0.98%, 05/01/2025, (0.98% fixed rate until 05/01/2024; 3 mo. USD SOFR + 0.669% thereafter)(4)	400,514
734,000	3.20%, 10/21/2026	760,556
56,000	4.30%, 11/20/2026	60,537
280,000	Credit Agricole S.A. 1.28%, 04/24/2023, 3 mo. USD LIBOR + 1.020%(1)(2)	282,704
678,000	Credit Suisse Group AG 3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 3 mo. USD SOFR + 1.730% thereafter)(1)(4)	658,568
1,231,000	Danske Bank A/S 1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.350% thereafter)(1)(4)	1,191,871
	Goldman Sachs Group, Inc.
356,000	1.95%, 10/21/2027, (1.95% fixed rate until 10/21/2026; 3 mo. USD SOFR + 0.913% thereafter)(4)	346,378
1,203,000	2.64%, 02/24/2028	1,204,394
90,000	3.50%, 11/16/2026	93,671
	HSBC Holdings plc
1,407,000	2.10%, 06/04/2026, (2.10% fixed rate until 06/04/2025; 3 mo. USD SOFR + 1.929% thereafter)(4)	1,391,238
657,000	2.63%, 11/07/2025, (2.63% fixed rate until 11/07/2024; 3 mo. USD SOFR + 1.402% thereafter)(4)	664,282
	JPMorgan Chase & Co.
1,105,000	1.58%, 04/22/2027, (1.58% fixed rate until 04/22/2026; 3 mo. USD SOFR + 1.885% thereafter)(4)	1,068,731
689,000	2.01%, 03/13/2026, (2.01% fixed rate until 03/13/2025; 3 mo. USD SOFR +1.585% thereafter)(4)	685,821
131,000	2.95%, 10/01/2026	135,097
303,000	2.96%, 01/25/2033	304,970
	Lloyds Banking Group plc
1,539,000	1.63%, 05/11/2027, (1.63% fixed rate until 05/11/2026; 12 mo. USD CMT + 0.850% thereafter)(4)	1,482,784
280,000	2.44%, 02/05/2026, (2.44% fixed rate until 02/05/2025; 12 mo. USD CMT + 1.000% thereafter)(4)	281,209
867,000	Macquarie Group Ltd. 1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 3 mo. USD SOFR + 0.910% thereafter)(1)(4)	832,855
	Morgan Stanley
168,000	1.51%, 07/20/2027, (1.51% fixed rate until 07/20/2026; 3 mo. USD SOFR + 0.858% thereafter)(4)	161,121
196,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 3 mo. USD SOFR + 0.879% thereafter)(4)	189,189

43

Hartford Schroders Sustainable Core Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 52.4% - (continued)
	Commercial Banks - 21.2% - (continued)
$ 114,000	3.63%, 01/20/2027	$ 120,302
	Natwest Group plc
582,000	1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 12 mo. USD CMT + 0.900% thereafter)(4)	561,073
1,062,000	3.07%, 05/22/2028, (3.07% fixed rate until 05/22/2027; 12 mo. USD CMT + 2.550% thereafter)(4)	1,080,587
	Santander UK Group Holdings plc
400,000	1.09%, 03/15/2025, (1.09% fixed rate until 03/15/2024; 3 mo. USD SOFR + 0.787% thereafter)(4)	391,600
1,121,000	1.67%, 06/14/2027, (1.67% fixed rate until 06/14/2026; 3 mo. USD SOFR + 0.989% thereafter)(4)	1,076,343
1,346,000	Standard Chartered plc 2.68%, 06/29/2032, (2.68% fixed rate until 06/29/2031; 12 mo. USD CMT + 1.200% thereafter)(1)(4)	1,269,067
527,000	Truist Bank 2.25%, 03/11/2030	508,346
1,162,000	UniCredit S.p.A. 3.13%, 06/03/2032, (3.13% fixed rate until 06/03/2031; 12 mo. USD CMT + 1.550% thereafter)(1)(4)	1,097,222
	Wells Fargo & Co.
1,711,000	2.39%, 06/02/2028, (2.39% fixed rate until 06/02/2027; 3 mo. USD SOFR + 2.100% thereafter)(4)	1,696,294
212,000	3.00%, 04/22/2026	217,739
		26,080,583
	Commercial Services - 0.3%
90,000	Moody's Corp. 4.88%, 02/15/2024	95,258
282,000	Quanta Services, Inc. 0.95%, 10/01/2024	274,565
		369,823
	Diversified Financial Services - 1.0%
668,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 01/30/2032	652,231
617,000	Ally Financial, Inc. 2.20%, 11/02/2028	588,137
		1,240,368
	Electric - 1.7%
1,443,000	Enel Finance International N.V. 1.88%, 07/12/2028(1)	1,359,386
761,000	Public Service Enterprise Group, Inc. 1.60%, 08/15/2030	686,740
		2,046,126
	Environmental Control - 1.0%
1,247,000	Republic Services, Inc. 2.38%, 03/15/2033	1,198,833
	Healthcare - Products - 1.0%
90,000	Abbott Laboratories 3.40%, 11/30/2023	92,994
392,000	Baxter International, Inc. 2.54%, 02/01/2032(1)	379,850
87,000	Boston Scientific Corp. 3.45%, 03/01/2024	90,127
706,000	Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031	671,218
		1,234,189
	Healthcare - Services - 0.6%
225,000	Aetna, Inc. 2.80%, 06/15/2023	229,076
11,000	Anthem, Inc. 4.10%, 03/01/2028	11,921
482,000	CommonSpirit Health 3.35%, 10/01/2029	497,368
		738,365
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 52.4% - (continued)
	Insurance - 0.4%
$ 2,000	Aflac, Inc. 6.45%, 08/15/2040	$ 2,745
228,000	American International Group, Inc. 3.90%, 04/01/2026	242,163
203,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	193,320
100,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	108,722
		546,950
	IT Services - 0.4%
584,000	Dell International LLC / EMC Corp. 3.38%, 12/15/2041(1)	528,978
	Machinery-Diversified - 0.1%
102,000	Xylem, Inc. 1.95%, 01/30/2028	99,197
	Media - 2.3%
	Charter Communications Operating LLC / Charter Communications Operating Capital
499,000	2.25%, 01/15/2029	470,103
1,330,000	3.50%, 06/01/2041	1,194,781
301,000	Comcast Corp. 3.95%, 10/15/2025	322,117
	Discovery Communications LLC
93,000	2.95%, 03/20/2023	94,502
769,000	3.63%, 05/15/2030	792,664
		2,874,167
	Mining - 0.9%
831,000	Anglo American Capital plc 2.25%, 03/17/2028(1)	802,814
344,000	Yamana Gold, Inc. 2.63%, 08/15/2031	325,165
		1,127,979
	Oil & Gas - 1.1%
129,000	Canadian Natural Resources Ltd. 6.25%, 03/15/2038	162,915
	Cenovus Energy, Inc.
631,000	2.65%, 01/15/2032	599,625
163,000	6.75%, 11/15/2039	212,821
380,000	Equinor ASA 2.38%, 05/22/2030	374,414
		1,349,775
	Pharmaceuticals - 1.6%
	AbbVie, Inc.
21,000	3.20%, 11/06/2022	21,267
923,000	3.20%, 11/21/2029	950,677
206,000	3.60%, 05/14/2025	215,499
105,000	3.80%, 03/15/2025	110,375
108,000	3.85%, 06/15/2024	112,893
42,000	Becton Dickinson and Co. 3.73%, 12/15/2024	44,009
160,000	Cardinal Health, Inc. 3.08%, 06/15/2024	164,165
	CVS Health Corp.
223,000	4.25%, 04/01/2050	249,150
41,000	4.30%, 03/25/2028	44,655
79,000	5.05%, 03/25/2048	96,921
		2,009,611
	Pipelines - 1.4%
69,000	Enbridge, Inc. 4.25%, 12/01/2026	74,324
	MPLX L.P.
352,000	4.50%, 04/15/2038	376,881
190,000	5.20%, 03/01/2047	220,297
94,000	ONEOK, Inc. 6.35%, 01/15/2031	114,358
102,000	Phillips 66 Partners L.P. 3.75%, 03/01/2028	106,952

44

Hartford Schroders Sustainable Core Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 52.4% - (continued)
	Pipelines - 1.4% - (continued)
	Plains All American Pipeline L.P. / PAA Finance Corp.
$ 177,000	3.55%, 12/15/2029	$ 178,584
505,000	3.80%, 09/15/2030	515,365
151,000	Williams Cos., Inc. 4.30%, 03/04/2024	158,083
		1,744,844
	Real Estate Investment Trusts - 4.7%
345,000	Alexandria Real Estate Equities, Inc. 2.00%, 05/18/2032	319,931
489,000	American Tower Corp. 2.40%, 03/15/2025	491,633
	Boston Properties L.P.
822,000	2.45%, 10/01/2033	765,615
1,057,000	3.40%, 06/21/2029	1,093,244
	Crown Castle International Corp.
1,160,000	2.10%, 04/01/2031	1,073,492
158,000	3.20%, 09/01/2024	162,702
6,000	3.80%, 02/15/2028	6,320
264,000	ERP Operating L.P. 3.00%, 07/01/2029	271,208
151,000	Healthcare Realty Trust, Inc. 2.40%, 03/15/2030	145,825
127,000	Healthpeak Properties, Inc. 3.25%, 07/15/2026	132,627
712,000	Kimco Realty Corp. 2.70%, 10/01/2030	702,352
613,000	Sabra Health Care L.P. 3.20%, 12/01/2031	581,851
		5,746,800
	Retail - 0.6%
44,000	AutoNation, Inc. 4.50%, 10/01/2025	47,124
420,000	Genuine Parts Co. 2.75%, 02/01/2032	408,408
223,000	McDonald's Corp. 3.63%, 09/01/2049	229,783
		685,315
	Semiconductors - 0.8%
	Qorvo, Inc.
261,000	1.75%, 12/15/2024(1)	256,096
684,000	4.38%, 10/15/2029	706,779
		962,875
	Software - 1.3%
400,000	Oracle Corp. 3.60%, 04/01/2040	370,520
	VMware, Inc.
207,000	1.80%, 08/15/2028	196,012
1,091,000	2.20%, 08/15/2031	1,017,921
		1,584,453
	Telecommunications - 4.7%
	AT&T, Inc.
188,000	1.65%, 02/01/2028	178,789
1,200,000	2.75%, 06/01/2031	1,179,968
172,000	3.00%, 06/30/2022	172,923
	T-Mobile USA, Inc.
92,000	2.40%, 03/15/2029(1)	89,021
1,917,000	3.88%, 04/15/2030	2,013,718
	Verizon Communications, Inc.
228,000	1.26%, 05/15/2025, 3 mo. USD LIBOR + 1.100%(2)	232,696
1,052,000	3.15%, 03/22/2030	1,081,962
120,000	4.02%, 12/03/2029	130,327
603,000	4.33%, 09/21/2028	663,816
		5,743,220
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 52.4% - (continued)
	Water - 1.5%
$ 1,406,000	United Utilities plc 6.88%, 08/15/2028	$ 1,776,658
	Total Corporate Bonds (cost $65,536,056)	$ 64,343,839
MUNICIPAL BONDS - 1.2%
	Airport - 0.3%
385,000	Dallas Fort Worth, International Airport 3.09%, 11/01/2040	$ 386,032
	General - 0.4%
154,000	New Jersey Economic Development Authority 7.43%, 02/15/2029	189,861
265,000	Philadelphia Authority for Industrial Development 3.96%, 04/15/2026	280,456
		470,317
	Higher Education - 0.2%
	California State University
150,000	2.97%, 11/01/2039	147,926
130,000	3.07%, 11/01/2042	126,855
		274,781
	Tobacco - 0.3%
300,000	Golden State, CA, Tobacco Securitization Corp. 3.00%, 06/01/2046	304,904
	Total Municipal Bonds (cost $1,411,989)	$ 1,436,034
U.S. GOVERNMENT AGENCIES - 10.5%
	Mortgage-Backed Agencies - 10.5%
	FHLMC - 5.4%
1,922,268	2.00%, 02/01/2051	$ 1,879,241
1,163,976	2.00%, 11/01/2051	1,136,063
1,443,037	2.50%, 05/01/2051	1,442,562
1,081,734	2.50%, 08/01/2051	1,081,378
1,126,933	2.50%, 11/01/2051	1,127,387
		6,666,631
	FNMA - 5.1%
646,572	2.00%, 12/01/2050	632,201
1,112,347	2.00%, 08/01/2051	1,086,111
1,165,651	2.00%, 11/01/2051	1,137,698
2,300,149	2.50%, 06/01/2051	2,301,194
1,125,441	2.50%, 11/01/2051	1,125,071
		6,282,275
	Total U.S. Government Agencies (cost $13,432,867)	$ 12,948,906
U.S. GOVERNMENT SECURITIES - 30.1%
	U.S. Treasury Securities - 30.1%
	U.S. Treasury Bonds - 11.0%
6,121,000	1.88%, 11/15/2051	$ 5,818,776
5,845,500	2.00%, 11/15/2041	5,691,142
1,990,000	2.00%, 08/15/2051	1,946,158
		13,456,076
	U.S. Treasury Notes - 19.1%
5,042,600	0.13%, 11/30/2022	5,018,963

45

Hartford Schroders Sustainable Core Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 30.1% - (continued)
	U.S. Treasury Securities - 30.1% - (continued)
	U.S. Treasury Notes - 19.1% - (continued)
$ 273,000	0.13%, 07/31/2023		$ 269,364
562,000	0.13%, 08/31/2023		553,965
7,418,000	0.75%, 12/31/2023		7,362,075
10,353,000	1.13%, 01/15/2025		10,280,205
36,000	1.25%, 12/31/2026		35,384
			23,519,956
	Total U.S. Government Securities (cost $37,112,909)		$ 36,976,032
	Total Long-Term Investments (Cost $120,897,693)		$ 119,108,099
SHORT-TERM INVESTMENTS - 0.1%
	Other Investment Pools & Funds - 0.1%
172,698	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(5)		$ 172,698
	Total Short-Term Investments (cost $172,698)		$ 172,698
	Total Investments (cost $121,070,391)	97.1%	$ 119,280,797
	Other Assets and Liabilities	2.9%	3,564,071
	Total Net Assets	100.0%	$ 122,844,868
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $16,832,118, representing 13.7% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Trust’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 3,403,288	$ —	$ 3,403,288	$ —
Corporate Bonds	64,343,839	—	64,343,839	—
Municipal Bonds	1,436,034	—	1,436,034	—
U.S. Government Agencies	12,948,906	—	12,948,906	—
U.S. Government Securities	36,976,032	—	36,976,032	—
Short-Term Investments	172,698	172,698	—	—
Total	$ 119,280,797	$ 172,698	$ 119,108,099	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
46

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 36.3%
	Aerospace/Defense - 0.9%
$ 3,895,000	Boeing Co. 1.43%, 02/04/2024	$ 3,855,831
	Agriculture - 1.5%
5,996,000	BAT Capital Corp. 3.56%, 08/15/2027	6,131,058
	Auto Manufacturers - 4.1%
3,587,000	BMW U.S. Capital LLC 0.58%, 04/01/2024, 3 mo. USD SOFR + 0.530%(1)(2)	3,602,648
	General Motors Financial Co., Inc.
2,370,000	1.20%, 10/15/2024	2,317,602
3,946,000	2.35%, 02/26/2027	3,874,059
1,684,000	Genuine Parts Co. 1.75%, 02/01/2025	1,674,018
5,477,000	Hyundai Capital America 0.88%, 06/14/2024(1)	5,336,963
		16,805,290
	Chemicals - 0.2%
829,000	Westlake Chemical Corp. 0.88%, 08/15/2024	807,359
	Commercial Banks - 14.9%
	Banco Santander S.A.
3,600,000	0.70%, 06/30/2024, 12 mo. USD CMT + 0.450%(3)	3,559,608
2,200,000	1.72%, 09/14/2027, 12 mo. USD CMT + 0.900%(3)	2,108,571
	Barclays plc
4,223,000	1.01%, 12/10/2024, 12 mo. USD CMT + 0.800%(3)	4,151,209
2,617,000	2.28%, 11/24/2027, 12 mo. USD CMT + 1.050%(3)	2,560,696
805,000	Canadian Imperial Bank of Commerce 2.61%, 07/22/2023, (2.61% fixed rate until 07/22/2022; 3 mo. USD LIBOR + 0.785% thereafter)(3)	810,232
1,570,000	Deutsche Bank AG 0.96%, 11/08/2023	1,553,148
	Goldman Sachs Group, Inc.
2,600,000	0.55%, 09/10/2024, 3 mo. USD SOFR + 0.500%(2)	2,594,332
6,656,000	0.63%, 03/08/2024, 3 mo. USD SOFR + 0.580%(2)	6,653,185
1,844,000	HSBC Holdings plc 3.97%, 05/22/2030, 3 mo. USD LIBOR + 1.610%(3)	1,942,433
	JP Morgan Chase & Co.
3,397,000	0.63%, 03/16/2024, 3 mo. USD SOFR + 0.580%(2)	3,403,749
1,833,000	0.93%, 04/22/2027, 3 mo. USD SOFR + 0.885%(2)	1,849,515
2,859,000	2.08%, 04/22/2026, (2.08% fixed rate until 04/22/2025; 3 mo. USD SOFR + 1.850% thereafter)(3)	2,844,345
4,756,000	JPMorgan Chase & Co. 2.01%, 03/13/2026, 3 mo. USD SOFR +1.585%(3)	4,734,054
6,980,000	Macquarie Group Ltd. 0.96%, 09/23/2027, 3 mo. USD SOFR + 0.920%(1)(2)(4)	6,967,585
2,913,000	National Bank of Canada 2.10%, 02/01/2023	2,943,749
2,113,000	NatWest Markets plc 0.80%, 08/12/2024(1)	2,052,552
615,000	Royal Bank of Canada 2.25%, 11/01/2024	622,027
4,596,000	Standard Chartered plc 1.82%, 11/23/2025, 12 mo. USD CMT + 0.950%(1)(3)	4,510,793
240,000	Toronto-Dominion Bank 2.65%, 06/12/2024	245,494
204,000	Truist Financial Corp. 2.20%, 03/16/2023	206,003
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 36.3% - (continued)
	Commercial Banks - 14.9% - (continued)
$ 4,616,000	UniCredit S.p.A. 1.98%, 06/03/2027, 12 mo. USD CMT + 1.200%(1)(3)	$ 4,387,083
845,000	Wells Fargo & Co. 3.75%, 01/24/2024	878,712
		61,579,075
	Diversified Financial Services - 2.1%
6,882,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45%, 10/29/2026	6,752,923
1,953,000	Ally Financial, Inc. 2.20%, 11/02/2028	1,861,640
		8,614,563
	Gas - 0.4%
1,708,000	CenterPoint Energy Resources Corp. 0.70%, 03/02/2023	1,696,003
	Healthcare - Services - 1.5%
2,563,000	CommonSpirit Health 3.35%, 10/01/2029	2,644,718
3,465,000	Humana, Inc. 0.65%, 08/03/2023	3,420,966
		6,065,684
	IT Services - 1.2%
4,991,000	Kyndryl Holdings, Inc. 2.05%, 10/15/2026(1)	4,770,614
	Oil & Gas Services - 0.2%
1,012,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. 1.23%, 12/15/2023	1,007,682
	Packaging & Containers - 0.9%
4,086,000	Sealed Air Corp. 1.57%, 10/15/2026(1)	3,898,046
	Pharmaceuticals - 0.3%
1,297,000	CVS Health Corp. 3.75%, 04/01/2030	1,379,250
	Pipelines - 0.3%
1,447,000	Enbridge, Inc. 0.45%, 02/17/2023, 3 mo. USD SOFR + 0.400%(2)	1,446,200
	Real Estate Investment Trusts - 2.4%
2,227,000	Boston Properties L.P. 3.40%, 06/21/2029	2,303,363
	Crown Castle International Corp.
3,405,000	1.05%, 07/15/2026	3,211,823
3,266,000	1.35%, 07/15/2025	3,168,447
1,227,000	Ventas Realty L.P. 2.65%, 01/15/2025	1,248,695
		9,932,328
	Semiconductors - 1.3%
1,908,000	Broadcom, Inc. 1.95%, 02/15/2028(1)	1,818,361
	Qorvo, Inc.
800,000	1.75%, 12/15/2024(1)	784,968
2,791,000	4.38%, 10/15/2029	2,883,950
		5,487,279
	Software - 1.7%
2,748,000	Oracle Corp. 2.80%, 04/01/2027	2,766,814
4,335,000	VMware, Inc. 1.00%, 08/15/2024	4,231,710
		6,998,524
	Telecommunications - 2.4%
4,535,000	AT&T, Inc. 0.69%, 03/25/2024, 3 mo. USD SOFR + 0.640%(2)	4,536,270

47

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 36.3% - (continued)
	Telecommunications - 2.4% - (continued)
$ 881,000	T-Mobile USA, Inc. 2.40%, 03/15/2029(1)	$ 852,473
4,357,000	Verizon Communications, Inc. 0.55%, 03/22/2024, 3 mo. USD SOFR + 0.500%(2)	4,369,198
		9,757,941
	Total Corporate Bonds (cost $152,218,806)	$ 150,232,727
MUNICIPAL BONDS - 56.5%
	Arizona - 0.2%
	City of Phoenix, AZ, Civic Improvement Corp.
350,000	5.00%, 07/01/2026	$ 402,958
350,000	5.00%, 07/01/2027	412,787
		815,745
	California - 3.9%
120,000	California County, CA, Tobacco Securitization Agency 4.00%, 06/01/2022	121,292
2,835,000	California State Health Facs Finance Auth Rev 5.00%, 04/01/2033	3,517,799
	City of El Cajon, CA
190,000	0.93%, 04/01/2024	186,737
275,000	1.18%, 04/01/2025	268,361
	City of Los Angeles, CA, Department of Airports
405,000	0.85%, 05/15/2026	385,382
460,000	1.25%, 05/15/2028	431,928
	City of Pomona, CA
205,000	4.00%, 08/01/2023	213,013
305,000	4.00%, 08/01/2024	322,209
	City of Riverside, CA
200,000	1.90%, 06/01/2023	201,442
360,000	2.11%, 06/01/2024	363,094
	County of Sacramento, CA, Airport System Rev
705,000	5.00%, 12/01/2022	731,049
550,000	5.00%, 07/01/2032	683,071
960,000	5.00%, 07/01/2033	1,190,042
600,000	5.00%, 07/01/2034	739,408
835,000	Golden State, CA, Tobacco Securitization Corp. 3.00%, 06/01/2046	848,650
1,000,000	Merced, CA, Union High School Dist, GO 0.00%, 08/01/2034(5)	741,341
200,000	North Orange County, CA, Community College Dist, GO, (NATL Insured) 0.00%, 08/01/2028(5)	177,387
300,000	Rialto, CA, Unified School Dist, GO, (AGM Insured) 0.00%, 08/01/2029(5)	258,912
4,090,000	San Diego County, CA, Regional Transportation Commission 5.00%, 10/01/2022	4,212,615
	San Francisco, CA, Community College Dist, GO
310,000	1.33%, 06/15/2026	302,466
410,000	2.02%, 06/15/2029	403,933
		16,300,131
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 56.5% - (continued)
	Colorado - 1.0%
$ 950,000	City & County of Denver, CO, Airport System Rev 5.00%, 11/15/2032	$ 1,189,850
2,750,000	Colorado Housing and Finance Auth, (GNMA/FNMA/FHLMC Insured) 3.50%, 05/01/2050	2,922,430
		4,112,280
	Connecticut - 0.6%
2,195,000	Connecticut Housing Finance Auth Rev, (GNMA/FNMA/FHLMC Insured) 4.25%, 05/15/2042	2,351,888
	Delaware - 0.4%
	Delaware Transportation Auth
630,000	5.00%, 09/01/2029	778,278
285,000	5.00%, 07/01/2032	360,029
570,000	5.00%, 09/01/2033	713,125
		1,851,432
	District of Columbia - 1.5%
5,225,000	Dist of Columbia Water & Sewer Auth Rev 5.00%, 10/01/2052	6,029,165
	Florida - 1.4%
	County of Miami-Dade FL
460,000	1.00%, 10/01/2024	450,591
440,000	1.15%, 10/01/2025	427,294
435,000	County of Miami-Dade FL Aviation Rev 1.23%, 10/01/2025	426,006
	Florida Housing Finance Corp. Rev, (GNMA/FNMA/FHLMC Insured)
305,000	3.00%, 07/01/2051	319,331
2,425,000	3.00%, 07/01/2052	2,546,655
705,000	3.50%, 07/01/2051	749,512
735,000	4.00%, 07/01/2049	778,451
		5,697,840
	Georgia - 3.6%
	Georgia Municipal Association, Inc.
35,000	5.00%, 12/01/2027	41,977
25,000	5.00%, 12/01/2028	29,890
80,000	5.00%, 12/01/2029	95,391
35,000	5.00%, 12/01/2033	41,843
	Main Street, GA, Natural Gas, Inc.
3,945,000	4.00%, 08/01/2048(6)	4,137,373
8,250,000	4.00%, 03/01/2050(6)	9,011,779
1,520,000	4.00%, 05/01/2052(6)	1,695,555
		15,053,808
	Illinois - 5.9%
475,000	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO 5.00%, 01/01/2029	541,305
	Chicago Transit Auth Capital Grant Receipts Rev
475,000	5.00%, 06/01/2022	481,883
290,000	5.00%, 06/01/2023	305,356
695,000	Chicago, IL, Metropolitan Water Reclamation Dist, GO 5.25%, 12/01/2032	919,487
7,735,000	Chicago, IL, O'Hare International Airport, 5.00%, 01/01/2033	9,482,008

48

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 56.5% - (continued)
	Illinois - 5.9% - (continued)
	Illinois Housing Dev Auth
$ 955,000	3.00%, 04/01/2051	$ 1,001,346
7,070,000	3.75%, 04/01/2050	7,560,175
1,145,000	4.50%, 10/01/2048	1,238,340
90,000	Metropolitan Pier & Exposition Auth, IL, (NATL Insured) 0.00%, 06/15/2028(5)	77,536
1,350,000	Railsplitter, IL, Tobacco Settlement Auth 5.00%, 06/01/2022	1,370,017
	Rock Island County, IL, School Dist No. 41, GO, (BAM Insured)
125,000	4.00%, 12/01/2023	130,933
140,000	5.00%, 12/01/2024	153,960
320,000	Southwestern Illinois Dev Auth 6.38%, 11/01/2023	341,111
	State of Illinois, GO
485,000	4.00%, 03/01/2024	512,019
410,000	5.00%, 03/01/2024	441,328
		24,556,804
	Indiana - 0.5%
	Indiana Housing & Community Dev Auth Rev, (GNMA/FNMA/FHLMC/COLL Insured)
1,385,000	3.00%, 07/01/2050	1,450,100
745,000	4.00%, 07/01/2048	792,054
		2,242,154
	Iowa - 2.0%
	Iowa Finance Auth, (GNMA/FNMA/FHLMC Insured)
6,730,000	3.00%, 07/01/2051	7,076,967
615,000	3.25%, 07/01/2050	649,525
575,000	4.00%, 07/01/2048	610,997
		8,337,489
	Kentucky - 3.3%
	Kentucky Public Energy Auth
6,080,000	4.00%, 12/01/2049(6)	6,537,780
6,265,000	4.00%, 02/01/2050(6)	6,980,862
		13,518,642
	Louisiana - 3.0%
275,000	Louisiana Housing Corp. Rev 4.50%, 12/01/2047	296,618
12,250,000	Louisiana State Local Gov't Environmental Facs & Community Dev Auth Rev 2.50%, 04/01/2036	12,256,275
		12,552,893
	Maine - 0.7%
	Maine Municipal Bond Bank
325,000	5.00%, 09/01/2029	401,753
535,000	5.00%, 09/01/2031	669,119
415,000	5.00%, 09/01/2032	518,319
1,425,000	Maine State Housing Auth 4.00%, 11/15/2048	1,509,983
		3,099,174
	Massachusetts - 0.9%
1,685,000	Commonwealth of Massachusetts, GO 5.00%, 01/01/2035	2,011,322
	Massachusetts Educational Financing Auth
665,000	3.17%, 07/01/2025	692,307
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 56.5% - (continued)
	Massachusetts - 0.9% - (continued)
$ 510,000	3.27%, 07/01/2026	$ 533,607
560,000	3.38%, 07/01/2027	589,126
		3,826,362
	Mississippi - 0.5%
1,380,000	Mississippi Home Corp., (GNMA/FNMA/FHLMC Insured) 3.25%, 12/01/2050	1,455,569
645,000	State of Mississippi, GO 5.00%, 06/01/2031	809,077
		2,264,646
	Missouri - 1.5%
	Missouri Housing Dev Commission Rev, (GNMA/FNMA/FHLMC Insured)
1,870,000	3.25%, 05/01/2051	1,973,458
1,025,000	3.50%, 11/01/2050	1,092,612
1,505,000	4.25%, 05/01/2049	1,617,918
1,310,000	4.75%, 05/01/2049	1,427,025
		6,111,013
	Nebraska - 1.2%
	Nebraska Investment Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
3,750,000	3.00%, 09/01/2050	3,925,180
960,000	4.00%, 09/01/2048	1,020,481
		4,945,661
	Nevada - 0.6%
	Nevada Housing Division, (GNMA/FNMA/FHLMC Collateral Insured)
910,000	3.00%, 04/01/2051	954,181
1,310,000	4.00%, 10/01/2049	1,401,822
		2,356,003
	New Jersey - 1.5%
1,430,000	Garden State, NJ, Preservation Trust, (AGM Insured) 5.75%, 11/01/2028	1,694,260
	New Jersey Economic Dev Auth
95,000	5.00%, 06/15/2024	103,221
70,000	5.00%, 03/01/2026	72,880
285,000	5.00%, 06/15/2027	332,590
565,000	5.00%, 06/15/2028	657,369
	New Jersey Transportation Trust Fund Auth
140,000	4.00%, 06/15/2035	156,809
1,530,000	5.00%, 12/15/2028	1,834,158
685,000	5.50%, 12/15/2022	714,099
605,000	New Jersey Turnpike Auth Rev 5.00%, 01/01/2029	723,542
		6,288,928
	New Mexico - 1.6%
	New Mexico Mortgage Finance Auth, (GNMA/FNMA/FHLMC Insured)
4,125,000	3.00%, 01/01/2051	4,314,115
1,470,000	3.00%, 01/01/2052	1,542,778
800,000	4.00%, 01/01/2049	853,739
		6,710,632
	New York - 3.3%
4,210,000	City of New York, NY, GO 5.00%, 08/01/2033	5,246,616
2,605,000	New York City Transitional Finance Auth, Future Tax Secured Rev 5.00%, 05/01/2033	3,276,069
	New York Transportation Dev Corp.
455,000	1.61%, 12/01/2022	455,848
475,000	5.00%, 12/01/2028	557,752

49

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 56.5% - (continued)
	New York - 3.3% - (continued)
	Port Auth of New York & New Jersey Rev
$ 750,000	5.00%, 07/15/2031	$ 908,560
2,585,000	5.00%, 07/15/2033	3,218,456
		13,663,301
	Ohio - 1.9%
	Ohio Housing Finance Agency
445,000	3.00%, 03/01/2052	466,069
3,160,000	3.25%, 03/01/2050	3,333,231
1,380,000	4.50%, 09/01/2048	1,487,047
	Ohio State University
5,000	5.00%, 12/01/2030	6,377
5,000	5.00%, 12/01/2031	6,473
	Ohio Turnpike & Infrastructure Commission Rev
1,680,000	0.00%, 02/15/2038(5)	1,069,559
1,395,000	0.00%, 02/15/2041(5)	797,594
525,000	State of Ohio, GO 5.00%, 05/01/2032	660,239
		7,826,589
	Oklahoma - 0.3%
1,090,000	Oklahoma Housing Finance Agency, (GNMA/FNMA/FHLMC Insured) 4.00%, 03/01/2050	1,176,756
	Pennsylvania - 2.2%
635,000	Commonwealth Finance Auth, PA 5.00%, 06/01/2032	751,581
1,295,000	Geisinger, PA, Health System Auth Rev 5.00%, 02/15/2032	1,506,675
1,960,000	Pennsylvania Housing Finance Agency 3.50%, 04/01/2049	2,047,736
	Pennsylvania Turnpike Commission Rev
240,000	5.00%, 12/01/2026	279,596
705,000	5.00%, 12/01/2027	839,458
300,000	5.00%, 12/01/2032	378,874
310,000	5.00%, 12/01/2033	391,326
	Philadelphia, PA, Gas Works Co., (AGM Insured)
440,000	5.00%, 08/01/2029	537,840
910,000	5.00%, 08/01/2030	1,132,138
820,000	5.00%, 08/01/2033	1,019,720
50,000	Reading, PA, School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 03/01/2027	58,285
		8,943,229
	Rhode Island - 1.6%
6,070,000	Rhode Island Housing & Mortgage Finance Corp., (GNMA Insured) 3.75%, 10/01/2049	6,459,482
	South Carolina - 2.3%
6,425,000	Patriots Energy Group Financing Agency, SC 4.00%, 10/01/2048(6)	6,763,020
2,125,000	South Carolina Jobs-Economic Dev Auth 3.75%, 01/01/2050	2,281,228
250,000	Tobacco Settlement Rev Mgmt Auth, SC 6.38%, 05/15/2030	330,436
		9,374,684
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 56.5% - (continued)
	South Dakota - 0.1%
	South Dakota Conservancy Dist
$ 245,000	5.00%, 08/01/2029	$ 304,720
235,000	5.00%, 08/01/2030	297,638
		602,358
	Tennessee - 0.4%
250,000	Metropolitan Nashville, TN, Airport Auth 5.00%, 07/01/2049	297,650
1,090,000	Tennessee Housing Dev Agency 4.50%, 07/01/2049	1,180,814
		1,478,464
	Texas - 7.2%
3,770,000	Arlington, TX, Higher Education Finance Corp., (PSF-GTD Insured) 5.00%, 08/15/2033	4,632,997
705,000	Bexar County, TX, Hospital Dist, GO 5.00%, 02/15/2030	845,925
	City of Houston, TX, Airport System Rev
2,385,000	5.00%, 07/01/2029	2,929,418
1,325,000	5.00%, 07/01/2030	1,657,773
1,695,000	Cypress-Fairbanks, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 02/15/2033	1,982,251
1,190,000	Dallas-Fort Worth, TX, International Airport Rev 2.04%, 11/01/2024	1,200,841
	Harris County, TX, Cultural Education Facs Finance Corp.
450,000	5.00%, 11/15/2028	539,442
430,000	5.00%, 11/15/2029	514,147
	Lower Colorado River, TX, Auth Rev
370,000	5.00%, 05/15/2029	450,785
140,000	5.00%, 05/15/2030	173,659
365,000	Northside, TX, Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 02/15/2030	455,695
	Texas Department of Housing & Community Affairs Rev, (GNMA Insured)
1,805,000	3.00%, 01/01/2052	1,896,679
5,515,000	3.00%, 03/01/2052	5,807,043
1,910,000	3.50%, 03/01/2051	2,044,968
1,165,000	4.00%, 03/01/2050	1,264,047
855,000	4.75%, 03/01/2049	922,611
1,245,000	Texas Municipal Gas Acquisition & Supply Corp. 5.00%, 12/15/2028	1,462,734
880,000	University of Texas 5.00%, 05/15/2035	1,033,757
		29,814,772
	Washington - 0.9%
	Washington State Housing Finance Commission Rev, (GNMA/FNMA/FHLMC Insured)
2,255,000	4.00%, 12/01/2048	2,401,534
1,070,000	4.00%, 06/01/2050	1,155,271
		3,556,805
	Wisconsin - 0.2%
650,000	Wisconsin Health & Educational Facs Auth Rev 5.00%, 04/01/2033	751,427

50

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 56.5% - (continued)
	Wyoming - 0.3%
$ 1,025,000	Wyoming Community Dev Auth 4.00%, 06/01/2043		$ 1,089,453
	Total Municipal Bonds (cost $232,978,765)		$ 233,760,010
U.S. GOVERNMENT SECURITIES - 5.9%
	U.S. Treasury Securities - 5.9%
	U.S. Treasury Notes - 5.9%
23,476,000	1.13%, 01/15/2025		$ 23,310,934
873,000	1.50%, 01/31/2027		868,158
	Total U.S. Government Securities (cost $24,239,726)		$ 24,179,092
	Total Long-Term Investments (Cost $409,437,297)		$ 408,171,829
SHORT-TERM INVESTMENTS - 0.3%
	Other Investment Pools & Funds - 0.1%
311,228	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(7)		$ 311,228
	Securities Lending Collateral - 0.2%
32,896	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class 0.01%(7)		32,896
885,920	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class 0.03%(7)		885,920
50,184	Invesco Government & Agency Portfolio, Institutional Class 0.03%(7)		50,184
			969,000
	Total Short-Term Investments (cost $1,280,228)		$ 1,280,228
	Total Investments (cost $410,717,525)	99.0%	$ 409,452,057
	Other Assets and Liabilities	1.0%	4,099,991
	Total Net Assets	100.0%	$ 413,552,048
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $38,982,086, representing 9.4% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2022. Base lending rates may be subject to a floor or cap.
(3)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(4)	Represents entire or partial securities on loan.
(5)	Security is a zero-coupon bond.
(6)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(7)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury 5-Year Note Future	54	03/31/2022	$ (6,436,969)	$ 68,661
Total futures contracts				$ 68,661
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
51

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 150,232,727	$ —	$ 150,232,727	$ —
Municipal Bonds	233,760,010	—	233,760,010	—
U.S. Government Securities	24,179,092	—	24,179,092	—
Short-Term Investments	1,280,228	1,280,228	—	—
Futures Contracts(2)	68,661	68,661	—	—
Total	$ 409,520,718	$ 1,348,889	$ 408,171,829	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
52

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8%
	Banks - 4.7%
89,457	Commerce Bancshares, Inc.	$ 6,164,482
260,254	Fifth Third Bancorp	11,615,136
61,909	First Republic Bank	10,746,783
128,092	Zions Bancorp NA	8,687,200
		37,213,601
	Capital Goods - 10.3%
217,429	BWX Technologies, Inc.	9,677,765
65,201	Dover Corp.	11,078,302
160,969	Fortune Brands Home & Security, Inc.	15,158,451
53,004	IDEX Corp.	11,419,182
51,477	Nordson Corp.	11,970,461
48,077	Snap-on, Inc.	10,012,035
66,831	Trane Technologies plc	11,568,446
		80,884,642
	Commercial & Professional Services - 6.3%
209,589	IAA, Inc.*	9,626,423
114,386	Leidos Holdings, Inc.	10,231,828
70,902	Robert Half International, Inc.	8,030,360
56,606	Verisk Analytics, Inc.	11,102,135
84,961	Waste Connections, Inc.	10,594,636
		49,585,382
	Consumer Durables & Apparel - 1.4%
67,081	Mohawk Industries, Inc.*	10,590,077
	Consumer Services - 2.7%
328,016	Aramark	11,247,669
48,925	Churchill Downs, Inc.	10,288,927
		21,536,596
	Diversified Financials - 2.4%
98,697	Raymond James Financial, Inc.	10,449,052
145,594	SEI Investments Co.	8,533,264
		18,982,316
	Energy - 3.2%
312,240	Coterra Energy, Inc.	6,838,056
63,398	Diamondback Energy, Inc.	7,998,292
45,628	Pioneer Natural Resources Co.	9,987,513
		24,823,861
	Food, Beverage & Tobacco - 1.8%
71,387	Hershey Co.	14,068,236
	Health Care Equipment & Services - 6.3%
19,024	Chemed Corp.	8,920,544
25,446	Cooper Cos., Inc.	10,135,142
181,075	Encompass Health Corp.	11,233,893
46,628	Masimo Corp.*	10,252,098
27,323	Teleflex, Inc.	8,475,321
		49,016,998
	Insurance - 8.8%
93,509	Arthur J Gallagher & Co.	14,768,811
143,541	Assurant, Inc.	21,891,438
104,419	Globe Life, Inc.	10,682,064
96,575	Reinsurance Group of America, Inc.	11,089,707
288,297	Ryan Specialty Group Holdings, Inc. Class A*	10,785,191
		69,217,211
	Materials - 3.7%
83,710	AptarGroup, Inc.	9,819,183
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	Materials - 3.7% - (continued)
354,183	Axalta Coating Systems Ltd.*	$ 10,487,359
75,089	Crown Holdings, Inc.	8,590,181
		28,896,723
	Media & Entertainment - 4.2%
241,507	Interpublic Group of Cos., Inc.	8,583,159
83,862	Match Group, Inc.*	9,451,247
124,550	Pinterest, Inc. Class A*	3,681,698
70,338	Take-Two Interactive Software, Inc.*	11,489,009
		33,205,113
	Pharmaceuticals, Biotechnology & Life Sciences - 3.4%
102,588	Catalent, Inc.*	10,661,971
163,338	Royalty Pharma plc Class A	6,535,153
24,333	West Pharmaceutical Services, Inc.	9,568,222
		26,765,346
	Real Estate - 3.9%
54,451	Alexandria Real Estate Equities, Inc. REIT	10,609,233
239,430	American Homes 4 Rent Class A, REIT	9,368,896
408,457	Brixmor Property Group, Inc. REIT	10,358,469
		30,336,598
	Retailing - 4.1%
55,493	Advance Auto Parts, Inc.	12,847,184
41,363	Burlington Stores, Inc.*	9,800,136
168,959	LKQ Corp.	9,274,160
		31,921,480
	Semiconductors & Semiconductor Equipment - 6.5%
99,439	Entegris, Inc.	11,916,770
44,680	First Solar, Inc.*	3,502,019
151,007	Microchip Technology, Inc.	11,700,022
215,689	ON Semiconductor Corp.*	12,725,651
75,543	Skyworks Solutions, Inc.	11,068,560
		50,913,022
	Software & Services - 12.0%
121,015	Akamai Technologies, Inc.*	13,862,268
186,485	Amdocs Ltd.	14,152,347
119,510	Black Knight, Inc.*	8,915,446
160,728	Dolby Laboratories, Inc. Class A	14,119,955
238,733	Genpact Ltd.	11,876,967
19,325	Palo Alto Networks, Inc.*	9,998,755
102,232	PTC, Inc.*	11,885,492
42,727	VeriSign, Inc.*	9,279,450
		94,090,680
	Technology Hardware & Equipment - 5.5%
50,552	CDW Corp.	9,556,856
181,517	Ciena Corp.*	12,036,392
45,908	Motorola Solutions, Inc.	10,647,902
26,170	Teledyne Technologies, Inc.*	11,028,823
		43,269,973
	Transportation - 0.8%
107,189	Alaska Air Group, Inc.*	5,867,526
	Utilities - 4.8%
152,868	Alliant Energy Corp.	9,150,679
319,852	CenterPoint Energy, Inc.	9,071,003
100,114	CMS Energy Corp.	6,445,339

53

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.8% - (continued)
	Utilities - 4.8% - (continued)
51,098	Eversource Energy		$ 4,572,760
204,342	FirstEnergy Corp.		8,574,190
			37,813,971
	Total Common Stocks (cost $543,232,770)		$ 758,999,352
SHORT-TERM INVESTMENTS - 3.2%
	Other Investment Pools & Funds - 3.2%
24,654,687	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(1)		$ 24,654,687
	Total Short-Term Investments (cost $24,654,687)		$ 24,654,687
	Total Investments (cost $567,887,457)	100.0%	$ 783,654,039
	Other Assets and Liabilities	0.0%	136,356
	Total Net Assets	100.0%	$ 783,790,395
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 37,213,601	$ 37,213,601	$ —	$ —
Capital Goods	80,884,642	80,884,642	—	—
Commercial & Professional Services	49,585,382	49,585,382	—	—
Consumer Durables & Apparel	10,590,077	10,590,077	—	—
Consumer Services	21,536,596	21,536,596	—	—
Diversified Financials	18,982,316	18,982,316	—	—
Energy	24,823,861	24,823,861	—	—
Food, Beverage & Tobacco	14,068,236	14,068,236	—	—
Health Care Equipment & Services	49,016,998	49,016,998	—	—
Insurance	69,217,211	69,217,211	—	—
Materials	28,896,723	28,896,723	—	—
Media & Entertainment	33,205,113	33,205,113	—	—
Pharmaceuticals, Biotechnology & Life Sciences	26,765,346	26,765,346	—	—
Real Estate	30,336,598	30,336,598	—	—
Retailing	31,921,480	31,921,480	—	—
Semiconductors & Semiconductor Equipment	50,913,022	50,913,022	—	—
Software & Services	94,090,680	94,090,680	—	—
Technology Hardware & Equipment	43,269,973	43,269,973	—	—
Transportation	5,867,526	5,867,526	—	—
Utilities	37,813,971	37,813,971	—	—
Short-Term Investments	24,654,687	24,654,687	—	—
Total	$ 783,654,039	$ 783,654,039	$ —	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
54

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9%
	Automobiles & Components - 1.0%
36,533	Gentherm, Inc.*	$ 3,192,619
	Banks - 9.6%
21,976	Cambridge Bancorp	1,967,731
291,515	First BanCorp	4,241,543
101,627	First Interstate BancSystem, Inc. Class A	3,734,792
107,548	First Merchants Corp.	4,563,262
100,091	Heritage Financial Corp.	2,428,208
80,193	OceanFirst Financial Corp.	1,820,381
106,870	Seacoast Banking Corp. of Florida	3,900,755
49,337	SouthState Corp.	4,164,536
139,689	United Community Banks, Inc.	4,943,594
		31,764,802
	Capital Goods - 13.0%
49,312	Albany International Corp. Class A	4,127,907
252,312	Custom Truck One Source, Inc.*(1)	2,074,005
38,248	EnPro Industries, Inc.	4,016,805
39,737	ESCO Technologies, Inc.	3,170,218
39,581	Gibraltar Industries, Inc.*	2,169,039
70,880	Hexcel Corp.*	3,697,810
114,807	Maxar Technologies, Inc.	2,986,130
44,819	McGrath Rent Corp.	3,415,656
113,009	Primoris Services Corp.	2,906,591
32,895	Simpson Manufacturing Co., Inc.	3,710,227
39,008	Standex International Corp.	3,875,445
149,906	Univar Solutions, Inc.*	3,972,509
14,586	Valmont Industries, Inc.	3,168,517
		43,290,859
	Commercial & Professional Services - 3.5%
43,311	ASGN, Inc.*	4,975,134
190,010	Interface, Inc.	2,519,533
51,522	Science Applications International Corp.	4,226,350
		11,721,017
	Consumer Durables & Apparel - 5.1%
17,639	Cavco Industries, Inc.*	4,752,652
27,327	Oxford Industries, Inc.	2,251,472
66,586	Skyline Champion Corp.*	4,483,901
55,079	Snap One Holdings Corp.*	1,036,036
104,048	Steven Madden Ltd.	4,280,535
		16,804,596
	Consumer Services - 2.2%
155,004	Membership Collective Group, Inc. Class A*(1)	1,374,885
134,214	Terminix Global Holdings, Inc.*	5,789,992
		7,164,877
	Diversified Financials - 3.3%
190,346	Compass Diversified Holdings	4,789,105
23,472	Houlihan Lokey, Inc.	2,494,604
344,344	Perella Weinberg Partners(1)	3,739,576
		11,023,285
	Energy - 2.4%
41,943	Cactus, Inc. Class A	2,032,558
94,931	Delek U.S. Holdings, Inc.*	1,473,329
70,255	Matador Resources Co.	3,145,316
182,256	Solaris Oilfield Infrastructure, Inc. Class A	1,405,194
		8,056,397
	Food, Beverage & Tobacco - 3.6%
73,440	Darling Ingredients, Inc.*	4,683,269
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Food, Beverage & Tobacco - 3.6% - (continued)
274,328	Primo Water Corp.	$ 4,581,277
186,070	Sovos Brands, Inc.*	2,729,647
		11,994,193
	Health Care Equipment & Services - 7.5%
81,637	AdaptHealth Corp.*	1,542,939
126,456	Envista Holdings Corp.*	5,467,957
32,950	ICU Medical, Inc.*	7,030,212
44,681	LivaNova plc*	3,355,990
12,768	Mesa Laboratories, Inc.	3,630,325
127,158	Neuronetics, Inc.*	455,226
64,987	Progyny, Inc.*	2,631,974
314,017	Sientra, Inc.*(1)	882,388
		24,997,011
	Insurance - 4.7%
33,685	Axis Capital Holdings Ltd.	1,919,371
77,521	James River Group Holdings Ltd.	2,195,395
60,729	Kemper Corp.	3,642,526
36,027	Reinsurance Group of America, Inc.	4,136,980
85,649	Ryan Specialty Group Holdings, Inc. Class A*	3,204,129
70,273	Trean Insurance Group, Inc.*	567,103
		15,665,504
	Materials - 7.1%
44,065	Ashland Global Holdings, Inc.	4,232,003
27,217	Balchem Corp.	3,999,266
23,779	Eagle Materials, Inc.	3,468,167
175,954	Element Solutions, Inc.	3,948,408
56,604	Neenah, Inc.	2,609,444
94,070	PureCycle Technologies, Inc.*(1)	559,717
147,864	Valvoline, Inc.	4,870,640
		23,687,645
	Media & Entertainment - 2.0%
43,207	Madison Square Garden Entertainment Corp.*	3,060,352
308,931	Stagwell, Inc.*	2,307,714
78,483	Tremor International Ltd.*	1,146,637
		6,514,703
	Pharmaceuticals, Biotechnology & Life Sciences - 6.1%
113,052	Aerie Pharmaceuticals, Inc.*	832,063
18,193	Catalent, Inc.*	1,890,798
247,207	Evolus, Inc.*	1,834,276
86,758	FibroGen, Inc.*	1,309,178
54,404	Intra-Cellular Therapies, Inc.*	2,583,646
39,161	Natera, Inc.*	2,766,725
106,138	NeoGenomics, Inc.*	2,392,350
24,301	Pacira BioSciences, Inc.*	1,525,374
58,079	Syneos Health, Inc.*	5,259,634
		20,394,044
	Real Estate - 3.8%
137,431	Douglas Emmett, Inc. REIT	4,290,596
192,736	Kennedy-Wilson Holdings, Inc.	4,328,850
51,279	Terreno Realty Corp. REIT	3,834,131
		12,453,577
	Retailing - 1.2%
24,927	Asbury Automotive Group, Inc.*	4,012,499
	Semiconductors & Semiconductor Equipment - 4.0%
132,519	Allegro MicroSystems, Inc.*	3,760,889
66,097	MACOM Technology Solutions Holdings, Inc.*	4,045,797

55

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 95.9% - (continued)
	Semiconductors & Semiconductor Equipment - 4.0% - (continued)
27,397	ON Semiconductor Corp.*		$ 1,616,423
55,748	Semtech Corp.*		3,963,683
			13,386,792
	Software & Services - 7.6%
53,037	CommVault Systems, Inc.*		3,577,876
118,308	LiveRamp Holdings, Inc.*		5,282,452
95,617	ON24, Inc.*		1,573,856
42,337	Perficient, Inc.*		4,437,764
240,859	Sabre Corp.*(1)		2,203,860
67,002	Teradata Corp.*		2,702,861
62,980	WNS Holdings Ltd. ADR*		5,300,397
			25,079,066
	Technology Hardware & Equipment - 5.0%
50,023	Ciena Corp.*		3,317,025
49,082	Lumentum Holdings, Inc.*		4,980,841
118,928	Plantronics, Inc.*		3,169,431
306,566	Viavi Solutions, Inc.*		5,046,077
			16,513,374
	Utilities - 3.2%
31,187	Avista Corp.		1,386,574
19,019	Chesapeake Utilities Corp.		2,590,578
15,502	IDACORP, Inc.		1,708,630
22,611	ONE Gas, Inc.		1,761,171
44,816	SJW Group		3,086,030
			10,532,983
	Total Common Stocks (cost $252,206,688)		$ 318,249,843
SHORT-TERM INVESTMENTS - 4.7%
	Other Investment Pools & Funds - 3.9%
12,704,989	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(2)		$ 12,704,989
	Securities Lending Collateral - 0.8%
92,773	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)		92,773
2,498,484	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(2)		2,498,484
141,529	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(2)		141,529
			2,732,786
	Total Short-Term Investments (cost $15,437,775)		$ 15,437,775
	Total Investments (cost $267,644,463)	100.6%	$ 333,687,618
	Other Assets and Liabilities	(0.6)%	(1,882,869)
	Total Net Assets	100.0%	$ 331,804,749
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

56

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 3,192,619	$ 3,192,619	$ —	$ —
Banks	31,764,802	31,764,802	—	—
Capital Goods	43,290,859	43,290,859	—	—
Commercial & Professional Services	11,721,017	11,721,017	—	—
Consumer Durables & Apparel	16,804,596	16,804,596	—	—
Consumer Services	7,164,877	7,164,877	—	—
Diversified Financials	11,023,285	11,023,285	—	—
Energy	8,056,397	8,056,397	—	—
Food, Beverage & Tobacco	11,994,193	11,994,193	—	—
Health Care Equipment & Services	24,997,011	24,997,011	—	—
Insurance	15,665,504	15,665,504	—	—
Materials	23,687,645	23,687,645	—	—
Media & Entertainment	6,514,703	6,514,703	—	—
Pharmaceuticals, Biotechnology & Life Sciences	20,394,044	20,394,044	—	—
Real Estate	12,453,577	12,453,577	—	—
Retailing	4,012,499	4,012,499	—	—
Semiconductors & Semiconductor Equipment	13,386,792	13,386,792	—	—
Software & Services	25,079,066	25,079,066	—	—
Technology Hardware & Equipment	16,513,374	16,513,374	—	—
Utilities	10,532,983	10,532,983	—	—
Short-Term Investments	15,437,775	15,437,775	—	—
Total	$ 333,687,618	$ 333,687,618	$ —	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
57

The Hartford Mutual Funds II, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BOA	Bank of America Securities LLC
CBK	Citibank NA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
UBS	UBS AG
Currency Abbreviations:
BRL	Brazil Real
CLP	Chile Peso
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
EUR	Euro Member Countries
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
MXN	Mexican Peso
MYR	Malaysia Ringgit
PEN	Peru Nuevo Sol
PLN	Poland Zloty
RON	Romania New Leu
RUB	Russia Ruble
THB	Thailand Baht
USD	United States Dollar
ZAR	South Africa Rand
Index Abbreviations:
CMT	Constant Maturity Treasury Index
EAFE	Europe, Australasia and Far East
Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
PA	Port Authority
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Corp.
Bhd	Berhad
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PSF-GTD	Permanent School Fund Guaranteed
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SONIO	Sterling Overnight Index Average
Tbk	Terbuka

58

The Hartford Mutual Funds II, Inc. (the "Company")
 Notes to the Schedules of Investments
 January 31, 2022  (Unaudited)

1.	Investment Valuation and Fair Value Measurements:
For purposes of calculating the net asset value per share (“NAV”) of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. Generally Accepted Accounting Principles ("U.S. GAAP") defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.
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The Hartford Mutual Funds II, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 January 31, 2022  (Unaudited)

These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
2.	Subsequent Events:
Recent events, including the invasion of Ukraine by Russia, have interjected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions—which affect companies in many sectors, including energy, financial services and defense, among others— could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.
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